GuideMark®Funds
GuidePath® Funds

Prospectus

July 31, 2015, as revised October 9, 2015

GuideMark® Large Cap Core Fund (formerly known as GuideMark® Large Cap Growth Fund) (Ticker: GMLGX)

GuideMark® Emerging Markets Fund (formerly known as GuideMark® Large Cap Value Fund) (Ticker: GMLVX)

GuideMark® Small/Mid Cap Core Fund (Ticker: GMSMX)

GuideMark® World ex-US Fund (Ticker: GMWEX)

GuideMark® Opportunistic Equity Fund (Ticker: GMOPX)

GuideMark® Global Real Return Fund (Ticker: GMGLX)

GuideMark® Core Fixed Income Fund (Ticker: GMCOX)

GuideMark® Tax-Exempt Fixed Income Fund (Ticker: GMTEX)

GuideMark® Opportunistic Fixed Income Fund (Ticker: GMIFX)

GuidePath® Strategic Asset Allocation Fund (Ticker: GPSTX)

GuidePath® Tactical Constrained® Asset Allocation Fund (Ticker: GPTCX)

GuidePath® Tactical Unconstrained® Asset Allocation Fund (Ticker: GPTUX)

GuidePath® Absolute Return Asset Allocation Fund (Ticker: GPARX)

GuidePath® Multi-Asset Income Asset Allocation Fund (Ticker: GPMIX)

GuidePath® Fixed Income Allocation Fund (Ticker: GPIFX)

GuidePath® Altegris® Diversified Alternatives Allocation Fund (Ticker: GPAMX)

Service Shares

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents

SUMMARY SECTION	1
GUIDEMARK® LARGE CAP CORE FUND	1
GUIDEMARK® EMERGING MARKETS FUND	5
GUIDEMARK® SMALL/MID CAP CORE FUND	9
GUIDEMARK® WORLD EX-US FUND	13
GUIDEMARK® OPPORTUNISTIC EQUITY FUND	17
GUIDEMARK® GLOBAL REAL RETURN FUND	21
GUIDEMARK® CORE FIXED INCOME FUND	26
GUIDEMARK® TAX-EXEMPT FIXED INCOME FUND	31
GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND	36
GUIDEPATH® STRATEGIC ASSET ALLOCATION FUND	42
GUIDEPATH® TACTICAL CONSTRAINED® ASSET ALLOCATION FUND	48
GUIDEPATH® TACTICAL UNCONSTRAINED® ASSET ALLOCATION FUND	54
GUIDEPATH® ABSOLUTE RETURN ASSET ALLOCATION FUND	59
GUIDEPATH® MULTI-ASSET INCOME ASSET ALLOCATION FUND	64
GUIDEPATH® FIXED INCOME ALLOCATION FUND	70
GUIDEPATH® ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND	75
MORE INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS	82
FURTHER DETAILS ABOUT THE FUNDS	107
MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT	107
TEMPORARY DEFENSIVE POSITIONS	118
PORTFOLIO TURNOVER	118
DISCLOSURE OF PORTFOLIO HOLDINGS	118
MANAGEMENT OF THE FUNDS	119
VALUATION OF FUND SHARES	131
PURCHASING FUND SHARES	132
SELLING (REDEEMING) FUND SHARES	132
EXCHANGE PRIVILEGE	132
MARKET TIMING POLICY	133
DISTRIBUTION OF FUND SHARES	133
COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS	134
DIVIDENDS, DISTRIBUTIONS AND TAXES	134
OTHER INFORMATION	136
INDEX DESCRIPTIONS	137
FINANCIAL HIGHLIGHTS	140
PRIVACY POLICY	PP-1

SUMMARY SECTION

GUIDEMARK® LARGE CAP CORE FUND

Investment Objective
GuideMark® Large Cap Core Fund (formerly known as GuideMark® Large Cap Growth Fund) (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.49%
Administrative Service Fees	0.25%
All Other Expenses	0.24%
Total Annual Fund Operating Expenses(1)	1.19%
(1)
Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the decrease in the management fee payable by the Fund from 0.70% to 0.45% and an amendment to the Fund’s expense limitation agreement effective October 9, 2015.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$121	$378	$654	$1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.23% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  To the extent that derivatives have economic characteristics similar to the securities of large capitalization companies, they will be counted as such for purposes of the Fund’s 80% investment policy.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the Russell 1000® Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategies on April 1, 2011 and again on October 9, 2015.  The performance set forth below is mostly attributable to the previous investment strategies and different sub-advisors.

GUIDEMARK® LARGE CAP CORE FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was -1.89%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	16.98%
Worst Quarter:	Quarter ended December 31, 2008	-24.41%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Five Years	Ten Years
Large Cap Core Fund
Return Before Taxes	10.23%	13.16%	5.31%
Return After Taxes on Distributions	10.18%	13.14%	5.18%
Return After Taxes on Distributions and Sale of Fund Shares	5.84%	10.56%	4.26%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)(1)	13.24%	15.64%	7.96%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	13.05%	15.81%	8.49%

(1) Effective October 9, 2015, consistent with changes in the Fund’s principal investment strategies, the Russell 1000® Index will replace the Russell 1000® Growth Index as the Fund’s primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Goldman Sachs Asset Management, L.P. (“GSAM”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with GSAM	Length of Service to the Fund

Khalid (Kal) Ghayur, CFA, FSIP	Managing Director	Since 2015
Ronan G. Heaney	Vice President	Since 2015
Stephen C. Platt, CFA	Vice President	Since 2015

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® EMERGING MARKETS FUND

Investment Objective
GuideMark® Emerging Markets Fund (formerly known as GuideMark® Large Cap Value Fund) (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.59%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(2)	0.60%
Administrative Service Fees	0.25%
All Other Expenses	0.35%
Total Annual Fund Operating Expenses(1)	1.44%

(1)
Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the decrease in the management fee payable by the Fund from 0.70% to 0.59% and an amendment to the Fund’s expense limitation agreement effective October 9, 2015.

(2)	Other Expenses have been restated to reflect estimated amounts for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$147	$456	$787	$1,724

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.33% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in securities and other instruments that provide exposure to emerging market countries.  For purposes of this policy, securities and other instruments that provide exposure to emerging market countries include: (i) securities issued by entities which are located, incorporated or have significant business activities in or are impacted by economic developments in developing or emerging market countries, (ii) securities denominated in, or linked to, currencies or interest rates of an emerging market country or countries, and (iii) derivatives or pooled structures (such as exchange-traded funds (“ETFs”)) that are linked to emerging markets.  The Fund considers emerging market countries to be those defined by the MSCI Emerging Markets Index. The Fund will, under normal circumstances, seek exposure to a minimum of three emerging market countries.

The Fund mainly invests in equity securities of issuers in emerging market countries.  The Fund’s investments in equity securities may include common stocks, unit stocks, stapled securities, ETFs and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.  The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the MSCI Emerging Markets Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.  Additionally, a Fund trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Foreign Securities Risk:  The risks of investing in foreign securities, ADRs and GDRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategies on April 1, 2011 and again on October 9, 2015.  The performance set forth below is mostly attributable to the previous investment strategies and different sub-advisors.

GUIDEMARK® EMERGING MARKETS FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was -6.04%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2009	18.93%
Worst Quarter:	Quarter ended December 31, 2008	-26.69%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Five Years	Ten Years
Emerging Markets Fund
Return Before Taxes	7.81%	13.08%	4.26%
Return After Taxes on Distributions	7.51%	12.79%	3.68%
Return After Taxes on Distributions and Sale of Fund Shares	4.68%	10.45%	3.42%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)(1)	-1.82%	2.11%	8.78%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	13.45%	15.42%	7.30%

(1) Effective October 9, 2015, consistent with changes in the Fund’s principal investment strategies, the MSCI Emerging Markets Index will replace the Russell 1000® Value Index as the Fund’s primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Goldman Sachs Asset Management, L.P. (“GSAM”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with GSAM	Length of Service to the Fund

Khalid (Kal) Ghayur, CFA, FSIP	Managing Director	Since 2015
Ronan G. Heaney	Vice President	Since 2015
Stephen C. Platt, CFA	Vice President	Since 2015

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® SMALL/MID CAP CORE FUND

Investment Objective
GuideMark® Small/Mid Cap Core Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.57%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.59%
Administrative Service Fees	0.25%
All Other Expenses	0.34%
Total Annual Fund Operating Expenses(1)	1.41%

(1)
Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the decrease in the management fee payable by the Fund from 0.75% to 0.57% and an amendment to the Fund’s expense limitation agreement effective October 9, 2015.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$144	$446	$771	$1,691

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 96.24% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

The Fund may invest in derivatives such as futures, forwards and other similar instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   To the extent that derivatives have economic

characteristics similar to the securities of small-to-medium capitalization companies, they will be counted as such for purposes of the Fund’s 80% investment policy.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the Russell 2500TM Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategies on April 1, 2011 and again on October 9, 2015.  The performance set forth below is mostly attributable to the previous investment strategies and different sub-advisors.

GUIDEMARK® SMALL/MID CAP CORE FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was -6.84%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2009	22.11%
Worst Quarter:	Quarter ended September 30, 2011	-23.33%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Five Years	Ten Years
Small/Mid Cap Core Fund
Return Before Taxes	8.00%	15.60%	6.53%
Return After Taxes on Distributions	6.27%	15.22%	5.61%
Return After Taxes on Distributions and Sale of Fund Shares	5.77%	12.59%	5.13%
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)	7.07%	16.36%	8.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Goldman Sachs Asset Management, L.P. (“GSAM”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with GSAM	Length of Service to the Fund

Khalid (Kal) Ghayur, CFA, FSIP	Managing Director	Since 2015
Ronan G. Heaney	Vice President	Since 2015
Stephen C. Platt, CFA	Vice President	Since 2015

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® WORLD EX-US FUND

Investment Objective
GuideMark® World ex-US Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.60%
Administrative Service Fees	0.25%
All Other Expenses	0.35%
Acquired Fund Fees and Expenses(2)	0.02%
Total Annual Fund Operating Expenses(1)	1.37%
Amount of Expense Recoupment(3)	0.04%
Total Annual Fund Operating Expenses (After Expense Recoupment)(1)(3)	1.41%

(1)
Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the decrease in the management fee payable by the Fund from 0.70% to 0.50% and an amendment to the Fund’s expense limitation agreement effective October 9, 2015.

(2)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies.

(3)
AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2017, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.39% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2017 unless the Board of Trustees consents to an earlier revision or termination.  Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$144	$438	$754	$1,650

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 61.84% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.  The Fund invests primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed countries.  The Fund considers developed countries to be those defined by the MSCI World ex-US Index. The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.

The Fund’s investments in equity securities may include common stocks, unit stocks, stapled securities, exchange-traded funds (“ETFs”) and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.  The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. To the extent that derivatives have economic characteristics similar to equity securities, they will be counted as such for purposes of the Fund’s 80% investment policy.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the MSCI World ex-US Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs, GDRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategies on April 1, 2011 and again on October 9, 2015.  The performance set forth below is mostly attributable to the previous investment strategies and different sub-advisors.

GUIDEMARK® WORLD EX-US FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was -7.17%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2009	21.21%
Worst Quarter:	Quarter ended September 30, 2008	-23.21%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Five Years	Ten Years
World ex-US Fund
Return Before Taxes	-5.09%	1.70%	1.15%
Return After Taxes on Distributions	-5.29%	1.62%	0.43%
Return After Taxes on Distributions and Sale of Fund Shares	-2.47%	1.50%	1.41%
MSCI World ex-US Index (reflects no deduction for fees, expenses or taxes)(1)	-3.88%	5.71%	5.14%
MSCI All Country World ex-US Index (reflects no deduction for fees, expenses or taxes)	-3.44%	4.89%	5.59%

(1) Effective October 9, 2015, consistent with changes in the Fund’s principal investment strategies, the MSCI World ex-US Index will replace the MSCI All Country World ex-US Index as the Fund’s primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Goldman Sachs Asset Management, L.P. (“GSAM”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with GSAM	Length of Service to the Fund

Khalid (Kal) Ghayur, CFA, FSIP	Managing Director	Since 2015
Ronan G. Heaney	Vice President	Since 2015
Stephen C. Platt, CFA	Vice President	Since 2015

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® OPPORTUNISTIC EQUITY FUND

Investment Objective
GuideMark® Opportunistic Equity Fund (the “Fund”) seeks capital appreciation over the long-term, with a secondary objective of current income.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.53%
Administrative Service Fee	0.25%
All Other Expenses(1)	0.28%
Total Annual Fund Operating Expenses	1.58%
(1)
Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$161	$499	$860	$1,878

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.70% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

One of the Fund’s sub-advisors, Westfield Capital Management Company, L.P. (“Westfield”), utilizes an all-cap growth investment strategy.  The other two sub-advisors, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and River Road Asset Management, LLC (“River Road”), utilize all-cap value investment strategies.  The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s assets.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.

While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The Fund may invest up to 35% of its total assets in American Depositary Receipts (“ADRs”) and securities of foreign companies in both developed or emerging market countries.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

Each sub-advisor may maintain a significant cash position within its allocated portion of the Fund’s portfolio at times when the sub-advisor does not perceive an adequate number of attractive investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Management Risk:  An investment or allocation strategy used by the advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Derivatives Risk:  A derivative is a contract with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK® OPPORTUNISTIC EQUITY FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was -5.77%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	13.59%
Worst Quarter:	Quarter ended June 30, 2012	-6.59%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (April 1, 2011)
Opportunistic Equity Fund
Return Before Taxes	10.53%	12.13%
Return After Taxes on Distributions	6.17%	10.58%
Return After Taxes on Distributions and Sale of Fund Shares	9.17%	9.48%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.56%	14.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Westfield, Diamond Hill and River Road are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Westfield	Length of Service to the Fund

William A. Muggia	President, Chief Executive Officer and Chief Investment Officer	Since 2011
Ethan J. Meyers, CFA	Managing Partner	Since 2011
John M. Montgomery	Chief Operating Officer, Managing Partner and Portfolio Strategist	Since 2011
Hamlen Thompson	Managing Partner	Since 2011
Bruce N. Jacobs, CFA	Managing Partner	Since 2011

Portfolio Manager	Position with Diamond Hill	Length of Service to the Fund

Rick Snowdon, CFA	Portfolio Manager	Since 2013
Austin Hawley, CFA	Portfolio Manager and Co-Chief Investment Officer	Since 2013

Portfolio Manager	Position with River Road	Length of Service to the Fund

Henry W. Sanders III, CFA	Executive Vice President, Senior Portfolio Manager	Since 2013
Thomas S. Forsha, CFA	Co-Chief Investment Officer, Portfolio Manager	Since 2013
James C. Shircliff, CFA	Chief Investment Officer	Since 2013

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® GLOBAL REAL RETURN FUND

Investment Objective
GuideMark® Global Real Return Fund (the “Fund”) seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.54%
Administrative Service Fees	0.25%
All Other Expenses	0.29%
Acquired Fund Fees and Expenses(1)	0.46%
Total Annual Fund Operating Expenses(1)(2)	1.90%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
Effective April 23, 2014, AssetMark, Inc., the investment adviser to the Fund (“AssetMark” or the “Advisor”) implemented a voluntary 0.10% waiver of its 0.65% Management Fee, and the waived Management Fees cannot later be recouped by AssetMark.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The example does not reflect the voluntary fee waiver. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$193	$597	$1,026	$2,222

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.46% of the average value of its portfolio.

Principal Investment Strategies of the Fund
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in exchange-traded products (“ETPs”) that provide exposure to four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, real estate investment trusts (“REITs”) and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETPs, including exchange-traded funds (“ETFs”), commodity pools or trusts and/or passively managed index funds (“Underlying Funds”), and may also invest directly in securities and other ETPs, such as exchange-traded notes (“ETNs”).  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.  The Fund, through its investments in ETPs, will generally invest at least 20% of its assets in securities of issuers economically tied to countries other than the United States and will generally hold securities of issuers economically tied to at least 10 countries, including the United States.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investments in Underlying Funds provide exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries.  The Underlying Funds, or the Fund, may invest in commodity-linked or commodity index-linked derivative instruments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. Treasury Inflation Protected Securities (“TIPS”) as well as foreign currency-denominated inflation-protected securities.

The Fund’s basic strategic target allocation mix is approximately as follows: 20% commodities, 35% natural resource equities, 15% real estate, and 30% inflation-protected debt securities.  Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.

Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments.

Energy Sector Risk:  Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.
Metal and Mining Sector Risk:  The metals and mining sector can be significantly affected by events relating to international political and economic developments, energy conservation, resource availability, the success of exploration projects, commodity prices, and tax and other government regulations.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Credit Risk:  Individual issues of fixed income securities, such as ETNs, may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK® GLOBAL REAL RETURN FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was -14.44%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.70%
Worst Quarter:	Quarter ended September 30, 2014	-7.72%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (April 1, 2011)
Global Real Return Fund
Return Before Taxes	-6.80%	-3.71%
Return After Taxes on Distributions	-7.05%	-3.93%
Return After Taxes on Distributions and Sale of Fund Shares	-3.70%	-2.79%
Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	3.64%	3.14%
Global Real Return Blended Index (reflects no deduction for fees, expenses or taxes)	-0.86%	0.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  SSGA Funds Management, Inc. (“SSGA FM”) is the sub-advisor for the Fund.

Portfolio Managers: The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager	Position with SSGA FM	Length of Service to the Fund

Robert Guiliano	Vice President and Senior Portfolio Manager	Since 2011
Michael Martel	Vice President and Senior Portfolio Manager	Since 2014
John Gulino, CFA	Vice President and Portfolio Manager	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® CORE FIXED INCOME FUND

Investment Objective
GuideMark® Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with low volatility of principal.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.54%
Administrative Service Fees	0.25%
All Other Expenses	0.29%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	1.31%
Amount of Expense Recoupment(2)	0.01%
Total Annual Fund Operating Expenses (After Expense Recoupment) (1)(2)	1.32%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2016, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.29% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2016 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recapture waived fees and expenses borne for a three-year period under specified conditions.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$134	$416	$719	$1,580

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 185.11% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

The Fund may buy and sell certain types of exchange-traded and over-the-counter derivative instruments for duration and risk management purposes and otherwise in pursuit of the Fund’s investment objective.  The types of derivatives in which the Fund may invest include, but are not limited to, futures contracts, swaps agreements and options.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to April 1, 2011, the Fund used different investment strategies.  The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.

GUIDEMARK® CORE FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was 0.28%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2009	7.15%
Worst Quarter:	Quarter ended September 30, 2008	-3.91%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Five Years	Ten Years
Core Fixed Income Fund
Return Before Taxes	4.61%	4.00%	3.86%
Return After Taxes on Distributions	3.95%	3.22%	2.67%
Return After Taxes on Distributions and Sale of Fund Shares	2.63%	2.81%	2.56%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	4.45%	4.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Wellington Management Company LLP (“Wellington Management”) and Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund

Campe Goodman, CFA	Senior Managing Director and Fixed Income Portfolio Manager	Since 2012
Joseph F. Marvan, CFA	Senior Managing Director and Fixed Income Portfolio Manager	Since 2012
Lucius T. Hill, III	Senior Managing Director and Fixed Income	Since 2012

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund
Portfolio Manager

Portfolio Manager	Position with BHMS	Length of Service to the Fund

David R. Hardin	Managing Director and Portfolio Manager	Since 2010
John S. Williams, CFA	Managing Director and Portfolio Manager	Since 2010
Deborah A. Petruzzelli	Managing Director and Portfolio Manager	Since 2010
Scott McDonald, CFA	Managing Director and Portfolio Manager	Since 2010
Mark C. Luchsinger, CFA	Managing Director and Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® TAX-EXEMPT FIXED INCOME FUND

Investment Objective
GuideMark® Tax-Exempt Fixed Income Fund (the “Fund”) seeks to provide current income exempt from federal income tax.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.63%
Administrative Service Fees	0.25%
All Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.38%
Amount of Fee Waiver and/or Expense Assumption(1)	-0.09%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)	1.29%
(1)
AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2016, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.29% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2016 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$131	$428	$747	$1,650

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.29% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the alternative minimum tax (“AMT”).

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature within three to ten years.  Long-term municipal securities generally mature some time after ten years.  The average dollar-weighted portfolio maturity of the portfolio is expected to be maintained between three and fifteen years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow the sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Municipal Securities Risk:  The Fund is subject to municipal securities risks.  The ability of the Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Fund invests could negatively impact the Fund.

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

Tax Risk:  Because interest income on municipal obligations normally is not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Some income may be subject to the federal AMT that applies to certain investors.

Maturity Risk:  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that the Fund would like to buy or sell the security.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK® TAX-EXEMPT FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was 1.24%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2009	7.53%
Worst Quarter:	Quarter ended December 31, 2010	-4.65%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Five Years	Ten Years
Tax-Exempt Fixed Income Fund
Return Before Taxes	8.57%	4.32%	3.45%
Return After Taxes on Distributions	8.52%	4.29%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares	6.08%	4.03%	3.20%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	9.05%	5.16%	4.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Delaware Investments Fund Advisers (“DIFA”) and Nuveen Asset Management, LLC (“NAM”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with DIFA	Length of Service to the Fund

Joseph Baxter	Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager	Since 2006
Stephen Czepiel	Senior Vice President and Senior Portfolio Manager	Since 2006
Gregory Gizzi	Senior Vice President and Senior Portfolio Manager	Since 2012

Portfolio Manager	Position with NAM	Length of Service to the Fund

Martin J. Doyle, CFA	Managing Director and Director of SMA Portfolio Management	Since 2006
John V. Miller, CFA	Managing Director and Co-Head of Fixed Income	Since 2006
Michael J. Sheyker, CFA	Senior Vice President and Portfolio Manager	Since 2006

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions primarily are exempt from regular federal income tax.  A portion of these distributions, however, may be subject to the federal AMT and state and local taxes.  The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND

Investment Objective
The GuideMark® Opportunistic Fixed Income Fund (the “Fund”) seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.72%
Administrative Service Fees	0.25%
All Other Expenses(1)	0.47%
Total Annual Fund Operating Expenses	1.67%
Amount of Fee Waiver and/or Expense Assumption(2)	-0.11%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)	1.56%
(1)
Note that the amount of Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption) shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.

(2)
AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2016, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.55% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2016 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$159	$516	$897	$1,967

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.66% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments and government agencies throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, inverse floater securities, interest-only and principal-only securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency-related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal circumstances, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related instruments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives, such as futures, forwards, options, swaps (including, among others, credit default swaps) and credit derivatives.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, durations or credit risks. The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.  At times, the unconstrained investment approach may lead the Fund to have sizable allocations to particular markets, sectors and industries, and to have a sizable exposure to certain economic factors, such as credit risk, currency risk or interest rate risk.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The Fund’s currency exposure will be actively managed and the sub-advisors will attempt to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the currency, equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Foreign Exchange Trading Risk:  The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Loan Risk:  Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  The Fund may, from time to time, take concentrated positions in positions that may be susceptible to a sudden loss of liquidity, such as private placements, structured notes, collateralized debt obligations, collateralized loan obligations, bank loans, over-the-counter derivative contracts and other similar instruments.

Maturity Risk:  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was -3.38%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.09%
Worst Quarter:	Quarter ended June 30, 2013	-3.27%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (April 1, 2011)
Opportunistic Fixed Income Fund
Return Before Taxes	0.50%	2.44%
Return After Taxes on Distributions	-1.16%	0.99%
Return After Taxes on Distributions and Sale of Fund Shares	0.32%	1.29%
Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)	0.48%	2.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Franklin Advisers, Inc. (“Franklin”), Loomis, Sayles & Co., L.P. (“Loomis Sayles”) and DoubleLine Capital LP (“DoubleLine”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Franklin	Length of Service to the Fund

Michael Hasenstab, Ph.D.	Executive Vice President	Since 2011
Christine Zhu	Portfolio Manager	Since 2014

Portfolio Manager	Position with Loomis Sayles	Length of Service to the Fund

Matthew Eagan, CFA	Vice President	Since 2011
Kevin Kearns	Vice President	Since 2011
Todd Vandam, CFA	Vice President	Since 2011

Portfolio Manager	Position with DoubleLine	Length of Service to the Fund

Jeffrey E. Gundlach	Chief Executive Officer	Since 2012
Philip A. Barach	President	Since 2012

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEPATH® STRATEGIC ASSET ALLOCATION FUND

Investment Objective
GuidePath® Strategic Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.50%
Administrative Service Fees	0.25%
All Other Expenses	0.25%
Acquired Fund Fees and Expenses(1)	0.56%
Total Annual Fund Operating Expenses	1.56%
Amount of Expense Recoupment(2)	0.02%
Total Annual Fund Operating Expenses (After Expense Recoupment)(1)(2)	1.58%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2016, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.00% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2016 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recapture waived fees and expenses borne for a three-year period under specified conditions.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$161	$495	$852	$1,858

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.96% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, among various asset classes, including domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of total risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities (including cash equivalents).  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH® STRATEGIC ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was -6.81%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	11.82%
Worst Quarter:	Quarter ended June 30, 2012	-5.39%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (April 29, 2011)
Strategic Asset Allocation Fund
Return Before Taxes	2.22%	5.41%
Return After Taxes on Distributions	1.49%	4.95%
Return After Taxes on Distributions and Sale of Fund Shares	1.72%	4.18%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	4.71%	7.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Jeremiah H. Chafkin	Chief Investment Officer	Since 2014
Zoë Brunson, CFA	Senior Vice President	Since 2011
Gary Cox	Director of Portfolio Management	Since 2015
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEPATH® TACTICAL CONSTRAINED® ASSET ALLOCATION FUND

Investment Objective
GuidePath® Tactical Constrained® Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.51%
Administrative Service Fees	0.25%
All Other Expenses	0.26%
Acquired Fund Fees and Expenses(1)	0.69%
Total Annual Fund Operating Expenses	1.70%
Amount of Expense Recoupment(2)	0.04%
Total Annual Fund Operating Expenses (After Expense Recoupment)(1)(2)	1.74%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2016, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.00% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2016 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recapture waived fees and expenses borne for a three-year period under specified conditions.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$177	$540	$927	$2,012

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.36% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced periodically as a result of asset class performance causing drift away from the targeted asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH® TACTICAL CONSTRAINED® ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was -5.34%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	9.66%
Worst Quarter:	Quarter ended June 30, 2012	-4.10%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (April 29, 2011)
Tactical Constrained® Asset Allocation Fund
Return Before Taxes	3.63%	5.43%
Return After Taxes on Distributions	2.12%	4.75%
Return After Taxes on Distributions and Sale of Fund Shares	3.24%	4.14%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	4.71%	7.21%
Tactical Constrained Blended Index (reflects no deduction for fees, expenses or taxes)	3.89%	5.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Jeremiah H. Chafkin	Chief Investment Officer	Since 2014
Zoë Brunson, CFA	Senior Vice President	Since 2011

Gary Cox	Director of Portfolio Management	Since 2015
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEPATH® TACTICAL UNCONSTRAINED® ASSET ALLOCATION FUND

Investment Objective
GuidePath® Tactical Unconstrained® Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.50%
Administrative Service Fees	0.25%
All Other Expenses	0.25%
Acquired Fund Fees and Expenses(1)	0.51%
Total Annual Fund Operating Expenses	1.61%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$164	$508	$876	$1,911

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 214.84% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange–traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH® TACTICAL UNCONSTRAINED® ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was -6.23%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	8.29%
Worst Quarter:	Quarter ended June 30, 2012	-2.94%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (April 29, 2011)
Tactical Unconstrained® Asset Allocation Fund
Return Before Taxes	0.52%	3.48%
Return After Taxes on Distributions	-1.35%	2.61%
Return After Taxes on Distributions and Sale of Fund Shares	1.58%	2.54%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69%	14.31%
Tactical Unconstrained Blended Index (reflects no deduction for fees, expenses or taxes)	4.30%	6.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Jeremiah H. Chafkin	Chief Investment Officer	Since 2014
Zoë Brunson, CFA	Senior Vice President	Since 2011
Gary Cox	Director of Portfolio Management	Since 2015
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEPATH® ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective
The GuidePath® Absolute Return Asset Allocation Fund (the “Fund”) seeks to achieve consistent absolute positive returns over time regardless of the market environment.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.51%
Administrative Service Fees	0.25%
All Other Expenses	0.26%
Acquired Fund Fees and Expenses(1)	0.59%
Total Annual Fund Operating Expenses	1.70%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$173	$536	$923	$2,009

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 91.93% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH® ABSOLUTE RETURN ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was -1.01%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2012	2.10%
Worst Quarter:	Quarter ended June 30, 2013	-2.65%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (April 29, 2011)
Absolute Return Asset Allocation Fund
Return Before Taxes	2.79%	1.49%
Return After Taxes on Distributions	1.88%	0.85%
Return After Taxes on Distributions and Sale of Fund Shares	1.61%	0.89%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.03%	0.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Jeremiah H. Chafkin	Chief Investment Officer	Since 2014
Zoë Brunson, CFA	Senior Vice President	Since 2011
Gary Cox	Director of Portfolio Management	Since 2015
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEPATH® MULTI-ASSET INCOME ASSET ALLOCATION FUND

Investment Objective
GuidePath® Multi-Asset Income Asset Allocation Fund (the “Fund”) seeks to maximize current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.54%
Administrative Service Fees	0.25%
All Other Expenses	0.29%
Acquired Fund Fees and Expenses(1)	0.63%
Total Annual Fund Operating Expenses	1.77%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$180	$557	$959	$2,084

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.76% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of asset classes.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

The Fund has broad flexibility to allocate its assets among a wide variety of debt and equity securities, real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).  As part of its principal investment strategy or for temporary defensive purposes, any portion of the Fund’s assets may also be invested in cash and cash equivalents.  The Fund may invest in such instruments directly or indirectly through its investment in Underlying Funds.  The Fund’s approach is flexible and allows the Advisor to shift the Fund’s allocations in response to changing market conditions.  As a result, the Fund may at times be invested in a single or multiple asset classes, markets or sectors.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.In attempting to achieve the Fund’s investment objective, the Advisor monitors and adjusts the Fund’s asset allocations as necessary.

The Fund may invest, directly or indirectly via the Underlying Funds, without limit in domestic and international fixed income securities.  The Fund’s fixed income allocation may include, but is not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund’s fixed income allocation may also include higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s fixed income allocation may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may invest, directly or indirectly, without limit in domestic and international equities (including American Depositary Receipts (“ADRs”)).  The Fund’s equity allocation may include both small- and large-capitalization companies and both growth and value stocks.  The Fund’s equity allocation may also include equity securities from emerging international markets, commodity-related securities and both domestic and international real estate securities.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Master Limited Partnership (MLP) Risk: An MLP is a limited partnership, the interests of which are publicly traded.  An investment in an MLP is subject to interest rate risk, liquidity risk, commodity risk and regulatory risk.  Investors in an MLP (i.e., the Fund) may not be shielded from liability for the debts of the MLP to the same extent as shareholders of a corporation.  An investment in an MLP is also subject to the risk of changes in its tax treatment.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk:  The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Loan Risk:  Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If an Underlying Fund invests in derivatives tied to fixed-income markets, the Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Underlying Fund experiences high redemptions because of these policy changes, the underlying Fund may experience increased portfolio turnover, which will increase the costs the Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH® MULTI-ASSET INCOME ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was -4.80%.  During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2014	3.91%
Worst Quarter:	Quarter ended June 30, 2013	-3.12%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (August 31, 2012)
Multi-Asset Income Asset Allocation Fund – Service Shares
Return Before Taxes	4.07%	6.25%
Return After Taxes on Distributions	2.41%	4.66%
Return After Taxes on Distributions and Sale of Fund Shares	2.60%	4.21%
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	3.28%	12.93%
Multi-Asset Income Blended Index (reflects no deduction for fees, expenses or taxes)	4.45%	8.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Jeremiah H. Chafkin	Chief Investment Officer	Since 2014
Zoë Brunson, CFA	Senior Vice President	Since 2012
Gary Cox	Director of Portfolio Management	Since 2015
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEPATH® FIXED INCOME ALLOCATION FUND

Investment Objective
GuidePath® Fixed Income Allocation Fund (the “Fund”) seeks to provide current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.52%
Administrative Service Fees	0.25%
All Other Expenses	0.27%
Acquired Fund Fees and Expenses(1)	0.44%
Total Annual Fund Operating Expenses(1)	1.46%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$149	$462	$797	$1,746

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.67% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

Under normal circumstances, the Fund will invest substantially all of its assets in fixed income securities or investments that provide exposure to fixed income securities, including Underlying Funds.  An Underlying Fund will be considered to be “providing exposure to fixed income securities” for purposes of this policy if the Underlying Fund has a policy of investing at least 80% of its assets in fixed income securities or investments that provide exposure to fixed income securities.  The Fund may invest a portion of its remaining assets in cash equivalents and other money market securities.

The Fund’s assets are typically allocated, either directly or indirectly via the Underlying Funds, among various types of domestic and foreign fixed income securities.  These may include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund may invest, directly or indirectly, in higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s allocation decisions are based on different factors and analytical approaches, derived from allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If an Underlying Fund invests in derivatives tied to fixed-income markets, the Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Underlying Fund experiences high redemptions because of these policy changes, the underlying Fund may experience increased portfolio turnover, which will increase the costs the Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk:The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Loan Risk:  Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH® FIXED INCOME ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was -0.96%.  During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2014	1.82%
Worst Quarter:	Quarter ended June 30, 2013	-3.21%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (August 31, 2012)
Fixed Income Allocation Fund
Return Before Taxes	3.65%	0.52%
Return After Taxes on Distributions	2.84%	-0.22%
Return After Taxes on Distributions and Sale of Fund Shares	2.07%	0.09%
Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	1.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Jeremiah H. Chafkin	Chief Investment Officer	Since 2014
Zoë Brunson, CFA	Senior Vice President	Since 2012
Gary Cox	Director of Portfolio Management	Since 2015
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEPATH® ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND

Investment Objective
GuidePath® Altegris® Diversified Alternatives Allocation Fund (the “Fund”) seeks long-term capital appreciation with an emphasis on absolute returns and low correlation to the broader equity and fixed income markets.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.54%
Administrative Service Fees	0.25%
All Other Expenses	0.29%
Acquired Fund Fees and Expenses(1)	2.83%
Total Annual Fund Operating Expenses	3.77%
Amount of Fee Waiver and/or Expense Assumption(2)	-0.40%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)	3.37%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
AssetMark, Inc. (the “Advisor”) has contractually agreed through July 31, 2016 to: (i) waive its entire Management and Administrative Services Fees and (ii) waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.00% of average daily net assets.  Each agreement may not be terminated prior to July 31, 2016 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$340	$1,115	$1,910	$3,985

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.66% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds advised by the Fund’s sub-advisor, Altegris Advisors, LLC (“Altegris”), including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund, the Altegris®/ AACA Real Estate Long Short Fund and the Altegris® Fixed Income Long Short Fund.  The Fund may also invest directly in securities, other affiliated or unaffiliated mutual funds and exchange-traded products (“ETPs”), such as exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in Underlying Funds that pursue investment strategies that include, but are not limited to: a Macro Strategy, an Alternative Equity Strategy and an Alternative Fixed Income Strategy (each described below).  Additional strategies may be added over time. The Fund’s sub-advisor will use portfolio construction techniques to optimize the portfolio mix with specific consideration to the Fund’s objective.  The Fund’s portfolio will be reviewed and reallocated over time as the environment or characteristics of the portfolio change, additional Underlying Funds and strategies become available and/or underlying managers are changed within Underlying Funds and strategies.

Assets managed pursuant to an Alternative Equity Strategy may be invested in long or short positions in equity securities of domestic and foreign companies (including those located in emerging market countries) of any capitalization and in any style (from growth to value).  Assets under this strategy may be invested in common and preferred stocks (including Real Estate Investment Trusts (“REITs”)), stock warrants and rights and convertible debt securities.

Assets managed pursuant to an Alternative Fixed Income Strategy may be invested in a wide variety of long or short positions in domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps, and may also include convertible bonds or debt securities that provide stock options, warrants or other rights to acquire equity securities.

Assets managed pursuant to a Macro Strategy seek to react to or predict trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions.  A Macro Strategy may give the Fund exposure to emerging markets.  In addition, assets managed pursuant to a Macro Strategy may be invested primarily in swap contracts and structured notes providing the returns of reference assets such as securities of pooled investment vehicles, including commodity pools, as well as other types of swap contracts and structured notes.  They may also be invested in options, futures, forwards, and/or spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies or equity indices.

Certain Underlying Funds (including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund and the Altegris® Macro Strategy Fund) may gain exposure to certain strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, by investing up to 25% of its assets through a wholly-owned and controlled subsidiary (“Subsidiary”).  The Fund may invest substantially all of its assets in Underlying Funds that have Subsidiaries.

Certain Underlying Funds may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another NRSRO.

The Fund or the Underlying Funds may engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If an Underlying Fund invests in derivatives tied to fixed-income markets, the Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Underlying Fund experiences high redemptions because of these policy changes, the underlying Fund may experience increased portfolio turnover, which will increase the costs the Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Convertible Securities Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Maturity Risk: The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Short Selling and Short Position Risk:  The Underlying Funds may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. The potential loss on an uncovered short is unlimited. Shorting will also result in higher transaction costs and may result in higher taxes.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

Wholly-Owned Subsidiary Risk:  A Subsidiary will not be subject to all of the investor protections of the Investment Company Act of 1940, as amended.  Changes in the laws of the United States and/or the Cayman Islands could affect the inability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders.  By investing in the Fund, you indirectly bear the expenses of the Subsidiary.  Furthermore, any income received from the Subsidiary’s investments in underlying pooled investment vehicles may be taxed at less favorable rates than capital gains.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH® ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was 0.10%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended December 31, 2014	2.13%
Worst Quarter:	Quarter ended June 30, 2013	-1.20%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (August 31, 2012)
Altegris® Diversified Alternatives Allocation Fund
Return Before Taxes	4.72%	2.63%
Return After Taxes on Distributions	3.91%	1.76%
Return After Taxes on Distributions and Sale of Fund Shares	2.67%	1.62%
HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses or taxes)	3.19%	6.13%(1)
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.03%	0.05%
1. HFRI Fund of Funds Composite Index since inception annualized returns data is only available for monthly periods. The since inception annualized return begins on August 31, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Altegris Advisors, LLC (“Altegris”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Altegris	Length of Service to the Fund

Robert J. Murphy, CFA, FRM, CAIA	Senior Vice President and Deputy Chief Investment Officer	Since 2014
Lara Magnusen, CAIA	Portfolio Manager and Portfolio Strategist	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

 INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

In the case of a Fund that has a policy of investing, under normal circumstances, either at least 80% or substantially all of its assets in a particular type of investment as of the time of purchase (a “Names Rule Policy”), the Fund’s Names Rule Policy may be changed without shareholder approval (except the Tax-Exempt Fixed Income Fund).  No change to a Fund’s Names Rule Policy will be made without a minimum of 60 days advance notice being provided to the shareholders of the Fund.  For purposes of a Fund’s Names Rule Policy, the Fund’s assets include net assets plus borrowings for investment purposes, if any.

GUIDEMARK® LARGE CAP CORE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® Large Cap Core Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  To the extent that derivatives have economic characteristics similar to the securities of large capitalization companies, they will be counted as such for purposes of the Fund’s 80% investment policy.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the Russell 1000® Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

GUIDEMARK® EMERGING MARKETS FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® Emerging Markets Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in securities and other instruments that provide exposure to emerging market countries.  For purposes of this policy, securities and other instruments that provide exposure to emerging market countries include: (i) securities issued by entities which are located, incorporated or have significant business activities in or are impacted by economic developments in developing or emerging market countries, (ii) securities denominated in, or linked to, currencies or interest rates of an emerging market country or countries, and (iii) derivatives or pooled structures (such as exchange-traded funds (“ETFs”)) that are linked to emerging markets.  The Fund considers emerging market countries to be those defined by the MSCI Emerging Markets Index.  The Fund will, under normal circumstances, seek exposure to a minimum of three emerging market countries.

The Fund mainly invests in equity securities of issuers in emerging market countries.  The Fund’s investments in equity securities may include common stocks, unit stocks, stapled securities, ETFs and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.  The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the MSCI Emerging Markets Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

GUIDEMARK® SMALL/MID CAP CORE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® Small/Mid Cap Core Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TMIndex.

The Fund may invest in derivatives such as futures, forwards and other similar instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  To the extent that derivatives have economic characteristics similar to the securities of small-to-medium capitalization companies, they will be counted as such for purposes of the Fund’s 80% investment policy.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the Russell 2500TM Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

GUIDEMARK® WORLD EX-US FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® World ex-US Fund is to provide capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.  The Fund invests primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed countries.  The Fund considers developed countries to be those defined by the MSCI World ex-US Index. The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.

The Fund’s investments in equity securities may include common stocks, unit stocks, stapled securities, exchange-traded funds (“ETFs”) and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.  The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.  To the extent that derivatives have economic characteristics similar to equity securities, they will be counted as such for purposes of the Fund’s 80% investment policy.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the MSCI World ex-US Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

GUIDEMARK® OPPORTUNISTIC EQUITY FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® Opportunistic Equity Fund is capital appreciation over the long-term, with a secondary objective of current income.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

The Fund may invest up to 35% of its total assets in ADRs and securities of foreign companies in both developed or emerging market countries.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s portfolio.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.  While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The sub-advisors may maintain significant cash positions when they do not identify sufficiently attractive investment opportunities within the equity markets.

In managing its allocated portion of the Fund’s portfolio, Westfield seeks to identify equity investments with attractive prospects for growth.  The sub-advisor applies a fundamental, bottom-up investment process combined with market trend analysis to construct an opportunistic, all-cap growth portfolio.  The sub-advisor constructs a concentrated, conviction-weighted portfolio that generally maintains broad limitations on industry and sector weightings in order to seek to manage risk.

In managing its allocated portion of the Fund’s portfolio, Diamond Hill utilizes an intrinsic value methodology focused on absolute returns.  To estimate a company’s intrinsic value, Diamond Hill concentrates on the fundamental economic drivers of the company’s business.  The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.  The sub-advisor also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors.  If the sub-advisor’s estimate of intrinsic value differs sufficiently from the current market price, the sub-advisor may view the company as an attractive investment opportunity.  The sub-advisor maintains an absolute return focus by not managing to a specific benchmark.  In constructing a portfolio of securities, the sub-advisor is not constrained by the sector or industry weights in the benchmark.  The sub-advisor relies on individual stock selection and discipline in the investment process to add value.  The highest portfolio security weights are assigned to companies where the sub-advisor has the highest level of conviction.

In managing its allocated portion of the Fund’s portfolio, River Road uses a proprietary research process to narrow the field of potential investments into a more refined working universe.  River Road then employs a value-driven, bottom-up approach that seeks to identify companies that they believe have certain characteristics including:

•	High, growing dividend yield
•	Financial strength
•	Priced at a discount to absolute value
•	Attractive business model
•	Shareholder-oriented management
•	Undiscovered, underfollowed, misunderstood companies

To manage risk, River Road employs a structured sell discipline and a strategy of balanced diversification.

GUIDEMARK® GLOBAL REAL RETURN FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® Global Real Return Fund seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in ETPs that provide exposure to four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, REITs and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETPs, including ETFs, commodity pools or trusts and/or passively managed index funds, and may also invest directly in securities and other exchange-traded products, such as ETNs.  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.  The Fund, through its investments in ETPs, will generally invest at least 20% of its assets in securities of issuers economically tied to countries other than the United States and will generally hold securities of issuers economically tied to at least 10 countries, including the United States.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investment in Underlying Funds provides exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries involved in mining, exploration, energy transportation and related materials or support.  The Underlying Funds, or the Fund, may invest in “commodity-linked” or “commodity index-linked” investments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.  The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.  The value of a commodity-linked investment is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets.

The Fund may seek exposure to the commodities markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices.  In some cases, the notes may have a principal protection feature that causes the note to terminate in the event of a significant decline in value.  These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.  The value of these notes will rise or fall in response to changes in the underlying commodity or related index.  These notes expose the Fund to movements in commodity prices.  These notes also are subject to risks, such as credit, market and interest rate risks, that generally affect the values of debt securities.  These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.  Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested.  The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through securities of REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).  Typically, the majority of such real estate companies’ assets, gross income or net profits are derived from development, ownership, leasing, financing, construction, management or sale of real estate.

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. TIPS as well as foreign currency-denominated inflation-protected securities.  TIPS are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation.  The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal.  TIPS are backed by the full faith and credit of the U.S. Government.  The Consumer Price Index for Urban Consumers may not adequately represent the inflation experience of all investors.

The Fund’s basic strategic target allocation mix, or the benchmark for its combination of investments in each asset class over time, will be approximately as follows: 20% Commodities, 35% Natural Resource Equity, 15% Real Estate, and 30% Inflation-Protected Debt Securities.

Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.  The sub-advisor’s tactical asset allocation process is designed to make a series of low-correlated tactical moves in a risk-controlled framework, meant to deliver performance above that of the basic strategic target allocation mix over an entire business cycle.  The sub-advisor combines output from quantitative models with qualitative insight, to implement the global tactical real return asset strategy within a disciplined three-step investment process that applies macroeconomic and financial valuation methods for asset class evaluation along with risk-controlled portfolio construction and cost-effective implementation.

The Fund’s investment in Underlying Funds and the percentage of the strategic target allocation mix may not directly correspond because each Underlying Fund may contain various subsets of an asset class (e.g., natural resources and commodities or related equities), and the percentages are subject to review and modification by the Fund’s sub-advisor.  Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.  The sub-advisor reviews the allocations on a regular basis and will adjust the allocations as the market and economic outlook changes.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  The Fund may replace Underlying Funds or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.  Although the Fund invests primarily in Underlying Funds, it may also invest in other types of securities, including open-end investment companies and cash equivalents such as money market funds.

GUIDEMARK® CORE FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  This objective is fundamental, meaning that it cannot be changed without shareholder approval.  The Fund will also seek capital appreciation.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.  The Fund intends to invest in the following types of fixed income securities:

•	Obligations issued or guaranteed by the U.S. Federal Government, U.S. Federal agencies or U.S. government sponsored corporations and agencies
•
Obligations of U.S. and non-U.S. corporations denominated in U.S. dollars such as mortgage bonds, convertible and non-convertible notes and debentures, preferred stocks, commercial paper, certificates of deposit and bankers acceptances used by industrial, utility, finance, commercial banking or bank holding company organizations.

•
Mortgage-backed and asset-backed securities (including adjustable rate mortgage loans, fixed rate mortgage loans, collateralized mortgage obligations, multiple class mortgage-backed securities, privately issued mortgage-backed securities and stripped mortgage-backed securities).

•
Obligations, including the securities of emerging market issuers, denominated in U.S. dollars of international agencies, supranational entities and foreign governments (or their subdivisions or agencies).

•	Obligations issued or guaranteed by U.S. local, city and state governments and agencies.
•	Zero Coupon, Deferred Interest, Pay-in-Kind and Capital Appreciation bonds.
•	Repurchase Agreements & Reverse Repurchase Agreements
•	To Be Announced (TBA)/When Issued (WI) Securities.
•	Securities offered pursuant to Rule 144A and Commercial Paper defined under Section 4(2) of the Securities Act of 1933.

The Fund may use exchange-traded and over-the-counter derivatives to manage or adjust the risk profile or duration exposure of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to, among other things, stocks, bonds, debt obligations, interest rates, currencies or currency exchange rates, and related indexes.  The use of these derivatives transactions may allow the Fund to obtain net long or net negative (short) exposure to selected interest rates, durations or credit risks.  The derivatives in which the Fund may invest include, but are not limited to, futures contracts (including, but not limited to, interest rate, credit and index futures), swap agreements (including, but not limited to, interest rate, total return, index and credit default swaps), options (such as interest rate/bond options and options on swaps), and “to-be-announced” securities.  The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.  The Fund’s investments in derivatives will be made in accordance with applicable regulatory requirements and limitations.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

GUIDEMARK® TAX-EXEMPT FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® Tax-Exempt Fixed Income Fund is to provide current income exempt from federal income tax. This objective is fundamental, meaning it cannot be changed without shareholder approval.  The other investment strategies described below (other than the 80% Policy) are not fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the AMT.

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.  Any tax-exempt interest income earned by the Fund will remain free from regular federal income tax when it is distributed, but may be subject to state and local taxation.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.  Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works.  Municipal securities are also issued to repay outstanding obligations, raise funds for general operating expenses and make loans for other public institutions and facilities.  Examples of municipal securities include:

•	Tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues
•	Municipal commercial paper and other short-term notes
•	Construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations
•
Participation interests in any of the above including municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies to the extent that they pay tax-exempt interest

•	Bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds
•	Variable rate securities
•	Municipal bonds and leases

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature between three and 10 years.  Long-term municipal securities generally mature some time after 10 years.  The average dollar weighted portfolio maturity of the portfolio is expected to be maintained between three and 15 years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.  While these enhancements may provide additional protection for the timely payment of interest or principal of a municipal security, they do not protect against decreases in the market value of the security or in the share price of the Fund.  Although the Fund is permitted to make taxable investments under the circumstances described under the heading entitled “Temporary Defensive Positions,” the Fund currently does not intend to generate income subject to regular federal income tax.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective

GuideMark® Opportunistic Fixed Income Fund seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, inverse floater securities, interest-only and principal-only securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rate differentials.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal market conditions, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related investments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives.  The Fund uses derivatives to earn income and enhance returns, to manage or adjust the risk profile or duration exposure of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include, but are not limited to, futures contracts (including, but not limited to, treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and OTC options), swap agreements (including, but not limited to, interest rate, total return, index and credit default swaps), credit-linked securities, caps, floors, collars, structured notes, warrants and other derivative instruments.  The Fund may also invest in credit derivative products (such as credit default swap index products, loan credit default swaps, and asset-backed credit default swaps) to manage default risk and credit exposure.  The Fund’s investments in derivatives will be made in accordance with applicable regulatory requirements and limitations.

The Fund pursues its total return investment objective through both “long” and “short” investment and currency exposures.  The Fund obtains long investment exposures through direct investments as well as derivative investments; and the Fund’s short exposures are obtained mainly through derivatives.  A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index.  A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index.  The Fund’s use of derivatives may have a leveraging effect.  However, the Fund will maintain sufficient liquid assets to cover its obligations under derivative contracts.  Through its use of derivatives, the notional value of its combined long and short exposures for investment purposes may exceed the Fund’s net asset value (generally up to a significant percentage of the Fund’s assets on both a long and short basis), however, derivatives primarily used for duration management and short term investments such as cash and money market instruments are not subject to this limit.  The Fund’s total exposures may be higher or lower at any given time.  The Fund’s strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The sub-advisors actively manage the Fund’s currency exposure and attempts to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.  The Fund may invest in currencies directly or through a broad range of foreign currency derivatives.

The Fund is not a money market, stable net asset value, cash alternative, or a traditional long-only fixed income fund.  The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing in global fixed income markets.  While the sub-advisor will seek to manage the Fund’s volatility and overall risk exposure in a prudent manner, it is possible that the Fund may exhibit negative returns in any particular month, quarter or year.  Nonetheless, the Fund’s portfolio managers will carefully manage overall risk and will add risk when appropriately compensated by additional return.

The Fund is classified as a non-diversified investment company, which means that it may invest in a limited number of issuers, and therefore, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.  The Fund expects to engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

GUIDEPATH® STRATEGIC ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePath® Strategic Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchanged-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities; securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

The Fund’s main strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities, including cash equivalents.  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

GUIDEPATH® TACTICAL CONSTRAINED® ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePath® Tactical Constrained® Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

GUIDEPATH® TACTICAL UNCONSTRAINED® ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePath® Tactical Unconstrained® Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to allow the Advisor broad flexibility to seek to take advantage of shorter-term opportunities to increase returns or to aggressively mitigate risks, through tactical, and potentially frequent, allocation shifts among asset classes.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding capital market expectations, the economic outlook, and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek the maximum total return, while maintaining diversification and limiting risk and volatility.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

GUIDEPATH® ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePath® Absolute Return Asset Allocation Fund seeks to achieve consistent absolute positive returns over time regardless of the market environment.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  Using qualitative and quantitative techniques, the Fund’s assets may be oriented more or less toward alternative investments, or toward various types of opportunistic investments.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

GUIDEPATH® MULTI-ASSET INCOME ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePath® Multi-Asset Income Asset Allocation Fund seeks to maximize current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of asset classes.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Fund has broad flexibility to allocate its assets among a wide variety of debt and equity securities, REITs and MLPs.  As part of its principal investment strategy or for temporary defensive purposes, any portion of the Fund’s assets may also be invested in cash and cash equivalents.  The Fund may invest in such instruments directly or indirectly through its investment in Underlying Funds.  The Fund’s approach is flexible and allows the Advisor to shift the Fund’s allocations in response to changing market conditions.  As a result, the Fund may at times be invested in a single or multiple asset classes, markets or sectors.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.In attempting to achieve the Fund’s investment objective, the Advisor monitors and adjusts the Fund’s asset allocations as necessary.

The Fund may invest, directly or indirectly via the Underlying Funds, without limit in domestic and international fixed income securities.  The Fund’s fixed income allocation may include, but is not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund’s fixed income allocation may also include higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s fixed income allocation may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may invest, directly or indirectly, without limit in domestic and international equities (including ADRs).  The Fund’s equity allocation may include both small- and large-capitalization companies and both growth and value stocks.  The Fund’s equity allocation may also include equity securities from emerging international markets, commodity-related securities and both domestic and international real estate securities.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

The derivative instruments in which the Underlying Funds may take positions include fixed income and/or currency futures, forwards, options, swaps (including, among others, credit default swaps), credit derivatives and similar instruments.  The Underlying Funds may enter into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  These instruments may include currency and cross-currency forwards, currency and cross-currency swaps, and currency index futures contracts.

GUIDEPATH® FIXED INCOME ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePath® Fixed Income Allocation Fund seeks to provide current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).
Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

Under normal circumstances, the Fund will invest substantially all of its assets in fixed income securities or investments that provide exposure to fixed income securities, including Underlying Funds.  An Underlying Fund will be considered to be “providing exposure to fixed income securities” for purposes of this policy if the Underlying Fund has a policy of investing at least 80% of its assets in fixed income securities or investments that provide exposure to fixed income securities.  The Fund may invest a portion of its remaining assets in cash equivalents and other money market securities.

The Fund’s assets are typically allocated, either directly or indirectly via the Underlying Funds, among various types of domestic and foreign fixed income securities.  These may include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund may invest, directly or indirectly, in higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s allocation decisions are based on different factors and analytical approaches, derived from allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

The derivative instruments in which the Underlying Funds may take positions include fixed income and/or currency futures, forwards, options, swaps (including, among others, credit default swaps), credit derivatives and similar instruments.  The Underlying Funds may enter into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  These instruments may include currency and cross-currency forwards, currency and cross-currency swaps, and currency index futures contracts.

GUIDEPATH® ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePath® Altegris® Diversified Alternatives Allocation Fund seeks long-term capital appreciation with an emphasis on absolute returns and low correlation to the broader equity and fixed income markets.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds advised by the Fund’s sub-advisor, Altegris, including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund, the Altegris®/AACA Real Estate Long Short Fund and the Altegris® Fixed Income Long Short Fund.  The Fund may also invest directly in securities, other affiliated or unaffiliated mutual funds and ETPs, such as ETFs and ETNs.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in Underlying Funds that pursue investment strategies that include, but are not limited to: a Macro Strategy, an Alternative Equity Strategy and an Alternative Fixed Income Strategy (each described below).  Additional strategies may be added over time.  The Fund’s sub-advisor will use portfolio construction techniques to optimize the portfolio mix with specific consideration to the Fund’s objective.  The Fund’s portfolio will be reviewed and reallocated over time as the environment or characteristics of the portfolio change, additional Underlying Funds and strategies become available and/or underlying managers are changed within Underlying Funds and strategies.

Assets managed pursuant to an Alternative Equity Strategy may be invested in long or short positions in equity securities of domestic and foreign companies (including those located in emerging market countries) of any capitalization and in any style (from growth to value).  Assets under this strategy may be invested in common and preferred stocks (including Real Estate Investment Trusts (“REITs”)), stock warrants and rights and convertible debt securities.

Assets managed pursuant to an Alternative Fixed Income Strategy may be invested in a wide variety of long or short positions in domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps, and may also include convertible bonds or debt securities that provide stock options, warrants or other rights to acquire equity securities.

Assets managed pursuant to a Macro Strategy seek to react to or predict trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions.  A Macro Strategy may give the Fund exposure to emerging markets.  In addition, assets managed pursuant to a Macro Strategy may be invested primarily in swap contracts and structured notes providing the returns of reference assets such as securities of pooled investment vehicles, including commodity pools, as well as other types of swap contracts and structured notes.  They may also be invested in options, futures, forwards, and/or spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies or equity indices.

Certain Underlying Funds (including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund and the Altegris® Macro Strategy Fund) may gain exposure to certain strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, by investing up to 25% of its assets through a Subsidiary.  The Fund may invest substantially all of its assets in Underlying Funds that have Subsidiaries.

Certain Underlying Funds may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another NRSRO.

The Fund or the Underlying Funds may engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

FURTHER DETAILS ABOUT THE FUNDS

Cash and Short-Term Investments.  Each Fund may from time to time have a portion of its assets invested in money market mutual funds, cash and short-term, high-quality money market investments.  The Funds may invest in money market investments while waiting to invest cash received from purchases of Fund shares, the sale of portfolio securities or other sources.  Money market investments purchased by a Fund will be rated in one of the four highest ratings categories by an NRSRO.  Under normal circumstances, each Fund may hold cash or money market securities such as money market mutual funds, commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (such as U.S. Treasury obligations) and repurchase agreements.

Investments in Other Investment Companies and Exchange-Traded Funds.  Each Fund may invest in other investment companies (including business development companies), ETFs and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity.  A Fund’s investments in shares of other investment companies (including certain ETFs) are limited by the federal securities laws and regulations governing mutual funds.  The Fund’s investments in securities of other investment companies, including ETFs, may result in the duplication of certain fees and expenses.

Ordinarily, the 1940 Act prohibits a mutual fund from buying more than 3% of the shares of any other single mutual fund, investing more than 5% of its assets in any other single mutual fund, or investing more than 10% of its assets in other mutual funds generally.  However, GPS Funds I and GPS Funds II (each a “Trust” and, together, the “Trusts”) may rely on provisions of the 1940 Act that permit a Fund to operate as a fund of funds that invests in underlying mutual funds, along with certain other investments.  Additionally, the Trusts and certain unaffiliated Underlying Funds (including ETFs) have obtained exemptive orders from the SEC that each permit a Fund or Funds to acquire securities of other investment companies in excess of the percentage limits of the 1940 Act.  Each Fund that invests in Underlying Funds may choose to rely from time to time on the provisions of the 1940 Act, the Funds’ exemptive order and/or exemptive orders obtained by Underlying Funds.

Investments in Affiliated Underlying Funds.  Each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). For example, each Fund may invest in Underlying Funds that are advised by Altegris (an affiliate of the Advisor), including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund and the Altegris® Fixed Income Long Short Fund and the Altegris®/AACA Real Estate Long Short Fund. Because the Advisor and/or its affiliates receive asset-based fees for providing services to the affiliated Underlying Funds, the Funds’ investments in such affiliated Underlying Funds would benefit the Advisor and/or its affiliates. Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Funds’ assets.

Liquidity of Investments.  Adverse market developments or unfavorable investor perceptions may cause the securities held by an Underlying Fund, or the Underlying Fund itself, to become less liquid.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund or an Underlying Fund may have to accept a lower price or may not be able to sell the security at all.  An inability to sell a security can adversely affect a Fund’s or an Underlying Fund’s value or prevent a Fund or an Underlying Fund from being able to take advantage of other investment opportunities.  Additionally, in order to meet redemption requests, a Fund or an Underlying Fund may be forced to sell liquid securities at an unfavorable time and in unfavorable conditions causing a loss to the Fund or Underlying Fund.

Proprietary Methodologies. GSAM and its affiliates may manage, develop, own and operate stock and other indexes which are based on the same, or substantially similar, proprietary rules-based methodologies (“Proprietary Methodologies”) as those that are used to manage the GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund and GuideMark® World ex-US Fund.  Changes to the Proprietary Methodologies are subject to certain internal approvals that may delay the implementation of such changes for a Fund.  GSAM also may, in its discretion, make investment decisions based on market or other events that deviate from the Proprietary Methodologies.

Contractual Arrangements. The Trusts enter into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Advisor, sub-advisor, custodian, fund administrator, fund accountant and shareholder servicing agents, transfer agent and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of a Trust.

This Prospectus provides information concerning the Trusts and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related Statement of Additional Information, is intended, or should be read, to be or to give rise to an agreement or contract between the Trusts or the Funds and any shareholder, or to give rise to any rights to any shareholder or other person other than any rights under federal or state law that may not be waived.

MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT

Mutual funds, using professional investment managers, invest shareholders’ money in securities.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.  Because the value of your investment in a Fund will fluctuate, there is also a risk that you may lose money.

The alphabetized table below, and the descriptions that follow, describe the principal risks of investing in the Funds.  These risks could adversely affect the net asset value and total return of a Fund and your investment.  For purposes of this section, the term “Fund” should be read to mean the Funds and the Underlying Funds.

• Applicable -- Not Applicable	GuideMark® Large Cap Core Fund	GuideMark® Emerging Markets Fund	GuideMark® Small/Mid Cap Core Fund	GuideMark® World Ex-US Fund	GuideMark® Opportunistic Equity Fund	GuideMarkS® Global Real Return Fund
Agricultural Sector Risk	--	--	--	--	--	•
Alternative Strategies Risk	--	--	--	--	--	•
Changing Fixed Income Market Conditions	--	--	--	--	--	--
Commodities Risk	--	--	--	--	--	•
Convertible Securities Risk	--	--	--	--	--	--
Credit Risk	--	--	--	--	--	•
Derivatives Risk	•	•	•	•	•	•
Emerging Markets Risk	--	•	--	--	•	•
Energy Sector Risk	--	--	--	--	--	•
Exchange-Traded Funds Risk	--	•	--	•	--	•
Foreign Exchange Trading Risk	--	--	--	--	--	--
Foreign Securities Risk	--	•	--	•	•	•
Fund of Funds Risk	--	--	--	--	--	--
Growth Investment Risk	•	•	•	•	--	--
High-Yield Debt Securities Risk	--	--	--	--	--	--
Inflation-Indexed Securities Risk	--	--	--	--	--	•
Interest Rate Risk	--	--	--	--	--	•
Liquidity Risk	--	•	•	•	•	•
Loan Risk	--	--	--	--	--	--
Management Risk	•	•	•	•	•	•
Market Risk	•	•	•	•	•	•
Master Limited Partnership Risk	--	--	--	--	•	--
Maturity Risk	--	--	--	--	--	--
Metal and Mining Sector Risk	--	--	--	--	--	•
Mortgage- and Asset-Backed Securities Risk	--	--	--	--	--	--
Municipal Securities Risk	--	--	--	--	--	--
Non-Diversification Risk	--	--	--	--	•	--
Pooled Investment Vehicle Risk	--	--	--	--	--	•
Portfolio Turnover Risk	--	--	--	--	•	--
Real Estate Risk	--	--	--	--	•	•
Short Selling and Short Position Risk	--	--	--	--	--	--
Small and Medium Capitalization Company Risk	--	•	•	•	•	--
Structured Note Risk	--	--	--	--	--	--
Tax Risk	--	--	--	--	--	--
U.S. Government Agency Obligations Risk	--	--	--	--	--	--
Value Investment Risk	•	•	•	•	--	--
Wholly-Owned Subsidiary Risk	--	--	--	--	--	--

• Applicable -- Not Applicable	GuideMark® Core Fixed Income Fund	GuideMark® Tax-Exempt Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Strategic Asset Allocation Fund	GuidePath® Tactical Constrained® Asset Allocation Fund
Agricultural Sector Risk	--	--	--	--	--
Alternative Strategies Risk	--	--	--	•	•
Changing Fixed Income Market Conditions	•	•	•	--	--
Commodities Risk	--	--	•	•	•
Convertible Securities Risk	--	--	•	--	--
Credit Risk	•	•	•	•	•
Derivatives Risk	•	--	•	•	•
Emerging Markets Risk	--	--	•	•	•
Energy Sector Risk	--	--	--	--	--
Exchange-Traded Funds Risk	--	--	--	•	•
Foreign Exchange Trading Risk	--	--	•	--	--
Foreign Securities Risk	--	--	•	•	•
Fund of Funds Risk	--	--	--	•	•
Growth Investment Risk	--	--	--	•	•
High-Yield Debt Securities Risk	--	•	•	•	•
Inflation-Indexed Securities Risk	•	--	•	--	--
Interest Rate Risk	•	•	•	•	•
Liquidity Risk	•	•	•	--	--
Loan Risk	--	--	•	--	--
Management Risk	•	•	•	•	•
Market Risk	•	•	•	•	•
Master Limited Partnership Risk	--	--	--	--	--
Maturity Risk	•	•	•	--	--
Metal and Mining Sector Risk	--	--	--	--	--
Mortgage- and Asset-Backed Securities Risk	•	--	•	•	•
Municipal Securities Risk	--	•	--	--	--
Non-Diversification Risk	--	--	•	--	--
Pooled Investment Vehicle Risk	--	--	--	--	--
Portfolio Turnover Risk	•	--	•	--	--
Real Estate Risk	--	--	--	•	•
Short Selling and Short Position Risk	--	--	--	--	--
Small and Medium Capitalization Company Risk	--	--	--	•	•
Structured Note Risk	--	--	--	--	--
Tax Risk	--	•	--	--	--
U.S. Government Agency Obligations Risk	•	--	•	•	•
Value Investment Risk	--	--	--	•	•
Wholly-Owned Subsidiary Risk	--	--	--	--	--

• Applicable -- Not Applicable	GuidePath® Tactical Unconstrained® Asset Allocation Fund	GuidePath® Absolute Return Asset Allocation Fund	GuidePath® Multi-Asset Income Asset Allocation Fund	GuidePath® Fixed Income Allocation Fund	GuidePath® Altegris® Diversified Alternatives Allocation Fund
Agricultural Sector Risk	--	--	--	--	•
Alternative Strategies Risk	•	•	•	--	•
Changing Fixed Income Market Conditions	--	--	•	•	•
Commodities Risk	•	•	•	--	•
Convertible Securities Risk	--	--	•	•	•
Credit Risk	•	•	•	•	•
Derivatives Risk	•	•	•	•	•
Emerging Markets Risk	•	•	•	•	•
Energy Sector Risk	--	--	--	--	--
Exchange-Traded Funds Risk	•	•	•	•	•
Foreign Exchange Trading Risk	--	--	•	•	•
Foreign Securities Risk	•	•	•	•	•
Fund of Funds Risk	•	•	•	•	•
Growth Investment Risk	•	•	•	--	--
High-Yield Debt Securities Risk	•	•	•	•	•
Inflation-Indexed Securities Risk	--	--	--	--	--
Interest Rate Risk	•	•	•	•	•
Liquidity Risk	--	--	•	•	•
Loan Risk	--	--	•	•	--
Management Risk	•	•	•	•	•
Market Risk	•	•	•	•	•
Master Limited Partnership Risk	--	--	•	--	•
Maturity Risk	--	--	•	•	•
Metal and Mining Sector Risk	--	--	--	--	--
Mortgage- and Asset-Backed Securities Risk	•	•	•	•	•
Municipal Securities Risk	--	--	•	•	--
Non-Diversification Risk	--	--	--	--	--
Pooled Investment Vehicle Risk	--	--	--	--	•
Portfolio Turnover Risk	--	--	--	--	•
Real Estate Risk	•	•	•	--	•
Short Selling and Short Position Risk	--	--	--	--	•
Small and Medium Capitalization Company Risk	•	--	•	--	•
Structured Note Risk	--	--	--	--	•
Tax Risk	--	--	--	--	--
U.S. Government Agency Obligations Risk	•	•	•	•	•
Value Investment Risk	•	•	•	--	--
Wholly-Owned Subsidiary Risk	--	--	--	--	•

●
Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments. Governmental policies affecting the agricultural sector, such as taxes, tariffs, duties, subsidies and import and export restrictions on agricultural commodities, commodity products and livestock, can significantly affect production and trade flows, and influence industry profitability. In addition, agricultural and livestock businesses may be significantly affected by additional or more stringent environmental laws and regulations, as well as adverse weather, pollution and/or disease which could limit or halt production.

•
Alternative Strategies Risk:  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies may also expose the Fund to the risk that a counterparty to a transaction will not perform as promised, including because of such counterparty’s bankruptcy or insolvency, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

•
Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund and Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If the Fund or Underlying Fund invests in derivatives tied to fixed-income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund or Underlying Fund experiences high redemptions because of these policy changes, the Fund or Underlying Fund may experience increased portfolio turnover, which will increase the costs the Fund or Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

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Commodities Risk:  A Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

A Fund’s ability to invest in certain securities such as commodity-linked derivatives may be restricted by certain provisions of the Code relating to the Fund’s qualification as a regulated investment company (“RIC”) and may be adversely affected by future legislation, Treasury regulations or guidance issued by the Internal Revenue Service (“IRS”). Failure to comply with the restrictions in the Code and any future legislation or guidance may cause the Fund to fail to qualify as a RIC which may adversely impact a shareholder’s return.  Pursuant to the Code, a Fund must derive at least 90% of its gross income from qualifying sources to qualify as a RIC. Gains from the disposition of commodities are not considered qualifying income for this purpose. Additionally, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income.  As a result, a Fund’s ability to directly invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

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Convertible Securities Risk:  Investing in convertible bonds and securities includes credit risk and interest rate risk. Changes in the financial condition of an issuer or counterparty, or circumstances that affect a particular type of security or issuer may increase the risk of default by an issuer or counterparty. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

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Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

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Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The types of derivatives that may be used by certain Funds include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor or a sub-advisor.  Derivatives may be illiquid, volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

The performance of derivatives depends largely on the performance of the underlying currency, security, index or other reference asset, and derivatives often have risks similar to the underlying asset, in addition to other risks. The successful use of derivatives will usually depend on the Advisor’s or sub-advisor’s ability to accurately forecast movements in the market relating to the underlying asset. If the Advisor or sub-advisor is not successful in using derivatives, a Fund’s performance may be worse than if the Advisor or sub-advisor did not use such derivatives at all.

The investment results achieved by the use of derivatives by a Fund may not match or fully offset changes in the value of the underlying asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives.  For example, the use of currency derivatives for hedging purposes may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.  There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Derivatives involve costs and may create leverage insofar as a Fund may receive returns (or suffer losses) in an amount that significantly exceeds the amount that the Fund committed as initial margin.  The use of derivatives can result in losses or gains to a Fund that exceed the amount the Fund would have experienced in the absence of using derivatives.  A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to a Fund.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Certain Funds may engage in over-the-counter (“OTC”) transactions. The use of OTC derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions.  Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. To the extent that a Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired. The Fund may also be required to take or make delivery of an underlying instrument that the Advisor or sub-advisor would otherwise have attempted to avoid.

Under recent financial reforms, certain types of derivatives (i.e., certain swaps) are, and others are expected to eventually be, required to be cleared through a central counterparty.  Central clearing is designed to reduce counterparty risk and increase liquidity compared to over-the-counter derivatives, but it does not eliminate those risks entirely.  With swaps that are cleared through a central counterparty, there is also a risk of loss by a Fund of its initial and variation margin deposits in the event of bankruptcy of a futures commission merchant with which the Fund has an open position in a swap contract.

The regulation of swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action.  It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to the Funds, may increase the cost of a Fund’s investments and cost of doing business.

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Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.  Additionally, a Fund trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

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Energy Sector Risk:  Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact performance of energy sector companies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

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Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange.  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.  In some cases, an ETF may seek to replicate the performance of a particular index by identifying and holding only a subset of the securities in the index or by holding one or more derivative instruments related to the index.  In such cases, an investment in the ETF is subject to the risk that the replication strategy used by the ETF will fail to accurately track the performance of the index.  In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives.

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Foreign Exchange Trading Risk:  The Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund and the Altegris® Diversified Alternatives Allocation Fund each may actively trade in spot and forward currency positions and related currency derivatives in an attempt to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

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Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. To the extent that a Fund invests in sovereign debt instruments, then investing in the debt obligations of foreign governments and its agencies may result in unique risks. The ability or willingness to repay principal and interest may be influenced by, but not limited to, the economic, financial, monetary, trade, balance of payments, political, and social situations or events in a country. Repayment may also be affected by expected support from foreign governments, multilateral organizations, or other entities.  In the case of a default, recourse, including legal action, will likely involve much more time and complexity as compared to similar proceedings in the United States.

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Fund of Funds Risk:  A Fund may be subjected to fund of funds risk, which means that the ability of a Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and a Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that a Fund allocates to the Underlying Funds.  There can be no assurance that either a Fund or the Underlying Funds will achieve their investment objectives.

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Growth Investment Risk:  Growth investment risk is the risk that a Fund’s investment in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, a Fund’s investment in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

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High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

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Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

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Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of a Fund’s investments decreases, investors in those Funds may lose money. The value of a security with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar security with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates.

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Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

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Loan Risk: Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.  Additional risks may include the risk of subordination to the interests of other creditors, limited or no collateral, the lack of a secondary market, extended settlement periods, the risk of prepayment and the lack of publicly available information.

•	Management Risk: An investment or allocation strategy used by a Fund may fail to produce the intended results.

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Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

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Master Limited Partnership (MLP) Risk: An MLP is a limited partnership, the interests of which are publicly traded on an exchange or in the over-the-counter market.  An investment in an MLP is subject to interest rate risk, liquidity risk, commodity risk and regulatory risk.  Although investors in an MLP normally would not be liable for debts of the MLP beyond the amount of their investment, they may not be shielded from liability to the same extent as shareholders of a corporation.  An investment in an MLP is also subject to tax risk.  MLPs taxed as partnerships  do not pay U.S. federal income tax at the partnership level.  Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of an MLP could result in the MLP being treated as a corporation for U.S. federal income tax purposes, in which case the MLP would be required to pay U.S. federal income tax on its taxable income.  The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP.  Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment and, consequently, your investment in the Fund, and lower income.  Additionally, the Fund must derive at least 90% of its gross income from qualifying sources to qualify as a RIC.  Income derived by the Fund from a partnership that is not a qualified publicly traded partnership as defined in the Code will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund.

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Maturity Risk:  The Tax-Exempt Fixed Income Fund invests in municipal securities with intermediate- to long-term maturities.  The Core Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund, the Opportunistic Fixed Income Fund and the Altegris® Diversified Alternatives Allocation Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

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Metal and Mining Sector Risk:  The metals and mining sector can be significantly affected by events relating to international political and economic developments, energy conservation, resource availability, the success of exploration projects, commodity prices, and tax and other government regulations. Investments in metals and mining industry companies may be speculative and may be subject to greater price volatility than investments in other types of companies. Risks of metals and mining investments include: changes in international monetary policies or economic and political conditions that can affect the supply of precious metals and consequently the value of metals and mining company investments; the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; and increased environmental or labor costs may depress the value of metals and mining investments.

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Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, a Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

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Municipal Securities Risk:  The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which a Fund invests could negatively impact the Fund.

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Non-Diversification Risk: Each of the Opportunistic Equity Fund and the Opportunistic Fixed Income Fund is a non-diversified investment company, which means that more of its assets may be invested, directly or indirectly, in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

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Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

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Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

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Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the 1940 Act.  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

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Short Selling and Short Position Risk:  The Underlying Funds may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.  A Fund must borrow the security to deliver it to the buyer, and must then replace the security borrowed at the market price at the time of replacement. Positions in shorted securities and derivatives are speculative and more risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.

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Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

•	Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

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Tax Risk:  The Tax-Exempt Fixed Income Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations normally is not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect the Tax-Exempt Fixed Income Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  Although the interest received from municipal securities generally is exempt from federal income tax, the Tax-Exempt Fixed Income Fund may invest a portion of its total assets in municipal securities subject to the federal AMT.  Accordingly, investment in the Tax-Exempt Fixed Income Fund could cause a shareholder to be subject to (or result in an increased liability under) the federal AMT.  Capital gains are taxable.

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U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan

Mortgage Corporation (“FHLMC” or “Freddie Mac”). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

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Value Investment Risk:  A Fund’s investment in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  A Fund’s investment in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Advisor or a Fund’s sub-advisor believes are their full value.

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Wholly-Owned Subsidiary Risk: A Subsidiary will not be registered under the Investment Company Act of 1940 (the “1940 Act”) and will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and each Subsidiary are organized, respectively, could affect the inability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.  Furthermore, because the Subsidiary is a controlled foreign corporation, any income received from its investments in underlying pooled investment vehicles may be taxed to an Altegris Fund at less favorable rates than capital gains.  Additionally, the IRS has issued a number of private letter rulings to mutual funds, which indicate that income from a fund’s investment in a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income.  It is not anticipated that all of the Underlying Funds in which the Fund may invest will have received such a private letter ruling.  However, the IRS has suspended issuance of any further private letter rulings pending a review of its position.  Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years.  The Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS.

TEMPORARY DEFENSIVE POSITIONS
Each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity.  A Fund may not achieve its investment objectives to the extent that it engages in such a temporary defensive strategy.

PORTFOLIO TURNOVER
Generally, the Funds will not invest for short-term trading purposes.  A Fund’s annual portfolio turnover rate shows changes in portfolio investments.  Buying and selling securities generally involves expenses to the Funds, such as broker commissions and other transaction costs.  A high turnover rate (100% or more) in any year will result in higher transaction costs to the Funds.  A higher turnover rate also could result in more realization of taxable capital gains within the Funds, which would increase taxes payable by shareholders.  Frequent buying and selling of securities could result in the distribution of short-term capital gains that are taxed at ordinary income rates.  The trading costs and tax consequences associated with a Fund’s portfolio turnover may affect its overall investment performance.

The Funds cannot accurately predict future annual portfolio turnover rates.  Each Fund’s portfolio turnover rate may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such adjustments.  A Fund may experience an increase in its portfolio turnover rate when the Fund’s portfolio is modified in connection with a change in the Fund’s sub-advisor.

DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds disclose their portfolio holdings semi-annually in shareholder reports and in quarterly SEC filings.  The Funds also post their respective portfolio holdings on their website at www.AssetMark.com, subject to a month’s lag, on approximately the first business day following the calendar month end.  A further description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings can be found in the Funds’ Statements of Additional Information, which can be obtained free of charge by contacting the Funds’ transfer agent at (888) 278-5809.

MANAGEMENT OF THE FUNDS
Investment Advisor
AssetMark, Inc., 1655 Grant Street, 10th Floor, Concord, CA 94520-2445, serves as the investment advisor to each of the Funds under an investment advisory agreement with each Trust (the “Investment Advisory Agreement”).  AssetMark is registered as an investment advisor with the SEC.

The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board of Trustees of a Trust (the “Board of Trustees” or the “Board”) sets each Fund’s overall investment strategies.  For Funds that are not sub-advised, the Advisor also manages the Fund’s portfolio of investments.  For sub-advised Funds, the Advisor: (i) evaluates, selects and recommends sub-advisors to manage all or part of a Fund’s assets; (ii) when appropriate, allocates and reallocates a Fund’s assets among sub-advisors; (iii) monitors and evaluates the performance of sub-advisors, including their compliance with the investment objectives, policies and restrictions of the Fund; and (iv) implements procedures to ensure that the sub-advisors comply with the Fund’s investment objectives, policies and restrictions.  For the GuidePath® Altegris® Diversified Alternatives Allocation Fund, the Advisor also implements the investment program of the Fund by, among other things, effecting transactions in shares of the Underlying Funds and performing related services, voting proxies and providing cash management services in accordance with the investment advice formulated by the sub-advisor, Altegris.  The Advisor has ultimate responsibility (subject to oversight by a Trust’s Board of Trustees) to oversee any sub-advisors and recommends their hiring, termination and replacement.  Jeremiah H. Chafkin, Zoё Brunson, CFA, Gary Cox and Selwyn Crews of AssetMark are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the sub-advisors’ management of the Funds.  Mr. Chafkin, Ms. Brunson, Mr. Cox and Mr. Crews are responsible for the day-to-day management of the GuidePath® Strategic Asset Allocation Fund, the GuidePath® Tactical Constrained® Asset Allocation Fund, the GuidePath® Tactical Unconstrained® Asset Allocation Fund, GuidePath® Absolute Return Asset Allocation Fund, GuidePath® Multi-Asset Income Asset Allocation Fund and the GuidePath® Fixed Income Allocation Fund.  The Funds’ Statements of Additional Information provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

•	Jeremiah H. Chafkin
Chief Investment Officer & Portfolio Manager
Mr. Chafkin serves as Chief Investment Officer of AssetMark, Inc, and Portfolio Manager for the GuidePath® Strategic Asset Allocation Fund, GuidePath® Tactical Constrained® Asset Allocation Fund, GuidePath® Tactical Unconstrained® Asset Allocation Fund, GuidePath® Absolute Return Asset Allocation Fund, GuidePath® Multi-Asset Income Asset Allocation Fund, and GuidePath® Fixed Income Allocation Fund. Previously, Mr. Chafkin was a portfolio manager and CEO at AlphaSimplex Group, a liquid alternative asset management specialist. He received a Bachelor's degree in Economics from Yale University and holds an MBA in Finance from Columbia University.

•	Zoë Brunson, CFA
Senior Vice President of Investment Strategies
Ms. Brunson is Senior Vice President of Investment Strategies for AssetMark, responsible for managing specific areas of the firm’s research, due-diligence and portfolio management functions. Ms. Brunson joined the firm in 2007.  Ms. Brunson has served as a portfolio manager for the GuidePath® Multi-Asset Income Asset Allocation Fund and the GuidePath® Fixed Income Allocation Fund since 2012, and has served as a portfolio manager for the GuidePath® Strategic Asset Allocation Fund, the GuidePath® Tactical Constrained® Asset Allocation Fund, the GuidePath® Tactical Unconstrained® Asset Allocation Fund and the GuidePath® Absolute Return Asset Allocation Fund since 2011.  Prior to 2007 Ms. Brunson was a Director at Standard & Poor’s where she led the team responsible for manager research and multi-manager portfolios.

•	Gary Cox
Director of Portfolio Management
Mr. Cox is Director of Portfolio Management for AssetMark and a portfolio manager for the GuidePath® Multi-Asset Income Asset Allocation Fund, the GuidePath® Fixed Income Allocation Fund, the GuidePath®

Strategic Asset Allocation Fund, the GuidePath® Tactical Constrained® Asset Allocation Fund, the GuidePath® Tactical Unconstrained® Asset Allocation Fund and the GuidePath® Absolute Return Asset Allocation Fund since 2015.  Mr. Cox joined the firm in 2008.  Previously, Mr. Cox served as a Regional Consultant for AssetMark and as a Member of the Savos (GFAM) Investments. Prior to joining AssetMark, Mr. Cox was a Fixed Income Portfolio Manager at Lehman Brothers since 2003.

•	Selwyn Crews
Principal of Portfolio Construction
Mr. Crews is Principal of Portfolio Construction for AssetMark, responsible for managing specific portfolios and solutions for the firm. Mr. Crews joined the firm in 2011.  Mr. Crews has served as portfolio manager for the GuidePath® Multi-Asset Income Asset Allocation Fund and the GuidePath® Fixed Income Allocation Fund since 2012 and has served as a portfolio manager for the GuidePath® Strategic Asset Allocation Fund, the GuidePath® Tactical Constrained Asset Allocation Fund, the GuidePath® Tactical Unconstrained Asset Allocation Fund and the GuidePath® Absolute Return Asset Allocation Fund since 2011.  Prior to 2011, Mr. Crews was a Leader at Genworth Financial where he was responsible for risk oversight of mutual funds in Variable Annuity products.

Effective October 9, 2015, the Advisor’s contractual investment management fee for each of the GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund and GuideMark® World ex-US Fund was reduced to reflect a reduction in sub-advisory fees payable by the Advisor to each Fund’s sub-advisor.  Prior to October 9, 2015, the management fee paid by each of the GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund and GuideMark® World ex-US Fund to the Advisor was 0.70% of each Fund’s average daily net assets on an annualized basis, and the management fee paid by the GuideMark® Small/Mid Cap Core Fund to the Advisor was 0.75% of the Fund’s average daily net assets on an annualized basis.  As of October 9, 2015, the Advisor receives an annual fee from each Fund for its services according to the following table:

Fund	Management Fee (as a percentage of average daily net assets)
GuideMark® Large Cap Core Fund	0.45%
GuideMark® Emerging Markets Fund	0.59%
GuideMark® Small/Mid Cap Core Fund	0.57%
GuideMark® World Ex-US Fund	0.50%
GuideMark® Opportunistic Equity Fund	0.80%
GuideMark® Global Real Return Fund	0.65%
GuideMark® Core Fixed Income Fund	0.50%
GuideMark® Tax-Exempt Fixed Income Fund	0.50%
GuideMark® Opportunistic Fixed Income Fund	0.70%
GuidePath® Strategic Asset Allocation Fund	0.25%
GuidePath® Tactical Constrained® Asset Allocation Fund	0.25%
GuidePath® Tactical Unconstrained® Asset Allocation Fund	0.35%
GuidePath® Absolute Return Asset Allocation Fund	0.35%
GuidePath® Multi-Asset Income Asset Allocation Fund	0.35%
GuidePath® Fixed Income Allocation Fund	0.25%
GuidePath® Altegris® Diversified Alternatives Allocation Fund	0.15%

The Advisor has entered into a Fee Waiver Agreement with GPS Funds I designed to provide the Funds’ shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase.  Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion.  Please note that the aforementioned waiver does not apply to GPS Funds II, which includes the GuideMark® Global Real Return Fund, GuideMark® Opportunistic Fixed Income Fund, GuidePath® Strategic Asset Allocation Fund, GuidePath® Tactical Constrained® Asset Allocation Fund, GuidePath® Tactical Unconstrained® Asset Allocation Fund, GuidePath® Absolute Return Asset Allocation Fund, GuidePath® Multi-Asset Income Asset Allocation Fund, GuidePath® Fixed Income Allocation Fund and GuidePath® Altegris® Diversified Alternatives Allocation Fund.

The Advisor has entered into Expense Limitation Agreements in which it has agreed to waive fees and/or assume expenses otherwise payable by each Fund to the extent necessary to ensure that each Fund’s Total Annual Fund Operating Expenses do not exceed a stated maximum percentage (excluding taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) (“expense cap”), for the period ending on July 31, 2017 (for the GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund and GuideMark® World ex-US Fund, each of which have entered into revised Expense Limitations with the Advisor, effective October 9, 2015) or for the period ending on July 31, 2016 (for all other Funds).  Under the Agreements, the Advisor may recoup waived fees and expenses it assumed for a three-year period under specified conditions.  As of October 9, 2015, the expense cap for each Fund is as follows:
Fund	Expense Cap
GuideMark® Large Cap Core Fund	1.24%
GuideMark® Emerging Markets Fund	1.65%
GuideMark® Small/Mid Cap Core Fund	1.45%
GuideMark® World Ex-US Fund	1.39%
GuideMark® Opportunistic Equity Fund	1.60%
GuideMark® Global Real Return Fund	1.55%
GuideMark® Core Fixed Income Fund	1.29%
GuideMark® Tax-Exempt Fixed Income Fund	1.29%
GuideMark® Opportunistic Fixed Income Fund	1.55%
GuidePath® Strategic Asset Allocation Fund	1.00%
GuidePath® Tactical Constrained® Asset Allocation Fund	1.00%
GuidePath® Tactical Unconstrained® Asset Allocation Fund	1.10%
GuidePath® Absolute Return Asset Allocation Fund	1.10%
GuidePath® Multi-Asset Income Asset Allocation Fund	1.10%
GuidePath® Fixed Income Allocation Fund	1.05%
GuidePath® Altegris® Diversified Alternatives Allocation Fund	1.00%

Finally, effective December 13, 2012, the Advisor has contractually agreed to waive its entire Management and Administrative Services Fees for the Altegris® Diversified Alternatives Allocation Fund, for the period ending on July 31, 2016. Effective April 23, 2014, the Advisor implemented a voluntary 0.10% waiver of its 0.65% Management Fee for the Global Real Return Fund.

The Advisor’s primary business is to operate the AssetMark, Inc. investment platform (the “AssetMark Platform”), a managed account platform that is used by financial advisors, such as investment advisors and broker-dealers, to deliver investment advisory, asset allocation and back office administrative services to their clients.  Through the AssetMark Platform, investors can invest in, among other things, a variety of asset allocation portfolios using open-end mutual funds and other investment vehicles.  The GuideMark® and GuidePath® Funds are included among the many investment solutions made available through the AssetMark Platform.  AssetMark advised or administered in excess of $25.5 billion in investor assets as of June 30, 2015, including mutual funds, variable annuities, ETFs and privately managed accounts.

AssetMark also provides certain administrative services to the Service Shares of the Funds, pursuant to Administrative Services Agreements between the Funds and AssetMark, for which AssetMark receives a fee of 0.25% of the average daily net assets of the Services Shares of the Funds.  The administrative services may include development and maintenance of a web-based software platform for both investment advisors and shareholders; creation of a customized full-color client Quarterly Performance Review for each individual client; facilitating the initiation and setup of new account and related asset transfers; reviewing and following up on custodial paperwork; attending to shareholder correspondence, requests and inquiries, and other communications with shareholders and their representatives; assisting with the processing of purchases and redemptions of shares; and monitoring and overseeing non-advisory relationships with entities providing services to the Service Shares, including the transfer agent and custodian.  Investors holding Service Shares of the Funds outside of the AssetMark Platform are subject to these administrative services fees, but may not receive all of the related services.

The Advisor has entered into a sub-advisory agreement with each sub-advisor (on behalf of the applicable Funds) and compensates each sub-advisor out of the management fees it receives from the applicable Fund.  The Advisor may, from time to time, engage one or more consultants to provide research, including statistical information and economic data that the Advisor uses when (i) selecting sub-advisors for the Funds; (ii) monitoring the ongoing performance and operations of the sub-advisors; (iii) making recommendations to the Board of Trustees about hiring and changing sub-advisors; and (iv) determining asset allocation strategies to be used for the Funds.  The Advisor pays any such consultant fees from its own resources.

Each sub-advisor makes investment decisions for the portion of the applicable Fund’s assets that it has been allocated to manage.  The Advisor oversees the sub-advisors for compliance with each Fund’s investment policies and guidelines, and monitors each sub-advisor’s adherence to its investment style.  The Board of Trustees supervises the Advisor and the sub-advisors, establishes policies that they must follow in their management activities and oversees the hiring and termination of sub-advisors recommended by the Advisor.  The SEC has issued an exemptive order (the “Exemptive Order”) that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new sub-advisors for new or existing Funds, change the terms of particular agreements with sub-advisors or continue the employment of existing sub-advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 90 days of retaining a new sub-advisor, shareholders of any affected Fund will receive notification of the change.  The Exemptive Order relieves the Funds from the requirement to disclose certain fees paid to sub-advisors (except to any sub-advisors affiliated with the Advisor) in documents filed with the SEC and provided to shareholders.

A discussion regarding the basis for the GPS Funds I Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements (other than the sub-advisory agreement for the Opportunistic Equity Fund and Tax-Exempt Fund) is available in the Funds’ annual report to shareholders for the period ended March 31, 2015.  A discussion regarding the basis for the GPS Funds I Board’s approval of the sub-advisory agreement for the Opportunistic Equity Fund and Tax-Exempt Fund is available in the Funds’ semi-annual report to shareholders for the period ended September 30, 2014. A discussion regarding the basis for the GPS Funds II Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements is available in the Funds’ annual report to shareholders for the period ending March 31, 2015.  A discussion regarding the basis for the GPS Funds I Board’s approval of the sub-advisory agreement for the Large Cap Core Fund, Emerging Markets Fund, Small/Mid Cap Core Fund and World ex-US Fund will be available in the Funds’ semi-annual report to shareholders for the period ended September 30, 2015.

Sub-Advisors and Portfolio Managers
The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the respective Funds.  The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

Large Cap Core Fund, Emerging Markets Fund, Small/Mid Cap Core Fund and World ex-US Fund:
Goldman Sachs Asset Management, L.P. (“GSAM”) is the sub-advisor to the Funds.  GSAM is a Delaware limited partnership with principal offices at 200 West Street, New York, New York 10282.  GSAM is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”), a bank holding company.  GSAM has been registered with the SEC as an investment advisor since 1990.  As of June 30, 2015, Goldman Sachs had approximately $1.02 trillion in assets under supervision.  Assets under supervision include assets under management and other client assets for which Goldman Sachs does not have full discretion. The following portfolio managers are primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Khalid (Kal) Ghayur, CFA, FSIP
Managing Director
Mr. Ghayur is the head of the Beta Equity Strategies business with GSAM’s Advanced Beta Strategies Platform, overseeing the team’s customized, factor-based equity portfolios.  With over 29 years of industry experience, Mr. Ghayur joined GSAM as a Managing Director upon GSAM’s acquisition of Westpeak Global Advisors (“Westpeak”) in June 2014.  Prior to joining GSAM, Mr. Ghayur was the Managing Partner and

Chief Investment Officer of Westpeak, a pioneer in the smart beta space with their patented ActiveBeta investment methodology.

Prior to joining Westpeak in 2007, Mr. Ghayur was the Director of Research Policy at MSCI in New York, where he was a member of its Global Executive Committee and Chairman of the MSCI Index Policy Committee.  In that capacity, Mr. Ghayur was responsible for MSCI’s global markets and benchmarking research and new product development.  From 1994 to 2000, Mr. Ghayur was Global Head of Quantitative Research and Strategy for HSBC Asset Management in London, where he was responsible for the development and application of strategic and tactical asset allocation, fixed income modeling, stock selection techniques, portfolio construction and analysis, and risk management. From 1992 to 1994, Mr. Ghayur was a Senior Quantitative Analyst at Credit Lyonnais Asset Management in Paris, and from 1987 to 1991, he held the position of Portfolio Manager at Union National Bank in Abu Dhabi, where he was responsible for managing the bank’s UK and US investment portfolios.

Mr. Ghayur has served on the Board of Governors of the CFA Institute, the Board’s Nominating Committee, and as Chairman of the Board’s External Relations and Volunteer Involvement Committee.  He is a former trustee of the CFA Institute Research Foundation.  Mr. Ghayur was a member of the Editorial Board of Financial Analysts Journal and was founding President of the UK Society of Investment Professionals.  Mr. Ghayur received an MBA in Finance and International Business from the École Nationale des Ponts et Chaussées, Paris, and an MA and BA in Economics from the University of Karachi.  He is a CFA charterholder, a member of the CFA Institute, and a Fellow of the Society of Investment Professionals (“FSIP”).  He is also a Diplomaed Associate of the Institute of Bankers Pakistan.

•	Ronan G. Heaney
Vice President
Mr. Heaney is the head of research for the  ActiveBeta Equity Strategies business with GSAM’s Advanced Beta Strategies Platform.  He is responsible for investment research activities, including improving quantitative investment models and portfolio construction methodologies and identifying and testing new model components and implementation of techniques.  Mr. Heaney joined GSAM following GSAM’s acquisition of Wetpeak in June 2014.  Prior to joining GSAM, Mr. Heaney was the Director of Research for Westpeak, pioneering Westpeak’s patent Methods and Systems for Building and Managing Portfolios based on Ordinal Ranks of Securities.

Prior to joining Westpeak in 1998, Mr. Heaney was employed by Multum Information Services in Denver, Colorado, as a Software Architect.  From 1992 to 1996, he held the position of Senior Software Developer at Swiss Bank Corporation in Chicago.  Mr. Heaney received an M.S. in Computer Science from Purdue University, where he was awarded a Fulbright Fellowship, and a B.S. in Applied Physics from Dublin University, Ireland.

•	Stephen C. Platt, CFA
Vice President
Mr. Platt is a senior portfolio manager for the ActiveBeta Equity Strategies business with GSAM’s Advanced Beta Strategies Platform.  He is responsible for portfolio management, including portfolio construction and risk management of global developed and emerging market equity portfolios and custom indexes.  Mr. Platt joined GSAM following GSAM’s acquisition of Westpeak in June 2014.  Prior to joining GSAM, Mr. Platt oversaw the management of $10 billion in client assets in a variety of global quantitative investment strategies, including domestic and international long-only, enhanced index, active extension (130/30) and a market neutral hedge fund at Wespeak.

Prior to joining Westpeak in 1999, Mr. Platt was cofounder and Senior Vice President of Cordillera Asset Management in Denver, Colorado.  Mr. Platt has more than 23 years of industry experience, including over 21 years as an institutional quantitative equity portfolio manager.  Mr. Platt received a B.S. in Finance from the University of Colorado, Boulder.  He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Opportunistic Equity Fund:
Westfield Capital Management Company, L.P. (“Westfield”) is a sub-advisor to the Opportunistic Equity Fund.  Westfield is located at One Financial Center, Boston, Massachusetts 02111. Westfield is an SEC-registered investment advisor that was founded in 1989.  Westfield is 100% employee owned.  As of June 30, 2015, Westfield had approximately $16.9 billion in assets under management. Investment decisions for the Fund are made by the Westfield Investment Committee (the “Committee”), which is chaired by William A. Muggia. Although the Committee collectively acts as portfolio manager for the Fund, Westfield lists the following Committee members, based either on seniority or role within the Committee, as having day-to-day management responsibilities for Westfield’s allocated portion of the Fund’s portfolio.

•	William A. Muggia
President, Chief Executive Officer and Chief Investment Officer
Mr. Muggia has worked at Westfield since 1994.  He covers Healthcare and Energy, as well as provides overall market strategy.  Mr. Muggia has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

•	Ethan J. Meyers, CFA
Managing Partner
Mr. Meyers has worked at Westfield since 1999.  He covers Industrials and Business Services.  Mr. Meyers has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

•	John M. Montgomery
Chief Operating Officer, Managing Partner and Portfolio Strategist
Mr. Montgomery has worked at Westfield since 2006.  Mr. Montgomery has focused on portfolio and investment process strategy for Westfield’s allocated portion of the Fund since its inception.

•	Hamlen Thompson
Managing Partner
Mr. Thompson has worked at Westfield since 2003.  He covers Energy and Industrials.  Mr. Thompson has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

•	Bruce N. Jacobs, CFA
Managing Partner
Mr. Jacobs has worked at Westfield since 2004.  He covers Health Care and Consumer Staples.  Mr. Jacobs has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

Diamond Hill Capital Management, Inc. (“Diamond Hill”) is a sub-advisor to the Opportunistic Equity Fund.  Diamond Hill is located at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.  Diamond Hill is registered as an investment advisor with the SEC and is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc., a publicly-traded holding company.  As of June 30, 2015, Diamond Hill had approximately $16.7 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of Diamond Hill’s allocated portion of the Fund’s portfolio:

•	Rick Snowdon, CFA
Portfolio Manager
Mr. Snowdon has served as an investment professional at Diamond Hill since 2007.  Prior to joining Diamond Hill, Mr. Snowdon served as a board member and consultant with Adams Rite Manufacturing.  Mr. Snowdon was an energy trader/vice president for Energy Trading for American Electric Power from 1997 to 2002 and a junior trader with Enron Corporation from 1996 to 1997.  Mr. Snowdon has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since January 2013.

•	Austin Hawley, CFA
Portfolio Manager and Co-Chief Investment Officer
Mr. Hawley has served as an investment professional at Diamond Hill since 2008.  Prior to joining Diamond Hill, Mr. Hawley was an equity analyst at Putnam Investments.  Mr. Hawley was also an investment associate at Putnam Investments from 1999 to 2002.  Mr. Hawley has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since January 2013.

River Road Asset Management, LLC (“River Road”), serves as a sub-advisor to the Opportunistic Equity Fund and is headquartered in Louisville, Kentucky.  River Road is registered as an investment adviser with the SEC.  As of March 31, 2015, River Road had approximately $8 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of River Road’s allocated portion of the Fund’s portfolio:

•	Henry W. Sanders III, CFA
Portfolio Manager
Mr. Sanders is the Executive Vice President of River Road, which he co-founded in 2005.  Prior to co-founding River Road, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth Trust Company.  Mr. Sanders has served as a portfolio manager for the Fund since January 2013.

•	Thomas S. Forsha, CFA
Portfolio Manager
Mr. Forsha is the Co-Chief Investment Officer of River Road.  Prior to joining River Road, Mr. Forsha served as Equity Analyst and Portfolio Manager for ABN AMRO Asset Management USA.  Mr. Forsha has served as a portfolio manager for the Fund since January 2013.

•	James C. Shircliff, CFA
Portfolio Manager
Mr. Shircliff is the Chief Investment Officer of River Road, which he co-founded in 2005.  Prior to co-founding River Road, Mr. Shircliff served as Executive Vice President, Portfolio Manager, and Director of Research for SMC Capital, Inc.  Mr. Shircliff has served as a portfolio manager for the Fund since January 2013.

Global Real Return Fund:
SSGA Funds Management, Inc. (“SSGA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts  02111, serves as the sub-advisor to the Global Real Return Fund.  As of March 31, 2015, SSGA FM had approximately $384.4 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of the Fund’s portfolio:

•	Robert Guiliano
Vice President and Senior Portfolio Manager for the Investment Solutions Group
Mr. Guiliano is a Vice President of State Street Global Advisors (SSGA) and SSGA FM and a Senior Portfolio Manager in SSGA's US Portfolio Management - Investment Solutions Group (ISG). He joined the firm in November 1997 and his responsibilities include the management of real asset, tactical, and strategic multi-asset allocation strategies as well as conducting research, product development, and advising institutional clients on investment policy.

•	John Gulino, CFA
Vice President and Portfolio Manager for the Investment Solutions Group
Mr. Gulino is a Vice President of SSGA and SSGA FM and a Portfolio Manager in SSGA’s US Portfolio Management - ISG. Prior to joining SSGA, Mr. Gulino spent six years with the Fidelity Investments Company. Mr. Gulino is also an adjunct instructor for the Executive Development Center at Bryant University. Mr. Gulino graduated from Bryant University with a Bachelor of Science in Business Administration with a concentration in Finance. He has earned the Chartered Financial Analyst designation and is a member of the CFA Institute and Boston Security Analyst Society.

•	Michael Martel
Managing Director and Head of Portfolio Management in the Americas for the Investment Solutions Group
Mr. Martel is a Managing Director of SSGA and SSGA FM and Head of Portfolio Management in the Americas for the ISG. Since joining SSGA in 1992 and the ISG in 1998, Mr. Martel has developed expertise in creating and managing multi-asset class solutions designed to meet broad investment challenges. Mr. Martel oversees the development of proprietary portfolio management systems and assists in ongoing research efforts.

Prior to joining SSGA, Mr. Martel worked for the Mutual Funds Division of State Street Corporation. Mr. Martel holds a Bachelor of Arts degree in Economics from the College of the Holy Cross and Master degrees in both Finance and Business Administration from the Carroll School of Management at Boston College.

Core Fixed Income Fund:
Wellington Management Company LLP (“Wellington Management”) is a sub-advisor to the Core Fixed Income Fund.  Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.  As of June 30, 2015, Wellington Management had approximately $936 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of Wellington Management’s allocated portion of the Fund’s portfolio:

•	Campe Goodman, CFA
Senior Managing Director and Fixed Income Portfolio Manager
Mr. Goodman has served as Portfolio Manager of the Fund since its inception in 2012. Mr. Goodman joined Wellington Management as an investment professional in 2000.

•	Joseph F. Marvan, CFA
Senior Managing Director and Fixed Income Portfolio Manager
Mr. Marvan has been involved in portfolio management and securities analysis for the Fund since its inception in 2012. Mr. Marvan joined Wellington Management as an investment professional in 2003.

•	Lucius T. (L.T.) Hill, III
Senior Managing Director and Fixed Income Portfolio Manager
Mr. Hill has been involved in portfolio management and securities analysis for the Fund since its inception in 2012. Mr. Hill joined Wellington Management as an investment professional in 1993.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) is a sub-advisor to the Core Fixed Income Fund.  BHMS is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  BHMS is a subsidiary of OM Asset Management plc, an NYSE listed company. BHMS is an SEC-registered investment advisor with approximately $98.5 billion in assets under management as of April 30, 2015.  The following portfolio managers are primarily responsible for the day-to-day management of BHMS’ allocated portion of the Fund’s portfolio:

•	David R. Hardin
Managing Director and Portfolio Manager
Mr. Hardin joined BHMS in 1987 as a portfolio manager. Currently, he serves as the lead portfolio manager for Intermediate and Short maturity strategies and is a generalist in fixed income credit research.  He also manages BHMS’ municipal portfolios.  Prior to joining BHMS, Mr. Hardin was vice president and director of the fixed income group in the trust department at Republic Bank Dallas. He was responsible for the management of all fixed income assets, created and managed SEC-registered mutual funds, and was the first portfolio manager for their high-yield corporate bond fund. Mr. Hardin began his 39-year investment career at American General Insurance Co. in Houston, where he served as a private placement portfolio manager and credit analyst.  He received an M.Sc. from the London School of Economics and a BBA from Texas Christian University.  Mr. Hardin has served as a portfolio manager for the Fund since 2010.

•	John S. Williams, CFA
Managing Director and Portfolio Manager
Mr. Williams joined BHMS in 1983 to launch its fixed income management. Currently, he serves as the Chief Investment Officer for all fixed income strategies.  In addition to developing portfolio strategy, he is responsible for risk management and assists on MBS sector management.  While at BHMS, he has served on the United Asset Management Board and the Advisory Board for the Teacher Retirement System of Texas. He is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.  During his 39-year investment career, he served as an investment officer for Southland Life Insurance Company, where he was a corporate bond portfolio manager and private placement analyst. Prior to that, he was a portfolio manager for taxable and

tax-exempt fixed income, as well as equities, in the trust department at InterFirst Bank Dallas.   He earned an MBA and a BBA, both with Honors, from Texas Christian University.  Mr. Williams has served as a portfolio manager for the Fund since 2010.

•	Deborah A. Petruzzelli
Managing Director and Portfolio Manager
Ms. Petruzzelli joined BHMS in 2003 as a portfolio manager. She serves as the structured securities portfolio manager for mortgage-backed, asset-backed, and commercial mortgage-backed securities. She is also the lead analyst for structured securities. During her 29-year investment career, Ms. Petruzzelli has served as managing director/senior portfolio manager for Victory Capital Management, Inc., where she was responsible for the management of asset-backed securities, collateralized mortgage-backed securities, and whole-loan sectors for all client portfolios.  She also had an active role in that firm’s development of a core plus strategy, leveraging the firm’s convertible equity management strengths.  Prior to joining Victory, she worked for McDonald & Company Securities, Inc., as senior vice president for ABS syndication and traded asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities.  She earned a BSBA in Business Administration from Bowling Green State University.  Ms. Petruzzelli has served as a portfolio manager for the Fund since 2010.

•	Scott McDonald, CFA
Managing Director and Portfolio Manager
Mr. McDonald joined BHMS in 1995. He currently serves as the lead portfolio manager for Long Duration strategies, specializing in corporate and government bonds.  He is also a generalist in investment grade fixed income credit research.  Mr. McDonald is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.  During his 26-year investment career, Mr. McDonald previously served as senior vice president and portfolio manager at Life Partners Group, Inc., managing corporate bonds, private placements and mortgages.  While with Life Partners, he was responsible for implementing the investment strategy for their life insurance and annuity assets.  Prior to that, he was a credit supervisor and lending officer for Chase Bank of Texas.  He received an MBA from the University of Texas and a BBA from Southern Methodist University.  Mr. McDonald has served as a portfolio manager for the Fund since 2010.

•	Mark C. Luchsinger, CFA
Managing Director and Portfolio Manager
Mr. Luchsinger joined BHMS in 1997. He currently serves as a portfolio manager, specializing in investment-grade and high-yield corporate bond strategies, and is the lead portfolio manager for Core and Core Plus strategies.  He is also a generalist in investment grade and high yield credit research.  Mr. Luchsinger is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.  During his 34-year investment career, Mr. Luchsinger has served as Chief Investment Officer for Great American Reserve Insurance Company, where he was responsible for the management of corporate, mortgage, and private placement fixed income, as well as equity assets.  He has also served as senior investment portfolio manager for Western Preferred Corporation, managing their fixed income assets. Mr. Luchsinger began his career as a credit analyst for Scor Reinsurance Company. In addition, he spent 10 years in fixed income sales at First Boston Corporation, PaineWebber and Morgan Keegan.  He earned a BBA from Bowling Green State University.  Mr. Luchsinger has served as a portfolio manager for the Fund since 2010.

Tax-Exempt Fixed Income Fund:
Delaware Investments Fund Advisers (an affiliate of Delaware Management Company) (“DIFA”), a series of Delaware Management Business Trust (“DMBT”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  DIFA is located at 2005 Market Street, Philadelphia, Pennsylvania 19103.  DMBT is an SEC-registered investment advisor and a majority-owned subsidiary of Delaware Management Holdings, Inc.  “Delaware Investments” refers to Delaware Management Holdings, Inc. and its subsidiaries, including DIFA, and is a wholly owned subsidiary of Macquarie Group Limited, an Australia-based global provider of banking, financial, advisory, investment and funds management services.  DIFA manages both equity and fixed income assets classes for a variety of clients.  DIFA’s decision-making structure is built around its team-oriented approach, which is focused on the free flow of critical market and security information among the three areas of its Municipal Fixed Income Team: Portfolio Management, Research and Trading.  As of March 31, 2015, Delaware Investments had approximately over $184.4 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of DIFA’s allocated portion of the Fund’s portfolio:

•	Joseph Baxter
Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager
Mr. Baxter is the head of DIFA’s municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of DMBT’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds.  Mr. Baxter received a bachelor’s degree in finance and marketing from La Salle University.  Mr. Baxter has served as a portfolio manager for the Fund since 2006.

•	Stephen Czepiel
Senior Vice President and Senior Portfolio Manager
Mr. Czepiel is a member of DIFA’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of DMBT’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 30 years of experience in the municipal securities industry.  Mr. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.  Mr. Czepiel has served as a portfolio manager for the Fund since 2006.

•	Gregory Gizzi
Senior Vice President and Senior Portfolio Manager
Gregory A. Gizzi is a member of DIFA’s municipal fixed income portfolio management team.  He is also a co-portfolio manager of DIFA’s municipal bond funds and several client accounts.  Before joining Delaware Investments in 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort.  Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity.  Mr. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager.  He later worked in the same capacity at Dillon Read.  Mr. Gizzi earned his bachelor’s degree in economics from Harvard University.  Mr. Gizzi has served as a portfolio manager for the Fund since December 2012.

Nuveen Asset Management, LLC (“NAM”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  NAM is located at 333 West Wacker Drive, Chicago, Illinois 60606, and is an SEC-registered investment advisor with approximately $137.8 billion in assets under management as of March 31, 2015.  NAM is a subsidiary of Nuveen Investments, Inc. which is indirectly owned by TIAA-CREF.  NAM’s portfolio managers and dedicated research analysts follow a research-driven, disciplined investment strategy that seeks to uncover bonds with exceptional relative value and identify those with the potential to provide above-average returns.  The following portfolio managers are primarily responsible for the day-to-day management of NAM’s allocated portion of the Fund’s portfolio:

•	Martin J. Doyle, CFA
Managing Director and Director of SMA Portfolio Management
Mr. Doyle has been with NAM since 1987.  He helps to establish strategy for the firm’s various investment styles, and he chairs the Municipal Securities Investment Oversight Group.  Mr. Doyle holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago.  He is a Chartered Financial Analyst.  Mr. Doyle has served as a portfolio manager for the Fund since 2006.

•	John V. Miller, CFA
Managing Director and Co-Head of Fixed Income
Mr. Miller joined Nuveen Investments as a credit analyst in 1996, with three prior years of experience in the municipal market with a private account management firm.  He has been responsible for analysis of high yield credits in the utility, solid waste and energy related sectors. Mr. Miller is a Managing Director of Nuveen and currently manages investments for several Nuveen-sponsored investment companies, including the Nuveen

High Yield Municipal Bond Fund.  He is a Chartered Financial Analyst.  Mr. Miller has served as a portfolio manager for the Fund since 2006.

•	Michael J. Sheyker, CFA
Senior Vice President and Portfolio Manager
Mr. Sheyker has been with NAM since 1988.  He joined the portfolio management team in 2004 after serving as a senior research analyst since 2001.  Previously, Mr. Sheyker was an equity analyst and Manager of the Asset Pricing Analysis Group.  Mr. Sheyker holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago and is a member of the Municipal Securities Investment Oversight Group.  He is a Chartered Financial Analyst.  Mr. Sheyker has served as a portfolio manager for the Fund since 2006.

Opportunistic Fixed Income Fund:
Franklin Advisers, Inc. (“Franklin”), One Franklin Parkway, San Mateo, California  94403, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30, 2015, Franklin had approximately $460.6 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Franklin’s allocated portion of the Fund’s portfolio:

•	Michael Hasenstab, Ph.D.
Executive Vice President, Portfolio Manager

Chief Investment Officer

Templeton Global Macro

Franklin Advisers, Inc.

San Mateo, California, United States

Michael Hasenstab, Ph.D., is executive vice president and chief investment officer for Templeton Global Macro, which conducts in-depth global macroeconomic analysis covering thematic topics, regional and country analysis, and interest rate, currency and sovereign credit market outlooks. Templeton Global Macro offers global, unconstrained investment strategies through a variety of investment vehicles ranging from retail mutual funds to unregistered, privately offered hedge funds. Dr. Hasenstab is a portfolio manager for a number of funds, including Templeton Global Bond Fund and Templeton Global Total Return Fund. In addition, Dr. Hasenstab is economic advisor to the CEO of Franklin Resources, Inc., providing his perspective and insight through the lens of Templeton Global Macro. Dr. Hasenstab has won numerous awards globally, including being named Morningstar's Fixed Income Manager of the Year in Canada in 2013 and in the U.S. in 2010. He was recognized as one of the most influential fund managers by Investment News in 2010. Bloomberg Markets named him Top Global Bond Fund Manager in 2010 and Top U.S. and Global Bond Fund Manager in 2009. Additionally, he was named Global Bond Manager of the Year by Investment Week in 2008, 2010 and 2011, and also Best Global Manager by Standard & Poor's BusinessWeek in 2006. Dr. Hasenstab initially joined Franklin Templeton Investments in July 1995. After a leave of absence to obtain his doctor of philosophy (Ph.D.) degree, he rejoined the company in April 2001. He has worked and traveled extensively abroad, with a special focus on Asia. Dr. Hasenstab holds a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master's degree in economics of development from the Australian National University, and a B.A. in international relations/political economy from Carleton College in the United States.

•	Christine Zhu
Portfolio Manager, Quantitative Research Analyst
Templeton Global Macro
Franklin Advisers, Inc.
San Mateo, California, United States

Christine Zhu is a portfolio manager and quantitative research analyst for Templeton Global Macro. Ms. Zhu joined Franklin Templeton in 2007, initially in the Portfolio Analysis and Investment Risk team as a senior consultant. In 2010, she joined Templeton Global Macro with focuses on portfolio construction, derivatives/quantitative strategies in global market, and risk management.  Prior to joining Franklin Templeton, Ms. Zhu was a senior associate at MSCI Barra where her experience included fixed income analytics and risk exposure calculation. She also worked in the technology department at Oracle and at China Construction Bank. Ms. Zhu holds an M.B.A. with investment focus from the University of California at Berkeley, and earned her M.S. in computer science and engineering from the University of Notre Dame. She is fluent in mandarin Chinese.

Loomis, Sayles & Co., L.P. (“Loomis Sayles”), One Financial Center, Boston Massachusetts  02111, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30 2015, Loomis Sayles had approximately $242.2 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Loomis Sayles’ allocated portion of the Fund’s portfolio:

•	Matthew Eagan, CFA
Vice President
Mr. Eagan began his investment career in 1989 and joined Loomis Sayles in 1997.  Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University.  He holds the designation of Chartered Financial Analyst.

•	Kevin Kearns
Vice President
Mr. Kearns began his investment career in 1986 and joined Loomis Sayles in 2007.  Prior to joining Loomis Sayles, he was the director of derivatives, quantitative analysis and risk management at Boldwater Capital Management.  Mr. Kearns received a B.S. from Bridgewater State College and an M.B.A. from Bryant College.

•	Todd Vandam, CFA
Vice President
Mr. Vandam began his investment career and joined Loomis Sayles in 1994.  Mr. Vandam received a B.A. from Brown University and holds the designation of Chartered Financial Analyst.

DoubleLine Capital LP (“DoubleLine”), a sub-advisor to the Opportunistic Fixed Income Fund, is an independent, employee-owned money management firm located at 333 South Grand Avenue, 18th Floor, Los Angeles, California 90071.  DoubleLine is registered as an investment adviser with the SEC.  As of March 31, 2015, DoubleLine had approximately $72.9 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of DoubleLine’s allocated portion of the Fund’s portfolio:

•	Jeffrey E. Gundlach
Portfolio Manager
Mr. Gundlach is the Chief Executive Officer and Chief Investment Officer of DoubleLine, which he co-founded in 2009.  Prior to founding DoubleLine, Mr. Gundlach was associated with TCW Group Inc. (“TCW”), where he was Chief Investment Officer, Group Managing Director and President. Mr. Gundlach has served as a portfolio manager for the Fund since 2012.

•	Philip A. Barach
Portfolio Manager
Mr. Barach is the President of DoubleLine, which he co-founded in 2009.  During the five years prior to forming DoubleLine, Mr. Barach was Group Managing Director at TCW.  Mr. Barach has served as a portfolio manager for the Fund since 2012.

Altegris® Diversified Alternatives Allocation Fund
Altegris Advisors, LLC (“Altegris”), 1200 Prospect Street, Suite 400 La Jolla, California 92037, is the sub-advisor to the GuidePath® Altegris® Diversified Alternatives Allocation Fund. Altegris is owned and controlled by (i) private equity funds managed by Aquiline Capital Partners LLC and its affiliates (“Aquiline”), and by Genstar Capital

Management, LLC and its affiliates (“Genstar”), and (ii) certain senior management of Altegris and other affiliates.  Established in 2005, Aquiline focuses its investments exclusively in the financial services industry.  Established in 1988, Genstar focuses its investment efforts across a variety of industries and sectors, including financial services.   As of May 29, 2015, Altegris had approximately $2.7 billion in assets under management.  Altegris provides advice with respect to the Fund’s investment strategies and has responsibility for allocating the Fund’s assets among the Underlying Funds.  Altegris and the portfolio managers set forth below are primarily responsible for the day to day portfolio management of the Fund.  The Advisor implements the investment program of the Fund by, among other things, effecting transactions in shares of the Underlying Funds and performing related services, voting proxies and providing cash management services in accordance with the investment advice formulated by Altegris.  Altegris does not receive a fee for its services as a sub-advisor to the Fund, but it does receive advisory fees from Underlying Funds for which it acts as an Advisor.

•	Robert J. Murphy, CFA, FRM, CAIA
Senior Vice President and Deputy Chief Investment Officer
Mr. Murphy serves as Senior Vice President and Deputy Chief Investment Officer of Altegris.  Mr. Murphy is a member of the Altegris Investment Committee and oversees specific portfolio and risk management functions. Prior to joining Altegris, Mr. Murphy served as the Chief Investment Officer, Co-Portfolio Manager and Director of Risk for Hatteras Alternative Mutual Funds, a subsidiary of Hatteras Funds. Mr. Murphy received his BA and MBA degrees from the State University of New York at Albany. He has earned designations as a Chartered Financial Analyst (CFA®), Financial Risk Manager (FRM) and Chartered Alternative Investment Analyst (CAIA).

•	Lara Magnusen, CAIA
Portfolio Manager and Portfolio Strategist
Ms. Magnusen serves as a Portfolio Manager and Portfolio Strategist at Altegris, and is a member of the Investment Committee. Ms. Magnusen has held several positions with  Altegris including Director, Investment Products and Director, Research and Investments. Prior to joining Altegris, Ms. Magnusen served in investor relations and associate portfolio manager roles at Helix Investment Partners. Ms. Magnusen received a BA in Economics with a minor in Business Administration from the University of California, Berkeley, an MBA from the Rady School of Management at the University of California, San Diego, and holds the designation of Chartered Alternative Investment Analyst (CAIA).

VALUATION OF FUND SHARES
Shares of each Fund are sold at the net asset value per share (“NAV”), which is determined by each Fund generally as of 4:00 p.m. Eastern time on each day that the Fund is open for business.  Each Fund is generally open on days that the New York Stock Exchange (“NYSE”) is open for trading.  Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / # of shares = NAV).  The NAV of each Fund that operates as a fund of funds is generally based on the NAV of the Underlying Funds.  The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.

Each Fund’s and Underlying Fund’s securities are generally valued each day at their current market value.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by a Trust’s Board of Trustees.

Trading in Foreign Securities
The securities markets on which the foreign securities owned by a Fund or Underlying Fund are traded may be open on days that a Fund or Underlying Fund does not calculate its NAV.  Because foreign markets may be open at different times than the NYSE, the value of a Fund’s or Underlying Fund’s shares may change on days when shareholders are not able to buy or sell them.  The Funds and Underlying Funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s or Underlying Fund’s NAV.

If events materially affecting the values of a Fund’s or Underlying Fund’s foreign investments (in the opinion of the Advisor and the appropriate sub-advisor or the Underlying Fund’s investment advisor) occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Advisor or the sub-advisors or the Underlying Fund’s investment advisor to be unreliable, these investments will be valued at their fair value in accordance with a Trust’s or Underlying Fund’s fair valuation procedures.  The Funds and Underlying Funds may rely on third-party pricing vendors to monitor for events materially affecting the values of the Funds’ and Underlying Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Funds’ or Underlying Funds’ foreign investments, the third-party pricing vendors will provide revised values to the Funds or Underlying Funds.

The use of fair value pricing by the Funds or Underlying Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.  Also, due to the subjective nature of fair value pricing, a Fund’s or Underlying Fund’s value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES
How to Purchase Fund Shares
Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with U.S. Bancorp Fund Services, LLC (“USBFS”), the Funds’ transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  The Funds generally do not accept investments from non-U.S. investors and reserve the right to decline such investments.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

In accordance with the USA PATRIOT Act of 2001, please note that the financial institution or intermediary will verify certain information on your account as part of the Funds’ Anti-Money Laundering Program.  As requested by your financial intermediary, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.

Minimum Purchases
The Funds have no investment minimums, however, the financial institutions and intermediaries that sell the Funds’ shares may have established minimum values for the accounts that they handle.

SELLING (REDEEMING) FUND SHARES
How to Sell Your Fund Shares
Shareholders may sell (redeem) their Fund shares through their financial institutions or intermediaries on any business day by following the procedures established when they opened their account or accounts.  The sale price of each share will be the next NAV determined after a Fund (or authorized intermediary) receives a request to sell or redeem Fund shares.  Normally, a Fund will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.

Redemption-In-Kind
Each Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions where the payment of cash is not in the best interest of a Fund or its remaining shareholders, a Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares
Each Fund may suspend a shareholder’s right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

EXCHANGE PRIVILEGE
Shareholders of record may exchange shares of any Fund for shares of any other Fund on any business day by contacting their financial institution or intermediary.  The financial institution or intermediary will contact the Funds’ transfer agent to complete the exchange.  This exchange privilege may be changed or canceled by a Fund at any time upon 60 days notice.  Exchanges are generally made only between identically registered accounts.  Any exchange involving a change in ownership will require a written request with signature(s) guaranteed.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another; as a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV per share.  The Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations.

MARKET TIMING POLICY
Excessive or short-term purchases and redemptions of Fund shares have the potential to harm the Funds and their long-term shareholders.  Such frequent trading of Fund shares may lead to, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolios and increased brokerage and administrative costs.  In addition to these generally applicable risks, Funds that invest a substantial portion of their assets in certain types of securities may be subject to additional risks.  For example, Funds that invest in foreign securities that trade in overseas markets may be subject to the risk of a particular form of frequent trading called time-zone arbitrage, where shareholders of the Fund seek to take advantage of time-zone differences between the close of the overseas markets in which the Fund’s securities are traded, and the close of U.S. markets.  Arbitrage opportunities also may occur in Funds that hold small capitalization or small company securities or in Funds that invest in thinly traded securities.

The Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.  Accordingly, the Funds’ Boards of Trustees have adopted policies and procedures that are designed to deter such excessive or short-term trading.  In general, the Funds consider trading activity to be suspect if there is a purchase and redemption transaction within any three-day period although longer periods may also be suspect.  The size of such transactions also may be taken into account. The Funds reserve the right to take appropriate action as they deem necessary to combat excessive or short-term trading of Fund shares, including, but not limited to, refusing to accept purchase orders.  The Funds also work with intermediaries that sell or facilitate the sale of Fund shares to identify abusive trading practices in omnibus accounts. Under no circumstances will the Funds, the Advisor or the distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term trading in the Funds. The Advisor maintains processes to monitor and identify abusive or excessive short-term trading activity in the Funds.  The Advisor periodically reviews the Funds’ purchase and redemption activity (including receiving and analyzing daily trade detail reports from USBFS and performing monthly testing) in order to detect possible market-timing.  Although the Funds and the Advisor take steps to prevent abusive trading practices, there is no guarantee that all such practices will be detected or prevented.

Due to the nature of the AssetMark Platform, where Fund purchase and redemption transactions are submitted on behalf of clients invested in the AssetMark Platform in connection with an asset allocation model, it is highly unlikely that individual investment advisors or investors could engage in abusive trading strategies within the platform.

Because the GuideMark® Funds are utilized as underlying investments by the GuidePath® Funds of Funds such that the Advisor effects the GuidePath® Funds of Funds’ transactions in shares of the GuideMark® Funds consistent with the GuidePath® Funds of Funds’ investment policies and net asset flows, investments in the GuideMark® Funds by the GuidePath® Funds of Funds are not subject to the Funds’ market timing policy.

DISTRIBUTION OF FUND SHARES
Distributor
AssetMark Brokerage™, LLC, 1655 Grant Street, 10th Floor Concord, CA 94520, an affiliate of the Advisor, is the distributor for the shares of each of the Funds. Shares of each Fund are offered on a continuous basis.

Distribution Plan
Each Trust, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act to provide certain distribution activities and shareholder services for the Service Shares of Funds and their shareholders.  Each Fund pays 0.25% per year of its Service Shares’ average daily net assets for such distribution and shareholder service activities.  As these fees are paid out of a Fund’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Amounts may be paid under the Funds’ 12b-1 Distribution Plan to brokers, dealers, advisors and others.  For example, Rule 12b-1 fees are paid to mutual fund supermarkets that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the AssetMark Platform through which the Funds are primarily distributed.  The Advisor (and its affiliates) similarly receive portions of such 12b-1 payments for their services provided in connection with the AssetMark Platform.  Payments under the 12b-1 Distribution Plan are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the distributor or others, and the payments may exceed or be less than the amount of expense actually incurred.

COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS
Legal Counsel and Independent Registered Public Accounting Firm
Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Funds. Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Funds.

Custodian, Fund Administrator, Transfer Agent, Fund Accountant and Shareholder Servicing Agents
U.S. Bank N.A. serves as custodian for each Fund’s cash and securities (except the Opportunistic Fixed Income Fund’s).  U.S. Bank N.A. does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS serves as each Fund’s administrator, transfer agent and fund accountant.  In addition, certain other organizations that provide recordkeeping and other shareholder services may be entitled to receive fees from a Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

The Bank of New York Mellon (“BNY Mellon”) serves as custodian for the Opportunistic Fixed Income Fund’s cash and securities.  BNY Mellon does not assist in, and is not responsible for, investment decisions involving assets of the Funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES
DISTRIBUTIONS

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  Each Fund, other than the Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund, the Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund and the Fixed Income Allocation Fund, expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually.  The Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund, the Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund and the Fixed Income Allocation Fund each expect to declare and distribute all of its net investment income, if any, to shareholders as dividends at least quarterly.  Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Your statement will show any exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest).  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you.  However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.”  At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

The information below is supplemented or modified by the discussion under the subheading, “Additional Information – Tax-Exempt Fixed Income Fund.”

TAX CONSIDERATIONS

Fund Distributions.  Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts, passive foreign investment companies, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  Your broker-dealer or other financial intermediary (such as a bank or financial advisor) (collectively, “broker-dealers”) will be required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis will be calculated using the broker-dealer’s default method unless you instruct your broker-dealer to use a different calculation method.  Shareholders should carefully review the cost basis information provided by the broker-dealer and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. Please contact your broker-dealer with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax.  A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.  Net investment income does not include exempt-interest dividends.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. withholding tax is provided for capital gain dividends paid by a Fund from long-term capital gains, if any. The exemption from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after January 1, 2015.  It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends, or, if reinstated, whether such exemptions will have retroactive effect.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws.  Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

ADDITIONAL INFORMATION – TAX-EXEMPT FIXED INCOME FUND

Exempt-Interest Dividends. Dividends from the Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities.  In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax.  Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors.  Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax, unless such bonds were issued in 2009 or 2010.

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Taxable Income Dividends.  The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital Gain Distributions.  The Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

This discussion of “DIVIDENDS, DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

OTHER INFORMATION

Commodity Pool Operator Exclusion and Regulation

The Advisor has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (the “CFTC”) with respect to the GuideMark® and GuidePath® Funds, other than the GuidePath® Altegris® Diversified Alternatives Allocation Fund.  The Funds for which such exclusion has been claimed are referred to herein as the “Excluded Funds.”  The Advisor is therefore not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Excluded Funds.  The Excluded Funds are not intended as vehicles for trading in the futures, commodity options or swaps markets.  In addition, the Advisor is relying upon a related exclusion from the definition of commodity trading advisor under the CEA and the rules of the CFTC.  The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, or the Funds, their investment strategies or this prospectus.

Each Excluded Fund’s investments in futures, commodity options or swaps will be limited in accordance with the terms of the exclusion upon which the Advisor relies.

GuidePath ® Altegris® Diversified Alternatives Allocation Fund

The Advisor is registered as a commodity pool operator under the CEA and the rules of the CFTC and, with respect to the GuidePath® Altegris® Diversified Alternatives Allocation Fund, is subject to regulation as a commodity pool operator under the CEA. The CFTC has recently adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Advisor’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Advisor as the Fund’s CPO, the Advisor’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Advisor’s CFTC compliance obligations. As the Fund is operated subject to CFTC regulation, it may incur additional compliance and related expenses.  The CFTC has neither reviewed nor approved the Fund, its investment strategies or this prospectus.

INDEX DESCRIPTIONS

Each of the following indexes is unmanaged and cannot be invested in directly.  The indexes do not reflect any deductions for fees, expenses or taxes.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries government-related and corporate debt securities, mortgage- and asset-backed securities.  All securities contained in the Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

Barclays Municipal Bond Index

The Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

Barclays Multiverse Index

The Barclays Multiverse Index provides a broad-based measure of the global fixed-income bond market, and captures investment grade and high yield securities in all eligible currencies.

Barclays U.S. TIPS Index

The Barclays U.S. TIPS Index includes all publicly-issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays Global Inflation Linked Bond Index

The Barclays Global Inflation Linked Bond Index includes securities which offer the potential for protection against inflation as their cash flows are linked to an underlying inflation index. All securities included in the index have to be issued by an investment-grade rated sovereign in its local currency.

Bloomberg Commodity Index*

The Bloomberg Commodity Index is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc.

BofA Merrill Lynch Global Broad Market Index

The BofA Merrill Lynch Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and Eurobond markets.

Citigroup 3-Month Treasury Bill Index

The Citigroup 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

Dow Jones Global Select Real Estate Securities (“RESI”) Index

The Dow Jones Global Select RESI Index represents equity real estate investment trusts and real estate operating companies traded globally.

Global Real Return Blended Index

The Global Real Return Blended Index is a weighted combination of 20% of the total return from the Bloomberg Commodity Index, 35% of the total return from the S&P Global Natural Resources Index, 15% of the total return from the Dow Jones Global Select RESI Index and 30% of the total return from the Barclays Global Inflation Linked Bond Index. Returns are weighted on a 20/35/15/30 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Global Real Return Blended Index.

HFRI Fund of Funds Composite Index

The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds.

MSCI All Country World Index

The MSCI All Country World Index measures the equity market performance of developed and emerging markets.  As of the date of this Prospectus, the MSCI consisted of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.  The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

MSCI All Country World ex-US Index

The MSCI All Country World ex US Index measures the equity market performance of developed and emerging markets excluding the United States.  As of the date of this Prospectus, the MSCI ACWI ex US consisted of 45 country indices comprising 22 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

MSCI Emerging Markets Index

The MSCI Emerging Markets Index measures the equity market performance of global emerging markets. As of the date of this Prospectus, the MSCI Emerging Markets Index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

MSCI World ex-US Index

The MSCI World ex-US Index measures the equity market performance of developed markets excluding the United States.  As of the date of this Prospectus, the MSCI World ex-US Index consisted of 45 country indices comprising 22 developed market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI World High Dividend Yield Index

The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large and mid cap stocks across 23 developed market countries. The Index is designed to reflect the performance of equities (excluding REITs) with higher than average dividend yields that are both sustainable and persistent.

Multi-Asset Income Blended Index

The Multi-Asset Income Blended Index is a weighted combination of 60% of the total return from the MSCI World High Dividend Yield Index with 40% of the total return from the Barclays US Aggregate Bond Index. Returns are weighted on a 60/40 basis for each historical month and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Blended Index.

Russell 1000® Index

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.  As of May 29, 2015, the market capitalization of the companies in the Russell 1000® Index ranged from $2.4 billion to $751 billion.

Russell 1000® Growth Index

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth rates.

Russell 1000® Value Index

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

Russell 2500TM Index

The Russell 2500TM Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap.  It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.  As of May 29, 2015, the market capitalization of the companies in the Russell 2500TM Index ranged from $177 million to $10.2 billion.

Russell 3000® Index

The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest US Companies, based on total market capitalization, which represents approximately 98% of the investable US equity market.

S&P 500® Index

The S&P 500® Index focuses on the large-cap segment of the U.S. equities market. It includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 75% coverage of U.S. equities.

S&P Global Natural Resources Index

The S&P Global Natural Resources Index includes 90 of the largest publicly-traded companies in natural resources and commodities that meet specific investability requirements across three primary commodity-related sectors: agribusiness, energy, and metals and mining.

Tactical Constrained Blended Index

The Tactical Constrained Blended Index is a weighted combination of 75% of the total return from the MSCI All Country World Index with 25% of the total return from the BofA Merrill Lynch Global Broad Market Index. Returns are weighted on a 75/25 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Constrained Blended Benchmark Index.

Tactical Unconstrained Blended Index

The Tactical Unconstrained Blended Index is a weighted combination of 90% of the total return from the MSCI All Country World Index with 10% of the total return from the Barclays Multiverse Index. Returns are weighted on a 90/10 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Unconstrained Blended Benchmark Index.

FINANCIAL HIGHLIGHTS
The financial highlights information below is for the Funds’ Service Shares.  The financial highlights tables are intended to help you understand the financial performance for each Fund for the past five years, or if shorter, the period of each Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information for the years ended March 31, 2015 and 2014 has been audited by Cohen Fund Audit Services, Ltd., each Fund’s independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ most recent Annual Report which is available upon request.  The information for the years ended March 31, 2013, 2012 and 2011 was audited by another independent registered public accounting firm.

	Large Cap Core Fund (formerly, Large Cap Growth Fund)
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2015	2014	2013	2012	2011
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$13.56	$11.12	$10.61	$9.99	$8.41

Income from investment operations:
Net investment income (loss)	0.05	—	0.02	(0.03)	(0.01)
Net realized and unrealized gains on investments	1.56	2.45	0.51	0.65	1.59
Total from investment operations	1.61	2.45	0.53	0.62	1.58

Less distributions:
Dividends from net investment income	(0.03)	(0.01)	(0.02)	—	—
Total distributions	(0.03)	(0.01)	(0.02)	—	—

Net asset value, end of year	$15.14	$13.56	$11.12	$10.61	$9.99

Total return	11.87%	22.04%	5.00%	6.21%	18.79%

Supplemental data and ratios:
Net assets, end of year	$168,457,719	$138,902,683	$136,196,479	$168,654,404	$211,129,188

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.44%	1.48%	1.52%	1.54%	1.45%
After expense reimbursement (recapture) and securities lending credit	1.45%	1.49%	1.49%	1.49%	1.43%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.32%	0.05%	0.18%	-0.32%	-0.13%
After expense reimbursement (recapture) and securities lending credit	0.31%	0.04%	0.21%	-0.27%	-0.11%

Portfolio turnover rate	53.23%	55.81%	60.92%	126.61%	63.33%

Portfolio Turnover is calculated for the Fund as a whole.

	Emerging Markets Fund (formerly, Large Cap Value Fund)
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2015	2014	2013	2012	2011
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.84	$9.52	$8.47	$8.32	$7.44

Income from investment operations:
Net investment income	0.15	0.13	0.14	0.10	0.09
Net realized and unrealized gains on investments	0.73	2.31	1.03	0.13	0.88
Total from investment operations	0.88	2.44	1.17	0.23	0.97

Less distributions:
Dividends from net investment income	(0.15)	(0.12)	(0.12)	(0.08)	(0.09)
Total distributions	(0.15)	(0.12)	(0.12)	(0.08)	(0.09)

Net asset value, end of year	$12.57	$11.84	$9.52	$8.47	$8.32

Total return	7.46%	25.63%	13.96%	2.87%	13.15%

Supplemental data and ratios:
Net assets, end of year	$161,242,899	$137,835,903	$139,072,035	$163,077,098	$200,132,341

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.43%	1.46%	1.49%	1.51%	1.44%
After expense reimbursement (recapture) and securities lending credit	1.41%	1.45%	1.49%	1.49%	1.42%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.30%	1.01%	1.33%	1.13%	1.13%
After expense reimbursement (recapture) and securities lending credit	1.32%	1.02%	1.33%	1.15%	1.15%

Portfolio turnover rate	31.33%	29.10%	27.02%	95.12%	16.35%

Portfolio Turnover is calculated for the Fund as a whole.

	Small/Mid Cap Core Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2015	2014	2013	2012	2011
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$16.61	$13.45	$11.50	$11.61	$9.46

Income from investment operations:
Net investment loss	(0.09)	(0.12)	—	(0.09)	(0.05)
Net realized and unrealized gains (losses) on investments	1.91	3.28	1.99	(0.02)	2.20
Total from investment operations	1.82	3.16	1.99	(0.11)	2.15

Less distributions:
Dividends from net investment income	—	—	(0.04)	—	—
Dividends from net realized gains	(1.12)	—	—	—	—
Total distributions	(1.12)	—	(0.04)	—	—

Net asset value, end of year	$17.31	$16.61	$13.45	$11.50	$11.61

Total return	11.19%	23.49%	17.32%	-0.95%	22.73%

Supplemental data and ratios:
Net assets, end of year	$37,978,078	$32,592,001	$40,621,412	$47,944,286	$42,748,789

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.58%	1.60%	1.66%	1.74%	1.71%
After expense reimbursement (recapture) and securities lending credit	1.59%	1.59%	1.59%	1.59%	1.59%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.62%	-0.62%	0.01%	-0.82%	-0.66%
After expense reimbursement (recapture) and securities lending credit	-0.63%	-0.61%	0.08%	-0.67%	-0.54%

Portfolio turnover rate	96.24%	241.55%	143.14%	245.95%	44.75%

Portfolio Turnover is calculated for the Fund as a whole.

	World ex-US Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2015	2014	2013	2012	2011
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$8.89	$8.05	$7.54	$8.39	$8.01

Income from investment operations:
Net investment income	0.18	0.07	0.08	0.12	0.11
Net realized and unrealized gains (losses) on investments	(0.24)	0.85	0.49	(0.88)	0.40
Total from investment operations	(0.06)	0.92	0.57	(0.76)	0.51

Less distributions:
Dividends from net investment income	(0.13)	(0.08)	(0.06)	(0.09)	(0.13)
Total distributions	(0.13)	(0.08)	(0.06)	(0.09)	(0.13)

Net asset value, end of year	$8.70	$8.89	$8.05	$7.54	$8.39

Total return	-0.68%	11.47%	7.53%	-8.92%	6.48%

Supplemental data and ratios:
Net assets, end of year	$228,832,175	$238,149,375	$197,252,920	$185,300,082	$269,702,069

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.55%	1.60%	1.66%	1.66%	1.50%
After expense reimbursement (recapture) and securities lending credit	1.59%	1.59%	1.59%	1.59%	1.50%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.04%	0.94%	0.93%	1.11%	1.34%
After expense reimbursement (recapture) and securities lending credit	2.00%	0.95%	1.00%	1.18%	1.34%

Portfolio turnover rate	61.84%	75.22%	75.34%	164.90%	47.34%

Portfolio Turnover is calculated for the Fund as a whole.

	Opportunistic Equity Fund
	Service
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$13.42	$11.27	$9.86	$10.00

Income from investment operations:
Net investment income (loss)	0.04	0.04	0.03	(0.02)
Net realized and unrealized gains (losses) on investments	1.60	2.79	1.40	(0.12)
Total from investment operations	1.64	2.83	1.43	(0.14)

Less distributions:
Dividends from net investment income	(0.06)	(0.03)	(0.02)	—
Dividends from net realized gains	(2.25)	(0.65)	—	—
Total distributions	(2.31)	(0.68)	(0.02)	—

Net asset value, end of year	$12.75	$13.42	$11.27	$9.86

Total return	12.61%	25.20%	14.56%	-1.40%

Supplemental data and ratios:
Net assets, end of year	$73,803,768	$72,351,978	$87,142,873	$114,222,234

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.57%	1.58%	1.63%	1.63%
After expense reimbursement (recapture) and securities lending credit	1.56%	1.59%	1.60%	1.60%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.25%	0.27%	0.26%	-0.19%
After expense reimbursement (recapture) and securities lending credit	0.26%	0.26%	0.29%	-0.16%

Portfolio turnover rate	59.70%	59.12%	78.58%	91.59%

Portfolio Turnover is calculated for the Fund as a whole.

	Global Real Return Fund
	Service
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.24	$9.42	$9.40	$10.00

Income from investment operations:
Net investment income	0.09	0.09	0.08	0.07
Net realized and unrealized gains (losses) on investments	(1.01)	(0.20)	0.02	(0.59)
Total from investment operations	(0.92)	(0.11)	0.10	(0.52)

Less distributions:
Dividends from net investment income	(0.07)	(0.07)	(0.08)	(0.08)
Return of capital	(0.01)	—	—	—*
Total distributions	(0.08)	(0.07)	(0.08)	(0.08)

Net asset value, end of year	$8.24	$9.24	$9.42	$9.40

Total return	-9.95%	-1.19%	1.05%	-5.09%

Supplemental data and ratios:
Net assets, end of year	$53,893,248	$64,372,000	$70,779,787	$103,580,116

Ratio of expenses to average net assets(1)
Before expense reimbursement (recapture) and securities lending credit	1.44%	1.41%	1.45%	1.47%
After expense reimbursement (recapture) and securities lending credit	0.94%	1.18%	1.37%	1.44%

Ratio of net investment income to average net assets(2)
Before expense reimbursement (recapture) and securities lending credit	0.48%	0.75%	0.76%	0.72%
After expense reimbursement (recapture) and securities lending credit	0.98%	0.98%	0.84%	0.75%

Portfolio turnover rate	33.46%	36.72%	35.26%	55.11%

Portfolio Turnover is calculated for the Fund as a whole.
1	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
2
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share.

	Core Fixed Income Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2015	2014	2013	2012	2011
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.39	$9.88	$9.78	$9.36	$9.10

Income from investment operations:
Net investment income	0.10	0.11	0.11	0.17	0.21
Net realized and unrealized gains (losses) on investments	0.33	(0.25)	0.24	0.42	0.29
Total from investment operations	0.43	(0.14)	0.35	0.59	0.50

Less distributions:
Dividends from net investment income	(0.12)	(0.14)	(0.15)	(0.17)	(0.24)
Dividends from net realized gains	(0.01)	(0.03)	(0.10)	—	—
Return of capital	—	(0.18)	—	—	—
Total distributions	(0.13)	(0.35)	(0.25)	(0.17)	(0.24)

Net asset value, end of year	$9.69	$9.39	$9.88	$9.78	$9.36

Total return	4.64%	-1.33%	3.55%	6.35%	5.58%

Supplemental data and ratios:
Net assets, end of year	$236,819,684	$231,285,162	$281,180,497	$435,281,520	$581,940,962

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.29%	1.29%	1.30%	1.28%	1.25%
After expense reimbursement (recapture) and securities lending credit	1.29%	1.29%	1.29%	1.26%	1.24%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.11%	1.10%	1.02%	1.68%	2.23%
After expense reimbursement (recapture) and securities lending credit	1.11%	1.10%	1.03%	1.70%	2.24%

Portfolio turnover rate	185.11%	112.86%	213.80%	427.36%	485.40%

Portfolio Turnover is calculated for the Fund as a whole.

	Tax-Exempt Fixed Income Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2015	2014	2013	2012	2011
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.18	$11.70	$11.47	$10.67	$10.94

Income from investment operations:
Net investment income	0.32	0.34	0.33	0.37	0.36
Net realized and unrealized gains (losses) on investments	0.40	(0.52)	0.23	0.80	(0.26)
Total from investment operations	0.72	(0.18)	0.56	1.17	0.10

Less distributions:
Dividends from net investment income	(0.32)	(0.34)	(0.33)	(0.37)	(0.37)
Total distributions	(0.32)	(0.34)	(0.33)	(0.37)	(0.37)

Net asset value, end of year	$11.58	$11.18	$11.70	$11.47	$10.67

Total return	6.45%	-1.48%	4.93%	11.10%	0.89%

Supplemental data and ratios:
Net assets, end of year	$65,682,169	$63,429,577	$75,739,873	$81,408,890	$170,330,144

Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.38%	1.38%	1.36%	1.31%	1.29%
After expense reimbursement (recapture)	1.29%	1.29%	1.29%	1.29%	1.29%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	2.64%	2.90%	2.72%	3.16%	3.25%
After expense reimbursement (recapture)	2.73%	2.99%	2.79%	3.18%	3.25%

Portfolio turnover rate	33.29%	35.08%	30.36%	38.80%	38.01%

	Opportunistic Fixed Income Fund
	Service
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.93	$10.28	$9.70	$10.00

Income from investment operations:
Net investment income	0.33	0.35	0.36	0.34
Net realized and unrealized gains (losses) on investments	(0.29)	(0.43)	0.58	(0.31)
Total from investment operations	0.04	(0.08)	0.94	0.03

Less distributions:
Dividends from net investment income	(0.42)	(0.25)	(0.36)	(0.33)
Dividends from net realized gains	—	(0.02)	—	—
Total distributions	(0.42)	(0.27)	(0.36)	(0.33)

Net asset value, end of year	$9.55	$9.93	$10.28	$9.70

Total return	0.33%	-0.71%	9.64%	0.56%

Supplemental data and ratios:
Net assets, end of year	$151,883,107	$147,493,694	$150,493,389	$204,104,609

Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.66%	1.59%	1.61%	1.63%
After expense reimbursement (recapture)	1.55%	1.55%	1.55%	1.55%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	3.28%	3.51%	3.52%	3.49%
After expense reimbursement (recapture)	3.39%	3.55%	3.58%	3.57%

Portfolio turnover rate	39.66%	66.49%	101.49%	86.54%

Portfolio Turnover is calculated for the Fund as a whole.

	Strategic Asset Allocation Fund
	Service
	Year Ended March 31, 2015	Year Ended March 31, 2014		April 29, 20111 Through March 31, 2012
			Year Ended March 31, 2013

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.43	$10.26	$9.46	$10.00

Income from investment operations:
Net investment income	0.12	0.07	0.07	0.08
Net realized and unrealized gains (losses) on investments	0.38	1.38	0.80	(0.52)
Total from investment operations	0.50	1.45	0.87	(0.44)

Less distributions:
Dividends from net investment income	(0.13)	(0.06)	(0.07)	(0.10)
Dividends from net realized gains	(0.18)	(0.22)	—	—
Return of capital	—	—	—	—*
Total distributions	(0.31)	(0.28)	(0.07)	(0.10)

Net asset value, end of year	$11.62	$11.43	$10.26	$9.46

Total return	4.47%	14.20%	9.30%	-4.30%2

Supplemental data and ratios:
Net assets, end of year	$259,838,374	$288,401,436	$248,122,395	$144,649,234

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	1.00%	1.00%	1.04%	1.22%3
After expense reimbursement (recapture) and securities lending credit	0.95%	1.00%	1.00%	1.00%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	0.94%	0.61%	0.76%	1.12%3
After expense reimbursement (recapture) and securities lending credit	0.99%	0.61%	0.80%	1.34%3

Portfolio turnover rate	11.96%	30.35%	18.44%	14.40%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share.

	Tactical Constrained® Asset Allocation Fund
	Service
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 20111 Through March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.39	$10.44	$9.76	$10.00

Income from investment operations:
Net investment income	0.15	0.08	0.09	0.09
Net realized and unrealized gains (losses) on investments	0.46	1.01	0.71	(0.24)
Total from investment operations	0.61	1.09	0.80	(0.15)

Less distributions:
Dividends from net investment income	(0.16)	(0.08)	(0.09)	(0.09)
Dividends from net realized gains	(0.55)	(0.06)	(0.03)	—
Total distributions	(0.71)	(0.14)	(0.12)	(0.09)

Net asset value, end of year	$11.29	$11.39	$10.44	$9.76

Total return	5.42%	10.40%	8.25%	-1.43%2

Supplemental data and ratios:
Net assets, end of year	$174,138,417	$195,498,995	$228,905,423	$143,145,114

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	1.01%	1.02%	1.05%	1.25%3
After expense reimbursement (recapture) and securities lending credit	1.00%	1.00%	1.00%	1.00%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	1.17%	0.67%	0.94%	1.33%3
After expense reimbursement (recapture) and securities lending credit	1.18%	0.69%	0.99%	1.58%3

Portfolio turnover rate	38.36%	69.17%	67.22%	50.86%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

	Tactical Unconstrained® Asset Allocation Fund
	Service
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 20111
				Through
				March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.79	$10.27	$9.54	$10.00

Income from investment operations:
Net investment income	0.15	0.05	0.09	0.06
Net realized and unrealized gains (losses) on investments	0.17	0.70	0.78	(0.47)
Total from investment operations	0.32	0.75	0.87	(0.41)

Less distributions:
Dividends from net investment income	(0.15)	(0.05)	(0.10)	(0.05)
Dividends from net realized gains	(0.64)	(0.18)	(0.04)	—
Total distributions	(0.79)	(0.23)	(0.14)	(0.05)

Net asset value, end of year	$10.32	$10.79	$10.27	$9.54

Total return	3.08%	7.27%	9.15%	-4.09%2

Supplemental data and ratios:
Net assets, end of year	$480,492,438	$377,469,190	$310,316,243	$184,703,438

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	1.10%	1.10%	1.15%	1.32%3
After expense reimbursement (recapture) and securities lending credit	0.97%	1.10%	1.10%	1.10%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	1.30%	0.51%	0.90%	0.90%3
After expense reimbursement (recapture) and securities lending credit	1.43%	0.51%	0.95%	1.12%3

Portfolio turnover rate	214.84%	244.90%	195.89%	293.90%2
Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

	Absolute Return Asset Allocation Fund
	Service
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 20111
				Through
				March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.01	$10.17	$10.04	$10.00

Income from investment operations:
Net investment income	0.23	0.19	0.14	0.09
Net realized and unrealized gains (losses) on investments	0.02	(0.15)	0.13	0.01
Total from investment operations	0.25	0.04	0.27	0.10

Less distributions:
Dividends from net investment income	(0.22)	(0.20)	(0.13)	(0.06)
Dividends from net realized gains	—	—	(0.01)	—
Total distributions	(0.22)	(0.20)	(0.14)	(0.06)

Net asset value, end of year	$10.04	$10.01	$10.17	$10.04

Total return	2.47%	0.43%	2.71%	1.01%2

Supplemental data and ratios:
Net assets, end of year	$366,970,865	$449,186,398	$509,704,884	$238,654,697

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	1.11%	1.10%	1.13%	1.28%3
After expense reimbursement (recapture) and securities lending credit	0.93%	1.00%	1.10%	1.10%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	1.92%	1.64%	1.80%	1.54%3
After expense reimbursement (recapture) and securities lending credit	2.10%	1.74%	1.83%	1.72%3

Portfolio turnover rate	91.93%	134.44%	64.86%	136.33%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

	Multi-Asset Income Asset Allocation Fund
	Service
	Year	Year	August 31, 20121
	Ended	Ended	Through
	March 31, 2015	March 31, 2014	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.76	$10.58	$10.00

Income from investment operations:
Net investment income	0.36	0.38	0.22
Net realized and unrealized gains (losses) on investments	(0.05)	0.21	0.53
Total from investment operations	0.31	0.59	0.75

Less distributions:
Dividends from net investment income	(0.38)	(0.40)	(0.17)
Dividends from net realized gains	(0.07)	(0.01)	—
Total distributions	(0.45)	(0.41)	(0.17)

Net asset value, end of year	$10.62	$10.76	$10.58

Total return	3.01%	5.63%	7.55%2

Supplemental data and ratios:
Net assets, end of year	$140,497,937	$115,477,776	$73,269,622

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	1.14%	1.18%	1.33%3
After expense reimbursement (recapture) and securities lending credit	0.88%	0.88%	1.10%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	3.23%	3.66%	3.66%3
After expense reimbursement (recapture) and securities lending credit	3.49%	3.96%	3.89%3

Portfolio turnover rate	66.76%	100.40%	21.35%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

	Fixed Income Allocation Fund
	Service
	Year	Year	August 31, 20121
	Ended	Ended	Through
	March 31, 2015	March 31, 2014	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.64	$9.98	$10.00

Income from investment operations:
Net investment income	0.19	0.15	0.10
Net realized and unrealized gains (losses) on investments	0.13	(0.30)	(0.04)
Total from investment operations	0.32	(0.15)	0.06

Less distributions:
Dividends from net investment income	(0.19)	(0.16)	(0.08)
Dividends from net realized gains	—	(0.03)	—*
Total distributions	(0.19)	(0.19)	(0.08)

Net asset value, end of year	$9.77	$9.64	$9.98

Total return	3.32%	-1.47%	0.59%2

Supplemental data and ratios:
Net assets, end of year	$143,904,504	$213,499,393	$227,815,865

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	1.02%	1.01%	1.09%3
After expense reimbursement (recapture) and securities lending credit	0.92%	0.92%	1.03%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	1.72%	1.40%	1.78%3
After expense reimbursement (recapture) and securities lending credit	1.82%	1.49%	1.84%3

Portfolio turnover rate	22.67%	67.82%	18.75%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share.

	Altegris® Diversified Alternatives Allocation Fund
	Service
	Year	Year	August 31, 20121
	Ended	Ended	Through
	March 31, 2015	March 31, 2014	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.89	$10.00	$10.00

Income from investment operations:
Net investment income	0.20	0.26	0.03
Net realized and unrealized gains (losses) on investments	0.58	(0.11)	—
Total from investment operations	0.78	0.15	0.03

Less distributions:
Dividends from net investment income	(0.19)	(0.26)	(0.03)
Dividends from net realized gains	—	—*	—
Total distributions	(0.19)	(0.26)	(0.03)

Net asset value, end of year	$10.48	$9.89	$10.00

Total return	7.91%	1.50%	0.26%2

Supplemental data and ratios:
Net assets, end of year	$100,280,211	$128,520,824	$161,223,450

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture), fees waived and securities lending credit	0.94%	0.93%	0.72%3
After expense reimbursement (recapture), fees waived and securities lending credit	0.54%	0.53%	0.72%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture), fees waived and securities lending credit	1.40%	2.18%	0.47%3
After expense reimbursement (recapture), fees waived and securities lending credit	1.80%	2.58%	0.47%3

Portfolio turnover rate	19.66%	40.26%	16.16%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share.

Investment Advisor	AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520-2445

Legal Counsel	Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103

Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian (all Funds except Opportunistic Fixed Income Fund)	U.S. Bank N.A. Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212

Custodian (Opportunistic Fixed Income Fund)	The Bank of New York Mellon One Wall Street New York, NY 10286

Distributor	AssetMark BrokerageTM, LLC 1655 Grant Street, 10th Floor Concord, CA 94520-2445

Privacy Policy For AssetMark, Inc. and AssetMark Trust Company. Important Information. No action required.

We appreciate your business and the trust you have placed in us. Our privacy philosophy reflects the value of your trust. We are committed to protecting the personal data we obtain about you. Please know that we do not sell your personal data. In order to provide services or products to you, we may use your personal data. To further understand our Privacy Policy, please review the following details.

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We may collect your personal data to provide you with the products or services you requested. We may obtain it from your application, your transactions with us, and outside parties such as consumer reporting agencies. We may collect personal data about you to process transactions and to prevent fraud. Where required, we will obtain your consent before collecting it. The personal data may include:
•   Name, address and other personal Information
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We comply with Federal and State requirements related to the protection and use of your data. This means that we only share data where we are permitted or required to do so to provide services to you. We also may be required to obtain your authorization before disclosing certain types of personal data.
We may use your personal data in order to:
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We do not sell personal data about current or former customers or their accounts. We do not share your personal data with any affiliates or outside companies for marketing purposes. When affiliates or outside companies perform a service on our behalf, we may share your personal data with them solely in connection with providing those services. We require them to protect your personal data, and we only permit them to use your personal data to perform these services.
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We will send you a Privacy Policy each year while you are our customer. In the event we broaden our data sharing practices, we will send you a new Privacy Policy.

You are receiving this Privacy Policy because you are a Client of AssetMark and/or AssetMark Trust Company.

FOR MORE INFORMATION

You may obtain the following and other information on the Funds free of charge:
Statement of Additional Information (“SAI”) for GPS Funds I dated July 31, 2015, as revised October 9, 2015, and for GPS Funds II dated July 31, 2015:
The SAIs of GPS Funds I and GPS Funds II provide more details about each Fund’s policies and management.  GPS Funds I’s and GPS Funds II’s SAIs are incorporated by reference into this Prospectus.

Annual and Semi-Annual Report:
The annual and semi-annual reports provide (or will provide) additional information about each Fund’s investments, as well as the most recent financial reports and portfolio listings.  The annual report contains (or will contain) a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.
To receive any of these documents or a Prospectus of the Funds free of charge or to make inquiries or request additional information about the Funds, please contact us.
By Telephone:
(888) 278-5809

By Mail:
GPS Funds I / GPS Funds II
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Internet:
www.AssetMark.com

From the SEC:
You may review and obtain copies of GPS Funds I’s or GPS Funds II’s information (including the SAIs) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Prospectus
July 31, 2015, as revised October 9, 2015

GPS Funds I – 1940 Act File No. 811-10267
GuideMark® Large Cap Core Fund
GuideMark® Emerging Markets Fund
GuideMark® Small/Mid Cap Core Fund
GuideMark® World ex-US Fund
GuideMark® Opportunistic Equity Fund
GuideMark® Core Fixed Income Fund
GuideMark® Tax-Exempt Fixed Income Fund

GPS Funds II – 1940 Act File No. 811-22486
GuideMark® Global Real Return Fund
GuideMark® Opportunistic Fixed Income Fund
GuidePath® Strategic Asset Allocation Fund
GuidePath® Tactical Constrained® Asset Allocation Fund
GuidePath® Tactical Unconstrained® Asset Allocation Fund
GuidePath® Absolute Return Asset Allocation Fund
GuidePath® Multi-Asset Income Asset Allocation Fund
GuidePath® Fixed Income Allocation Fund
GuidePath® Altegris® Diversified Alternatives Allocation Fund

GuideMark® Funds
GuidePath® Funds

Prospectus

July 31, 2015, as revised October 9, 2015

GuideMark® Large Cap Core Fund (formerly known as GuideMark® Large Cap Growth Fund) (Ticker: GILGX)

GuideMark® Emerging Markets Fund (formerly known as GuideMark® Large Cap Value Fund) (Ticker: GILVX)

GuideMark® Small/Mid Cap Core Fund (Ticker: GISMX)

GuideMark® World ex-US Fund (Ticker: GIWEX)

GuideMark® Opportunistic Equity Fund (Ticker: GIOEX)

GuideMark® Global Real Return Fund (Ticker: GIGLX)

GuideMark® Core Fixed Income Fund (Ticker: GICFX)

GuideMark® Tax-Exempt Fixed Income Fund (Ticker: GITFX)

GuideMark® Opportunistic Fixed Income Fund (Ticker: GIOFX)

GuidePath® Strategic Asset Allocation Fund (Ticker: GISRX)

GuidePath® Tactical Constrained® Asset Allocation Fund (Ticker: GITTX)

GuidePath® Tactical Unconstrained® Asset Allocation Fund (Ticker: GITUX)

GuidePath® Absolute Return Asset Allocation Fund (Ticker: GIARX)

GuidePath® Multi-Asset Income Asset Allocation Fund (Ticker: GIMTX)

GuidePath® Fixed Income Allocation Fund (Ticker: GIXFX)

GuidePath® Altegris® Diversified Alternatives Allocation Fund (Ticker: GIAMX)

Institutional Shares

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents

SUMMARY SECTION	1
GUIDEMARK® LARGE CAP CORE FUND	1
GUIDEMARK® EMERGING MARKETS FUND	5
GUIDEMARK® SMALL/MID CAP CORE FUND	9
GUIDEMARK® WORLD EX-US FUND	13
GUIDEMARK® OPPORTUNISTIC EQUITY FUND	17
GUIDEMARK® GLOBAL REAL RETURN FUND	21
GUIDEMARK® CORE FIXED INCOME FUND	26
GUIDEMARK® TAX-EXEMPT FIXED INCOME FUND	31
GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND	36
GUIDEPATH® STRATEGIC ASSET ALLOCATION FUND	42
GUIDEPATH® TACTICAL CONSTRAINED® ASSET ALLOCATION FUND	47
GUIDEPATH® TACTICAL UNCONSTRAINED® ASSET ALLOCATION FUND	52
GUIDEPATH® ABSOLUTE RETURN ASSET ALLOCATION FUND	57
GUIDEPATH® MULTI-ASSET INCOME ASSET ALLOCATION FUND	62
GUIDEPATH® FIXED INCOME ALLOCATION FUND	68
GUIDEPATH® ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND	73
MORE INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS	79
FURTHER DETAILS ABOUT THE FUNDS	105
MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT	105
TEMPORARY DEFENSIVE POSITIONS	115
PORTFOLIO TURNOVER	115
DISCLOSURE OF PORTFOLIO HOLDINGS	116
MANAGEMENT OF THE FUNDS	116
VALUATION OF FUND SHARES	128
PURCHASING FUND SHARES	129
SELLING (REDEEMING) FUND SHARES	129
EXCHANGE PRIVILEGE	129
MARKET TIMING POLICY	130
DISTRIBUTION OF FUND SHARES	130
COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS	130
DIVIDENDS, DISTRIBUTIONS AND TAXES	131
OTHER INFORMATION	133
INDEX DESCRIPTIONS	134
FINANCIAL HIGHLIGHTS	137
PRIVACY POLICY	PP-1

SUMMARY SECTION

GUIDEMARK® LARGE CAP CORE FUND

Investment Objective
GuideMark® Large Cap Core Fund (formerly known as GuideMark® Large Cap Growth Fund) (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.17%
Total Annual Fund Operating Expenses(1)	0.62%

(1)
Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the decrease in the management fee payable by the Fund from 0.70% to 0.45% and an amendment to the Fund’s expense limitation agreement effective October 9, 2015.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.23% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  To the extent that derivatives have economic characteristics similar to the securities of large capitalization companies, they will be counted as such for purposes of the Fund’s 80% investment policy.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the Russell 1000® Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategies on April 1, 2011 and again on October 9, 2015.  The performance set forth below is mostly attributable to the previous investment strategies and different sub-advisors.

GUIDEMARK® LARGE CAP CORE FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of September 30, 2015) was -1.47%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	17.23%
Worst Quarter:	Quarter ended June 30, 2012	-6.18%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (April 29, 2011)
Large Cap Core Fund
Return Before Taxes	10.98%	11.19%
Return After Taxes on Distributions	10.82%	11.08%
Return After Taxes on Distributions and Sale of Fund Shares	6.35%	8.80%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)(1)	13.24%	14.18%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	13.05%	14.21%

(1) Effective October 9, 2015, consistent with changes in the Fund’s principal investment strategies, the Russell 1000® Index will replace the Russell 1000® Growth Index as the Fund’s primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Goldman Sachs Asset Management, L.P. (“GSAM”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with GSAM	Length of Service to the Fund

Khalid (Kal) Ghayur, CFA, FSIP	Managing Director	Since 2015
Ronan G. Heaney	Vice President	Since 2015
Stephen C. Platt, CFA	Vice President	Since 2015

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® EMERGING MARKETS FUND

Investment Objective
GuideMark® Emerging Markets Fund (formerly known as GuideMark® Large Cap Value Fund) (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.59%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.28%
Total Annual Fund Operating Expenses(1)	0.87%

(1)
Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the decrease in the management fee payable by the Fund from 0.70% to 0.59% and an amendment to the Fund’s expense limitation agreement effective October 9, 2015.

(2)	Other Expenses have been restated to reflect estimated amounts for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.33% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in securities and other instruments that provide exposure to emerging market countries.  For purposes of this policy, securities and other instruments that provide exposure to emerging market countries include: (i) securities issued by entities which are located, incorporated or have significant business activities in or are impacted by economic developments in developing or emerging market countries, (ii) securities denominated in, or linked to, currencies or interest rates of an emerging market country or countries, and (iii) derivatives or pooled structures (such as exchange-traded funds (“ETFs”)) that are linked to emerging markets.  The Fund considers emerging market countries to be those defined by the MSCI Emerging Markets Index. The Fund will, under normal circumstances, seek exposure to a minimum of three emerging market countries.

The Fund mainly invests in equity securities of issuers in emerging market countries.  The Fund’s investments in equity securities may include common stocks, unit stocks, stapled securities, ETFs and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.  The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the MSCI Emerging Markets Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.  Additionally, a Fund trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Foreign Securities Risk:  The risks of investing in foreign securities, ADRs and GDRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategies on April 1, 2011 and again on October 9, 2015.  The performance set forth below is mostly attributable to the previous investment strategies and different sub-advisors.

GUIDEMARK® EMERGING MARKETS FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of September 30, 2015) was -5.61%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	11.57%
Worst Quarter:	Quarter ended June 30, 2012	-4.05%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (April 29, 2011)
Emerging Markets Fund
Return Before Taxes	8.46%	12.79%
Return After Taxes on Distributions	8.01%	12.35%
Return After Taxes on Distributions and Sale of Fund Shares	5.16%	10.11%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)(1)	-1.82%	-3.28%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	13.45%	14.09%

(1) Effective October 9, 2015, consistent with changes in the Fund’s principal investment strategies, the MSCI Emerging Markets Index will replace the Russell 1000® Value Index as the Fund’s primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Goldman Sachs Asset Management, L.P. (“GSAM”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with GSAM	Length of Service to the Fund

Khalid (Kal) Ghayur, CFA, FSIP	Managing Director	Since 2015
Ronan G. Heaney	Vice President	Since 2015
Stephen C. Platt, CFA	Vice President	Since 2015

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® SMALL/MID CAP CORE FUND

Investment Objective
GuideMark® Small/Mid Cap Core Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.57%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses(1)	0.85%

(1)
Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the decrease in the management fee payable by the Fund from 0.75% to 0.57% and an amendment to the Fund’s expense limitation agreement effective October 9, 2015.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 96.24% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

The Fund may invest in derivatives such as futures, forwards and other similar instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   To the extent that derivatives have economic characteristics similar to the securities of small-to-medium capitalization companies, they will be counted as such for purposes of the Fund’s 80% investment policy.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the Russell 2500TM Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategies on April 1, 2011 and again on October 9, 2015.  The performance set forth below is mostly attributable to the previous investment strategies and different sub-advisors.

GUIDEMARK® SMALL/MID CAP CORE FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of September 30, 2015) was -6.37%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	14.57%
Worst Quarter:	Quarter ended September 30, 2014	-5.14%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (April 29, 2011)
Small/Mid Cap Core Fund
Return Before Taxes	8.65%	11.81%
Return After Taxes on Distributions	6.94%	11.28%
Return After Taxes on Distributions and Sale of Fund Shares	6.13%	9.28%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	7.07%	11.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Goldman Sachs Asset Management, L.P. (“GSAM”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with GSAM	Length of Service to the Fund

Khalid (Kal) Ghayur, CFA, FSIP	Managing Director	Since 2015
Ronan G. Heaney	Vice President	Since 2015
Stephen C. Platt, CFA	Vice President	Since 2015

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® WORLD EX-US FUND

Investment Objective
GuideMark® World ex-US Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.28%
Acquired Fund Fees and Expenses(2)	0.02%
Total Annual Fund Operating Expenses(1)	0.80%

(1)
Management Fees and “Total Annual Fund Operating Expenses have been restated to reflect the decrease in the management fee payable by the Fund from 0.70% to 0.50% and an amendment to the Fund’s expense limitation agreement effective October 9, 2015.

(2)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$82	$255	$444	$990

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 61.84% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.  The Fund invests primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed countries.  The Fund considers developed countries to be those defined by the MSCI World ex-US Index. The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.

The Fund’s investments in equity securities may include common stocks, unit stocks, stapled securities, exchange-traded funds (“ETFs”) and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary

Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.  The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.  To the extent that derivatives have economic characteristics similar to equity securities, they will be counted as such for purposes of the Fund’s 80% investment policy.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the MSCI World ex-US Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs, GDRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategies on April 1, 2011 and again on October 9, 2015.  The performance set forth below is mostly attributable to the previous investment strategies and different sub-advisors.

GUIDEMARK® WORLD EX-US FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of September 30, 2015) was -6.55%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	12.24%
Worst Quarter:	Quarter ended June 30, 2012	-6.91%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (April 29, 2011)
World ex-US Fund
Return Before Taxes	-4.63%	0.50%
Return After Taxes on Distributions	-4.98%	0.33%
Return After Taxes on Distributions and Sale of Fund Shares	-2.12%	0.56%
MSCI World ex-US Index(reflects no deduction for fees, expenses or taxes)(1)	-3.88%	2.63%
MSCI All Country World ex-US Index (reflects no deduction for fees, expenses or taxes)	-3.44%	1.26%

(1) Effective October 9, 2015, consistent with changes in the Fund’s principal investment strategies, the MSCI World ex-US Index will replace the MSCI All Country World ex-US Index as the Fund’s primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Goldman Sachs Asset Management, L.P. (“GSAM”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with GSAM	Length of Service to the Fund

Khalid (Kal) Ghayur, CFA, FSIP	Managing Director	Since 2015
Ronan G. Heaney	Vice President	Since 2015
Stephen C. Platt, CFA	Vice President	Since 2015

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® OPPORTUNISTIC EQUITY FUND

Investment Objective
GuideMark® Opportunistic Equity Fund (the “Fund”) seeks capital appreciation over the long-term, with a secondary objective of current income.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.22%
Total Annual Fund Operating Expenses(1)	1.02%
(1)
Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$104	$325	$563	$1,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.70% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

One of the Fund’s sub-advisors, Westfield Capital Management Company, L.P. (“Westfield”), utilizes an all-cap growth investment strategy.  The other two sub-advisors, Diamond Hill Capital Management, Inc. (“Diamond Hill”)

and River Road Asset Management, LLC (“River Road”), utilize all-cap value investment strategies.  The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s assets.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.

While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The Fund may invest up to 35% of its total assets in American Depositary Receipts (“ADRs”) and securities of foreign companies in both developed or emerging market countries.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

Each sub-advisor may maintain a significant cash position within its allocated portion of the Fund’s portfolio at times when the sub-advisor does not perceive an adequate number of attractive investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Management Risk:  An investment or allocation strategy used by the advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Derivatives Risk:  A derivative is a contract with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Non-Diversification Risk:  The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK® OPPORTUNISTIC EQUITY FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of September 30, 2015) was -5.42%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	13.78%
Worst Quarter:	Quarter ended June 30, 2012	-6.46%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (April 29, 2011)
Opportunistic Equity Fund
Return Before Taxes	11.17%	12.40%
Return After Taxes on Distributions	6.63%	10.70%
Return After Taxes on Distributions and Sale of Fund Shares	9.58%	9.67%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.56%	13.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Westfield, Diamond Hill and River Road are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Westfield	Length of Service to the Fund

William A. Muggia	President, Chief Executive Officer and Chief Investment Officer	Since 2011
Ethan J. Meyers, CFA	Managing Partner	Since 2011
John M. Montgomery	Chief Operating Officer, Managing Partner and Portfolio Strategist	Since 2011
Hamlen Thompson	Managing Partner	Since 2011
Bruce N. Jacobs, CFA	Managing Partner	Since 2011

Portfolio Manager	Position with Diamond Hill	Length of Service to the Fund

Rick Snowdon, CFA	Portfolio Manager	Since 2013
Austin Hawley, CFA	Portfolio Manager and Co-Chief Investment Officer	Since 2013

Portfolio Manager	Position with River Road	Length of Service to the Fund

Henry W. Sanders III, CFA	Executive Vice President, Senior Portfolio Manager	Since 2013
Thomas S. Forsha, CFA	Co-Chief Investment Officer, Portfolio Manager	Since 2013
James C. Shircliff, CFA	Chief Investment Officer	Since 2013

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® GLOBAL REAL RETURN FUND

Investment Objective
GuideMark® Global Real Return Fund (the “Fund”) seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.21%
Acquired Fund Fees and Expenses(1)	0.46%
Total Annual Fund Operating Expenses(1)(2)	1.32%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
Effective April 23, 2014, AssetMark, Inc., the investment adviser to the Fund (“AssetMark” or the “Advisor”) implemented a voluntary 0.10% waiver of its 0.65% Management Fee, and the waived Management Fees cannot later be recouped by AssetMark.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the voluntary fee waiver.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$134	$418	$723	$1,590

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.46% of the average value of its portfolio.

Principal Investment Strategies of the Fund
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in exchange-traded products (“ETPs”) that provide exposure to four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, real estate investment trusts (“REITs”) and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETPs, including exchange-traded funds (“ETFs”), commodity pools or trusts and/or passively managed index funds (“Underlying Funds”), and may also invest directly in securities and other ETPs, such as exchange-traded notes (“ETNs”).  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.  The Fund, through its investments in ETPs, will generally invest at least 20% of its assets in securities of issuers economically tied to countries other than the United States and will generally hold securities of issuers economically tied to at least 10 countries, including the United States.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investments in Underlying Funds provide exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries.  The Underlying Funds, or the Fund, may invest in commodity-linked or commodity index-linked derivative instruments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. Treasury Inflation Protected Securities (“TIPS”) as well as foreign currency-denominated inflation-protected securities.

The Fund’s basic strategic target allocation mix is approximately as follows: 20% commodities, 35% natural resource equities, 15% real estate, and 30% inflation-protected debt securities.  Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.

Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Pooled Investment Vehicle Risk:  Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments.

Energy Sector Risk:  Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.
Metal and Mining Sector Risk:  The metals and mining sector can be significantly affected by events relating to international political and economic developments, energy conservation, resource availability, the success of exploration projects, commodity prices, and tax and other government regulations.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Credit Risk:  Individual issues of fixed income securities, such as ETNs, may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK® GLOBAL REAL RETURN FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of September 30, 2015) was -14.11%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.74%
Worst Quarter:	Quarter ended June 30, 2013	-7.56%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (April 29, 2011)
Global Real Return Fund
Return Before Taxes	-6.27%	-4.01%
Return After Taxes on Distributions	-6.64%	-4.39%
Return After Taxes on Distributions and Sale of Fund Shares	-3.33%	-3.02%
Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	3.64%	2.62%
Global Real Return Blended Index (reflects no deduction for fees, expenses or taxes)	-0.86%	-0.69%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  SSGA Funds Management, Inc. (“SSGA FM”) is the sub-advisor for the Fund.

Portfolio Managers: The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager	Position with SSGA FM	Length of Service to the Fund

Robert Guiliano	Vice President and Senior Portfolio Manager	Since 2011
Michael Martel	Vice President and Senior Portfolio Manager	Since 2014
John Gulino, CFA	Vice President and Portfolio Manager	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® CORE FIXED INCOME FUND

Investment Objective
GuideMark® Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with low volatility of principal.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.20%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses(1)	0.72%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$74	$230	$401	$894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 185.11% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

The Fund may buy and sell certain types of exchange-traded and over-the-counter derivative instruments for duration and risk management purposes and otherwise in pursuit of the Fund’s investment objective.  The types of derivatives in which the Fund may invest include, but are not limited to, futures contracts, swaps agreements and options.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Changing Fixed Income Market Conditions:  Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK® CORE FIXED INCOME FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of September 30, 2015) was 0.70%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2012	2.12%
Worst Quarter:	Quarter ended June 30, 2013	-2.79%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (April 29, 2011)
Core Fixed Income Fund
Return Before Taxes	5.34%	3.38%
Return After Taxes on Distributions	4.41%	2.40%
Return After Taxes on Distributions and Sale of Fund Shares	3.04%	2.23%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	3.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark or the “Advisor”) is the investment advisor for the Fund.  Wellington Management Company LLP (“Wellington Management”) and Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund

Campe Goodman, CFA	Senior Managing Director and Fixed Income Portfolio Manager	Since 2012
Joseph F. Marvan, CFA	Senior Managing Director and Fixed Income Portfolio Manager	Since 2012
Lucius T. Hill, III	Senior Managing Director and Fixed Income Portfolio Manager	Since 2012

Portfolio Manager	Position with BHMS	Length of Service to the Fund

David R. Hardin	Managing Director and Portfolio Manager	Since 2010
John S. Williams, CFA	Managing Director and Portfolio Manager	Since 2010
Deborah A. Petruzzelli	Managing Director and Portfolio Manager	Since 2010
Scott McDonald, CFA	Managing Director and Portfolio Manager	Since 2010
Mark C. Luchsinger, CFA	Managing Director and Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® TAX-EXEMPT FIXED INCOME FUND

Investment Objective
GuideMark® Tax-Exempt Fixed Income Fund (the “Fund”) seeks to provide current income exempt from federal income tax.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.78%
Amount of Fee Waiver and/or Expense Reimbursement(1)	-0.09%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)(1)	0.69%
(1)
AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2016, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.69% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2016 unless the Board of Trustees consents to an earlier revision or termination. Expenses have been restated to reflect current fees.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$70	$240	$424	$958

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.29% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the alternative minimum tax (“AMT”).

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature within three to ten years.  Long-term municipal securities generally mature some time after ten years.  The average dollar-weighted portfolio maturity of the portfolio is expected to be maintained between three and fifteen years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow the sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Municipal Securities Risk:  The Fund is subject to municipal securities risks.  The ability of the Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Fund invests could negatively impact the Fund.

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

Changing Fixed Income Market Conditions:  Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

Tax Risk:  Because interest income on municipal obligations normally is not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Some income may be subject to the federal AMT that applies to certain investors.

Maturity Risk:  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that the Fund would like to buy or sell the security.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK® TAX-EXEMPT FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was 1.24%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2009	7.53%
Worst Quarter:	Quarter ended December 31, 2010	-4.65%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Five Years	Ten Years
Tax-Exempt Fixed Income Fund – Service Shares
Return Before Taxes	8.57%	4.32%	3.45%
Return After Taxes on Distributions	8.52%	4.29%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares	6.08%	4.03%	3.20%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	9.05%	5.16%	4.74%

1.
Institutional Shares of the Fund have not commenced operations as of the date of this Prospectus.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Delaware Investments Fund Advisers (“DIFA”) and Nuveen Asset Management, LLC (“NAM”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with DIFA	Length of Service to the Fund

Joseph Baxter	Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager	Since 2006
Stephen Czepiel	Senior Vice President and Senior Portfolio Manager	Since 2006
Gregory Gizzi	Senior Vice President and Senior Portfolio Manager	Since 2012

Portfolio Manager	Position with NAM	Length of Service to the Fund

Martin J. Doyle, CFA	Managing Director and Director of SMA Portfolio Management	Since 2006
John V. Miller, CFA	Managing Director and Co-Head of Fixed Income	Since 2006
Michael J. Sheyker, CFA	Senior Vice President and Portfolio Manager	Since 2006

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions primarily are exempt from regular federal income tax.  A portion of these distributions, however, may be subject to the federal AMT and state and local taxes.  The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND

Investment Objective
The GuideMark® Opportunistic Fixed Income Fund (the “Fund”) seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.39%
Total Annual Fund Operating Expenses	1.09%
Amount of Fee Waiver and/or Expense Reimbursement(2)	-0.13%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)	0.96%
(1)
Note that the amount of Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption) shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.

(2)
AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2016, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.95% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2016 unless the Board of Trustees consents to an earlier revision or termination. Expenses have been restated to reflect current fees.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$334	$588	$1,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.66% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments and government agencies throughout the world (including the

United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, inverse floater securities, interest-only and principal-only securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency-related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal circumstances, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related instruments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives, such as futures, forwards, options, swaps (including, among others, credit default swaps) and credit derivatives.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, durations or credit risks. The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.  At times, the unconstrained investment approach may lead the Fund to have sizable allocations to particular markets, sectors and industries, and to have a sizable exposure to certain economic factors, such as credit risk, currency risk or interest rate risk.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The Fund’s currency exposure will be actively managed and the sub-advisors will attempt to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the currency, equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Foreign Exchange Trading Risk:  The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Loan Risk:  Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Changing Fixed Income Market Conditions:  Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  The Fund may, from time to time, take concentrated positions in positions that may be susceptible to a sudden loss of liquidity, such as private placements, structured notes, collateralized debt obligations, collateralized loan obligations, bank loans, over-the-counter derivative contracts and other similar instruments.

Maturity Risk:  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Non-Diversification Risk:  The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of September 30, 2015) was -3.02%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.12%
Worst Quarter:	Quarter ended June 30, 2013	-3.13%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (April 29, 2011)
Opportunistic Fixed Income Fund
Return Before Taxes	1.02%	2.85%
Return After Taxes on Distributions	-0.95%	1.13%
Return After Taxes on Distributions and Sale of Fund Shares	0.62%	1.49%
Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)	0.48%	1.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Franklin Advisers, Inc. (“Franklin”), Loomis, Sayles & Co., L.P. (“Loomis Sayles”) and DoubleLine Capital LP (“DoubleLine”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Franklin	Length of Service to the Fund

Michael Hasenstab, Ph.D.	Executive Vice President	Since 2011
Christine Zhu	Portfolio Manager	Since 2014

Portfolio Manager	Position with Loomis Sayles	Length of Service to the Fund

Matthew Eagan, CFA	Vice President	Since 2011
Kevin Kearns	Vice President	Since 2011
Todd Vandam, CFA	Vice President	Since 2011

Portfolio Manager	Position with DoubleLine	Length of Service to the Fund

Jeffrey E. Gundlach	Chief Executive Officer	Since 2012
Philip A. Barach	President	Since 2012

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEPATH® STRATEGIC ASSET ALLOCATION FUND

Investment Objective
GuidePath® Strategic Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Acquired Fund Fees and Expenses(1)	0.56%
Total Annual Fund Operating Expenses(1)	0.97%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$99	$309	$536	$1,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.96% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The

Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, among various asset classes, including domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of total risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities (including cash equivalents).  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH® STRATEGIC ASSET ALLOCATION FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of September 30, 2015) was -6.45%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2013	7.56%
Worst Quarter:	Quarter ended September 30, 2014	-3.02%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (September 13, 2012)
Strategic Asset Allocation Fund – Institutional Shares
Return Before Taxes	2.87%	10.72%
Return After Taxes on Distributions	2.01%	9.91%
Return After Taxes on Distributions and Sale of Fund Shares	2.17%	8.27%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	4.71%	12.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Jeremiah H. Chafkin	Chief Investment Officer	Since 2014
Zoë Brunson, CFA	Senior Vice President	Since 2011
Gary Cox	Director of Portfolio Management	Since 2015
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEPATH® TACTICAL CONSTRAINED® ASSET ALLOCATION FUND

Investment Objective
GuidePath® Tactical Constrained® Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.17%
Acquired Fund Fees and Expenses(1)	0.69%
Total Annual Fund Operating Expenses(1)	1.11%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$113	$353	$612	$1,352

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.36% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced periodically as a result of asset class performance causing drift away from the targeted asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S.

Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH® TACTICAL CONSTRAINED® ASSET ALLOCATION FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of September 30, 2015) was -4.91%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended December 31, 2013	5.98%
Worst Quarter:	Quarter ended September 30, 2014	-2.20%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (September 13, 2012)
Tactical Constrained® Asset Allocation Fund
Return Before Taxes	4.20%	9.12%
Return After Taxes on Distributions	2.47%	7.81%
Return After Taxes on Distributions and Sale of Fund Shares	3.71%	6.85%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	4.71%	12.87%
Tactical Constrained Blended Index (reflects no deduction for fees, expenses or taxes)	3.89%	9.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Jeremiah H. Chafkin	Chief Investment Officer	Since 2014
Zoë Brunson, CFA	Senior Vice President	Since 2011
Gary Cox	Director of Portfolio Management	Since 2015
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEPATH® TACTICAL UNCONSTRAINED® ASSET ALLOCATION FUND

Investment Objective
GuidePath® Tactical Unconstrained® Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Acquired Fund Fees and Expenses(1)	0.51%
Total Annual Fund Operating Expenses(1)	1.02%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$104	$325	$563	$1,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 214.84% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange–traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S.

Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH® TACTICAL UNCONSTRAINED® ASSET ALLOCATION FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of September 30, 2015) was -5.83%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2013	6.66%
Worst Quarter:	Quarter ended September 30, 2014	-2.59%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (September 13, 2012)
Tactical Unconstrained® Asset Allocation Fund – Institutional Shares
Return Before Taxes	1.15%	7.21%
Return After Taxes on Distributions	-0.86%	5.62%
Return After Taxes on Distributions and Sale of Fund Shares	1.99%	5.26%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69%	18.61%
Tactical Unconstrained Blended Index (reflects no deduction for fees, expenses or taxes)	4.30%	11.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Jeremiah H. Chafkin	Chief Investment Officer	Since 2014
Zoë Brunson, CFA	Senior Vice President	Since 2011
Gary Cox	Director of Portfolio Management	Since 2015
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEPATH® ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective
The GuidePath® Absolute Return Asset Allocation Fund (the “Fund”) seeks to achieve consistent absolute positive returns over time regardless of the market environment.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Acquired Fund Fees and Expenses(1)	0.59%
Total Annual Fund Operating Expenses(1)	1.10%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 91.93% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH® ABSOLUTE RETURN ASSET ALLOCATION FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of September 30, 2015) was -0.51%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2014	2.00%
Worst Quarter:	Quarter ended June 30, 2013	-2.46%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (September 13, 2012)
Absolute Return Asset Allocation Fund – Institutional Shares
Return Before Taxes	3.36%	1.92%
Return After Taxes on Distributions	2.17%	0.68%
Return After Taxes on Distributions and Sale of Fund Shares	1.95%	0.97%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.03%	0.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Jeremiah H. Chafkin	Chief Investment Officer	Since 2014
Zoë Brunson, CFA	Senior Vice President	Since 2011
Gary Cox	Director of Portfolio Management	Since 2015
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEPATH® MULTI-ASSET INCOME ASSET ALLOCATION FUND

Investment Objective
GuidePath® Multi-Asset Income Asset Allocation Fund (the “Fund”) seeks to maximize current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.20%
Acquired Fund Fees and Expenses(1)	0.63%
Total Annual Fund Operating Expenses	1.18%
Amount of Fee Waiver and/or Expense Reimbursement	-0.05%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	1.13%
(1)
AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2016, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2016 unless the Board of Trustees consents to an earlier revision or termination. Expenses have been restated to reflect current fees.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$115	$370	$644	$1,427

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.76% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of asset classes.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

The Fund has broad flexibility to allocate its assets among a wide variety of debt and equity securities, real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).  As part of its principal investment strategy or for temporary defensive purposes, any portion of the Fund’s assets may also be invested in cash and cash equivalents.  The Fund may invest in such instruments directly or indirectly through its investment in Underlying Funds.  The Fund’s approach is flexible and allows the Advisor to shift the Fund’s allocations in response to changing market conditions.  As a result, the Fund may at times be invested in a single or multiple asset classes, markets or sectors.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  In attempting to achieve the Fund’s investment objective, the Advisor monitors and adjusts the Fund’s asset allocations as necessary.

The Fund may invest, directly or indirectly via the Underlying Funds, without limit in domestic and international fixed income securities.  The Fund’s fixed income allocation may include, but is not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund’s fixed income allocation may also include higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s fixed income allocation may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may invest, directly or indirectly, without limit in domestic and international equities (including American Depositary Receipts (“ADRs”)).  The Fund’s equity allocation may include both small- and large-capitalization companies and both growth and value stocks.  The Fund’s equity allocation may also include equity securities from emerging international markets, commodity-related securities and both domestic and international real estate securities.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Master Limited Partnership (MLP) Risk:  An MLP is a limited partnership, the interests of which are publicly traded.  An investment in an MLP is subject to interest rate risk, liquidity risk, commodity risk and regulatory risk.  Investors in an MLP (i.e., the Fund) may not be shielded from liability for the debts of the MLP to the same extent as shareholders of a corporation.  An investment in an MLP is also subject to the risk of changes in its tax treatment.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk:  The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Loan Risk:  Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Changing Fixed Income Market Conditions:  Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If an Underlying Fund invests in derivatives tied to fixed-income markets, the Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Underlying Fund experiences high redemptions because of these policy changes, the underlying Fund may experience increased portfolio turnover, which will increase the costs the Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH® MULTI-ASSET INCOME ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of September 30, 2015) was -4.80%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2014	3.91%
Worst Quarter:	Quarter ended June 30, 2013	-3.12%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (August 31, 2012)
Multi-Asset Income Asset Allocation Fund – Service Shares1
Return Before Taxes	4.07%	6.25%
Return After Taxes on Distributions	2.41%	4.66%
Return After Taxes on Distributions and Sale of Fund Shares	2.60%	4.21%
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	3.28%	12.93%
Multi-Asset Income Blended Index (reflects no deduction for fees, expenses or taxes)	4.45%	8.44%
1.
Institutional Shares of the Fund have not commenced operations as of the date of this Prospectus.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Jeremiah H. Chafkin	Chief Investment Officer	Since 2014
Zoë Brunson, CFA	Senior Vice President	Since 2012
Gary Cox	Director of Portfolio Management	Since 2015
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEPATH® FIXED INCOME ALLOCATION FUND

Investment Objective
GuidePath® Fixed Income Allocation Fund (the “Fund”) seeks to provide current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.17%
Acquired Fund Fees and Expenses(1)	0.44%
Total Annual Fund Operating Expenses(1)	0.86%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.67% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

Under normal circumstances, the Fund will invest substantially all of its assets in fixed income securities or investments that provide exposure to fixed income securities, including Underlying Funds.  An Underlying Fund will be considered to be “providing exposure to fixed income securities” for purposes of this policy if the Underlying Fund has a policy of investing at least 80% of its assets in fixed income securities or investments that provide exposure to fixed income securities.  The Fund may invest a portion of its remaining assets in cash equivalents and other money market securities.

The Fund’s assets are typically allocated, either directly or indirectly via the Underlying Funds, among various types of domestic and foreign fixed income securities.  These may include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund may invest, directly or indirectly, in higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s allocation decisions are based on different factors and analytical approaches, derived from allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Changing Fixed Income Market Conditions:  Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If an Underlying Fund invests in derivatives tied to fixed-income markets, the Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Underlying Fund experiences high redemptions because of these policy changes, the underlying Fund may experience increased portfolio turnover, which will increase the costs the Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S.

Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk:The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Loan Risk:  Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH® FIXED INCOME ALLOCATION FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of September 30, 2015) was -0.63%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2014	1.89%
Worst Quarter:	Quarter ended June 30, 2013	-3.10%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (September 13, 2012)
Fixed Income Allocation Fund
Return Before Taxes	4.30%	1.11%
Return After Taxes on Distributions	3.21%	0.09%
Return After Taxes on Distributions and Sale of Fund Shares	2.43%	0.41%
Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	1.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Jeremiah H. Chafkin	Chief Investment Officer	Since 2014
Zoë Brunson, CFA	Senior Vice President	Since 2012
Gary Cox	Director of Portfolio Management	Since 2015
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliated of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GUIDEPATH® ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND

Investment Objective
GuidePath® Altegris® Diversified Alternatives Allocation Fund (the “Fund”) seeks long-term capital appreciation with an emphasis on absolute returns and low correlation to the broader equity and fixed income markets.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.19%
Acquired Fund Fees and Expenses(1)	2.83%
Total Annual Fund Operating Expenses	3.17%
Amount of Fee Waiver and/or Expense Assumption(2)	-0.15%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)	3.02%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
AssetMark, Inc. (the “Advisor”) has contractually agreed through July 31, 2016 to: (i) waive its entire Management Fees, and (ii) waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.40% of average daily net assets.  Each agreement may not be terminated prior to July 31, 2016 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$305	$963	$1,646	$3,465

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.66% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds advised by the Fund’s sub-advisor, Altegris Advisors, LLC (“Altegris”), including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund, the Altegris®/ AACA Real Estate Long Short Fund and the Altegris® Fixed Income Long Short Fund.  The Fund may also invest directly in securities, other affiliated or unaffiliated mutual funds and exchange-traded products (“ETPs”), such as exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in Underlying Funds that pursue investment strategies that include, but are not limited to: a Macro Strategy, an Alternative Equity Strategy and an Alternative Fixed Income Strategy (each described below).  Additional strategies may be added over time. The Fund’s sub-advisor will use portfolio construction techniques to optimize the portfolio mix with specific consideration to the Fund’s objective.  The Fund’s portfolio will be reviewed and reallocated over time as the environment or characteristics of the portfolio change, additional Underlying Funds and strategies become available and/or underlying managers are changed within Underlying Funds and strategies.

Assets managed pursuant to an Alternative Equity Strategy may be invested in long or short positions in equity securities of domestic and foreign companies (including those located in emerging market countries) of any capitalization and in any style (from growth to value).  Assets under this strategy may be invested in common and preferred stocks (including Real Estate Investment Trusts (“REITs”)), stock warrants and rights and convertible debt securities.

Assets managed pursuant to an Alternative Fixed Income Strategy may be invested in a wide variety of long or short positions in domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps, and may also include convertible bonds or debt securities that provide stock options, warrants or other rights to acquire equity securities.

Assets managed pursuant to a Macro Strategy seek to react to or predict trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions.  A Macro Strategy may give the Fund exposure to emerging markets.  In addition, assets managed pursuant to a Macro Strategy may be invested primarily in swap contracts and structured notes providing the returns of reference assets such as securities of pooled investment vehicles, including commodity pools, as well as other types of swap contracts and structured notes.  They may also be invested in options, futures, forwards, and/or spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies or equity indices.

Certain Underlying Funds (including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund and the Altegris® Macro Strategy Fund) may gain exposure to certain strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, by investing up to 25% of its assets through a wholly-owned and controlled subsidiary (“Subsidiary”).  The Fund may invest substantially all of its assets in Underlying Funds that have Subsidiaries.

Certain Underlying Funds may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another NRSRO.

The Fund or the Underlying Funds may engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments.

Changing Fixed Income Market Conditions:  Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If an Underlying Fund invests in derivatives tied to fixed-income markets, the Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Underlying Fund experiences high redemptions because of these policy changes, the underlying Fund may experience increased portfolio turnover, which will increase the costs the Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Convertible Securities Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Maturity Risk: The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Pooled Investment Vehicle Risk:  Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Short Selling and Short Position Risk:  The Underlying Funds may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. The potential loss on an uncovered short is unlimited. Shorting will also result in higher transaction costs and may result in higher taxes.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

Wholly-Owned Subsidiary Risk:  A Subsidiary will not be subject to all of the investor protections of the Investment Company Act of 1940, as amended.  Changes in the laws of the United States and/or the Cayman Islands could affect the inability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders.  By investing in the Fund, you indirectly bear the expenses of the Subsidiary.  Furthermore, any income received from the Subsidiary’s investments in underlying pooled investment vehicles may be taxed at less favorable rates than capital gains.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH® ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of September 30, 2015) was 0.30%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended December 31, 2014	2.24%
Worst Quarter:	Quarter ended June 30, 2013	-1.20%

Average Annual Total Returns for Periods Ended December 31, 2014
	One Year	Since Inception (September 13, 2012)
Altegris® Diversified Alternatives Allocation Fund
Return Before Taxes	5.04%	2.72%
Return After Taxes on Distributions	4.04%	1.67%
Return After Taxes on Distributions and Sale of Fund Shares	2.86%	1.60%
HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses or taxes)	3.19%	6.13%1
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.03%	0.05%
1. HFRI Fund of Funds Composite Index since inception annualized returns data is only available for monthly periods. The since inception annualized return begins on August 31, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Altegris Advisors, LLC (“Altegris”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Altegris	Length of Service to the Fund

Robert J. Murphy, CFA, FRM, CAIA	Senior Vice President and Deputy Chief Investment Officer	Since 2014
Lara Magnusen, CAIA	Portfolio Manager and Portfolio Strategist	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

In the case of a Fund that has a policy of investing, under normal circumstances, either at least 80% or substantially all of its assets in a particular type of investment as of the time of purchase (a “Names Rule Policy”), the Fund’s Names Rule Policy may be changed without shareholder approval (except the Tax-Exempt Fixed Income Fund).  No change to a Fund’s Names Rule Policy will be made without a minimum of 60 days advance notice being provided to the shareholders of the Fund.  For purposes of a Fund’s Names Rule Policy, the Fund’s assets include net assets plus borrowings for investment purposes, if any.

GUIDEMARK® LARGE CAP CORE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® Large Cap Core Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  To the extent that derivatives have economic characteristics similar to the securities of large capitalization companies, they will be counted as such for purposes of the Fund’s 80% investment policy.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the Russell 1000® Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

GUIDEMARK® EMERGING MARKETS FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® Emerging Markets Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in securities and other instruments that provide exposure to emerging market countries.  For purposes of this policy, securities and other instruments that provide exposure to emerging market countries include: (i) securities issued by entities which are located, incorporated or have significant business activities in or are impacted by economic developments in developing or emerging market countries, (ii) securities denominated in, or linked to, currencies or interest rates of an emerging market country or countries, and (iii) derivatives or pooled structures (such as exchange-traded funds (“ETFs”)) that are linked to emerging markets.  The Fund considers emerging market countries to be those defined by the MSCI Emerging Markets Index.  The Fund will, under normal circumstances, seek exposure to a minimum of three emerging market countries.

The Fund mainly invests in equity securities of issuers in emerging market countries.  The Fund’s investments in equity securities may include common stocks, unit stocks, stapled securities, ETFs and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.  The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the MSCI Emerging Markets Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

GUIDEMARK® SMALL/MID CAP CORE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® Small/Mid Cap Core Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TMIndex.

The Fund may invest in derivatives such as futures, forwards and other similar instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  To the extent that derivatives have economic characteristics similar to the securities of small-to-medium capitalization companies, they will be counted as such for purposes of the Fund’s 80% investment policy.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the Russell 2500TM Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

GUIDEMARK® WORLD EX-US FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® World ex-US Fund is to provide capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.  The Fund invests primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed countries.  The Fund considers developed countries to be those defined by the MSCI World ex-US Index. The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.

The Fund’s investments in equity securities may include common stocks, unit stocks, stapled securities, exchange-traded funds (“ETFs”) and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.  The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.  To the extent that derivatives have economic characteristics similar to equity securities, they will be counted as such for purposes of the Fund’s 80% investment policy.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the MSCI World ex-US Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

GUIDEMARK® OPPORTUNISTIC EQUITY FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® Opportunistic Equity Fund is capital appreciation over the long-term, with a secondary objective of current income.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

The Fund may invest up to 35% of its total assets in ADRs and securities of foreign companies in both developed or emerging market countries.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s portfolio.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.  While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The sub-advisors may maintain significant cash positions when they do not identify sufficiently attractive investment opportunities within the equity markets.

In managing its allocated portion of the Fund’s portfolio, Westfield seeks to identify equity investments with attractive prospects for growth.  The sub-advisor applies a fundamental, bottom-up investment process combined with market trend analysis to construct an opportunistic, all-cap growth portfolio.  The sub-advisor constructs a concentrated, conviction-weighted portfolio that generally maintains broad limitations on industry and sector weightings in order to seek to manage risk.

In managing its allocated portion of the Fund’s portfolio, Diamond Hill utilizes an intrinsic value methodology focused on absolute returns.  To estimate a company’s intrinsic value, Diamond Hill concentrates on the fundamental economic drivers of the company’s business.  The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.  The sub-advisor also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors.  If the sub-advisor’s estimate of intrinsic value differs sufficiently from the current market price, the sub-advisor may view the company as an attractive investment opportunity.  The sub-advisor maintains an absolute return focus by not managing to a specific benchmark.  In constructing a portfolio of securities, the sub-advisor is not constrained by the sector or industry weights in the benchmark.  The sub-advisor relies on individual stock selection and discipline in the investment process to add value.  The highest portfolio security weights are assigned to companies where the sub-advisor has the highest level of conviction.

In managing its allocated portion of the Fund’s portfolio, River Road uses a proprietary research process to narrow the field of potential investments into a more refined working universe.  River Road then employs a value-driven, bottom-up approach that seeks to identify companies that they believe have certain characteristics including:

•	High, growing dividend yield
•	Financial strength
•	Priced at a discount to absolute value
•	Attractive business model
•	Shareholder-oriented management
•	Undiscovered, underfollowed, misunderstood companies

To manage risk, River Road employs a structured sell discipline and a strategy of balanced diversification.

GUIDEMARK® GLOBAL REAL RETURN FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® Global Real Return Fund seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in ETPs that provide exposure to four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, REITs and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETPs, including ETFs, commodity pools or trusts and/or passively managed index funds, and may also invest directly in securities and other exchange-traded products, such as ETNs.  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.  The Fund, through its investments in ETPs, will generally invest at least 20% of its assets in securities of issuers economically tied to countries other than the United States and will generally hold securities of issuers economically tied to at least 10 countries, including the United States.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investment in Underlying Funds provides exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries involved in mining, exploration, energy transportation and related materials or support.  The Underlying Funds, or the Fund, may invest in “commodity-linked” or “commodity index-linked” investments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.  The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.  The value of a commodity-linked investment is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets.

The Fund may seek exposure to the commodities markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices.  In some cases, the notes may have a principal protection feature that causes the note to terminate in the event of a significant decline in value.  These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.  The value of these notes will rise or fall in response to changes in the underlying commodity or related index.  These notes expose the Fund to movements in commodity prices.  These notes also are subject to risks, such as credit, market and interest rate risks, that generally affect the values of debt securities.  These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.  Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested.  The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through securities of REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).  Typically, the majority of such real estate companies’ assets, gross income or net profits are derived from development, ownership, leasing, financing, construction, management or sale of real estate.

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. TIPS as well as foreign currency-denominated inflation-protected securities.  TIPS are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation.  The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal.  TIPS are backed by the full faith and credit of the U.S. Government.  The Consumer Price Index for Urban Consumers may not adequately represent the inflation experience of all investors.

The Fund’s basic strategic target allocation mix, or the benchmark for its combination of investments in each asset class over time, will be approximately as follows: 20% Commodities, 35% Natural Resource Equity, 15% Real Estate, and 30% Inflation-Protected Debt Securities.

Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.  The sub-advisor’s tactical asset allocation process is designed to make a series of low-correlated tactical moves in a risk-controlled framework, meant to deliver performance above that of the basic strategic target allocation mix over an entire business cycle.  The sub-advisor combines output from quantitative models with qualitative insight, to implement the global tactical real return asset strategy within a disciplined three-step investment process that applies macroeconomic and financial valuation methods for asset class evaluation along with risk-controlled portfolio construction and cost-effective implementation.

The Fund’s investment in Underlying Funds and the percentage of the strategic target allocation mix may not directly correspond because each Underlying Fund may contain various subsets of an asset class (e.g., natural resources and commodities or related equities), and the percentages are subject to review and modification by the Fund’s sub-advisor.  Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.  The sub-advisor reviews the allocations on a regular basis and will adjust the allocations as the market and economic outlook changes.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  The Fund may replace Underlying Funds or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.  Although the Fund invests primarily in Underlying Funds, it may also invest in other types of securities, including open-end investment companies and cash equivalents such as money market funds.

GUIDEMARK® CORE FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  This objective is fundamental, meaning that it cannot be changed without shareholder approval.  The Fund will also seek capital appreciation.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.  The Fund intends to invest in the following types of fixed income securities:

•	Obligations issued or guaranteed by the U.S. Federal Government, U.S. Federal agencies or U.S. government sponsored corporations and agencies
•
Obligations of U.S. and non-U.S. corporations denominated in U.S. dollars such as mortgage bonds, convertible and non-convertible notes and debentures, preferred stocks, commercial paper, certificates of deposit and bankers acceptances used by industrial, utility, finance, commercial banking or bank holding company organizations.

•
Mortgage-backed and asset-backed securities (including adjustable rate mortgage loans, fixed rate mortgage loans, collateralized mortgage obligations, multiple class mortgage-backed securities, privately issued mortgage-backed securities and stripped mortgage-backed securities).

•
Obligations, including the securities of emerging market issuers, denominated in U.S. dollars of international agencies, supranational entities and foreign governments (or their subdivisions or agencies).

•	Obligations issued or guaranteed by U.S. local, city and state governments and agencies.
•	Zero Coupon, Deferred Interest, Pay-in-Kind and Capital Appreciation bonds.
•	Repurchase Agreements & Reverse Repurchase Agreements
•	To Be Announced (TBA)/When Issued (WI) Securities.
•	Securities offered pursuant to Rule 144A and Commercial Paper defined under Section 4(2) of the Securities Act of 1933.

The Fund may use exchange-traded and over-the-counter derivatives to manage or adjust the risk profile or duration exposure of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to, among other things, stocks, bonds, debt obligations, interest rates, currencies or currency exchange rates, and related indexes.  The use of these derivatives transactions may allow the Fund to obtain net long or net negative (short) exposure to selected interest rates, durations or credit risks.  The derivatives in which the Fund may invest include, but are not limited to, futures contracts (including, but not limited to, interest rate, credit and index futures), swap agreements (including, but not limited to, interest rate, total return, index and credit default swaps), options (such as interest rate/bond options and options on swaps), and “to-be-announced” securities.  The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.  The Fund’s investments in derivatives will be made in accordance with applicable regulatory requirements and limitations.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

GUIDEMARK® TAX-EXEMPT FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMark® Tax-Exempt Fixed Income Fund is to provide current income exempt from federal income tax. This objective is fundamental, meaning it cannot be changed without shareholder approval.  The other investment strategies described below (other than the 80% Policy) are not fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the AMT.

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.  Any tax-exempt interest income earned by the Fund will remain free from regular federal income tax when it is distributed, but may be subject to state and local taxation.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.  Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works.  Municipal securities are also issued to repay outstanding obligations, raise funds for general operating expenses and make loans for other public institutions and facilities.  Examples of municipal securities include:

•	Tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues
•	Municipal commercial paper and other short-term notes
•	Construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations
•
Participation interests in any of the above including municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies to the extent that they pay tax-exempt interest

•	Bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds
•	Variable rate securities
•	Municipal bonds and leases

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature between three and 10 years.  Long-term municipal securities generally mature some time after 10 years.  The average dollar weighted portfolio maturity of the portfolio is expected to be maintained between three and 15 years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.  While these enhancements may provide additional protection for the timely payment of interest or principal of a municipal security, they do not protect against decreases in the market value of the security or in the share price of the Fund.  Although the Fund is permitted to make taxable investments under the circumstances described under the heading entitled “Temporary Defensive Positions,” the Fund currently does not intend to generate income subject to regular federal income tax.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuideMark® Opportunistic Fixed Income Fund seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, inverse floater securities, interest-only and principal-only securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rate differentials.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal market conditions, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related investments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives.  The Fund uses derivatives to earn income and enhance returns, to manage or adjust the risk profile or duration exposure of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include, but are not limited to, futures contracts (including, but not limited to, treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and OTC options), swap agreements (including, but not limited to, interest rate, total return, index and credit default swaps), credit-linked securities, caps, floors, collars, structured notes, warrants and other derivative instruments.  The Fund may also invest in credit derivative products (such as credit default swap index products, loan credit default swaps, and asset-backed credit default swaps) to manage default risk and credit exposure.  The Fund’s investments in derivatives will be made in accordance with applicable regulatory requirements and limitations.

The Fund pursues its total return investment objective through both “long” and “short” investment and currency exposures.  The Fund obtains long investment exposures through direct investments as well as derivative investments; and the Fund’s short exposures are obtained mainly through derivatives.  A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index.  A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index.  The Fund’s use of derivatives may have a leveraging effect.  However, the Fund will maintain sufficient liquid assets to cover its obligations under derivative contracts.  Through its use of derivatives, the notional value of its combined long and short exposures for investment purposes may exceed the Fund’s net asset value (generally up to a significant percentage of the Fund’s assets on both a long and short basis), however, derivatives primarily used for duration management and short term investments such as cash and money market instruments are not subject to this limit.  The Fund’s total exposures may be higher or lower at any given time.  The Fund’s strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The sub-advisors actively manage the Fund’s currency exposure and attempts to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.  The Fund may invest in currencies directly or through a broad range of foreign currency derivatives.

The Fund is not a money market, stable net asset value, cash alternative, or a traditional long-only fixed income fund.  The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing in global fixed income markets.  While the sub-advisor will seek to manage the Fund’s volatility and overall risk exposure in a prudent manner, it is possible that the Fund may exhibit negative returns in any particular month, quarter or year.  Nonetheless, the Fund’s portfolio managers will carefully manage overall risk and will add risk when appropriately compensated by additional return.

The Fund is classified as a non-diversified investment company, which means that it may invest in a limited number of issuers, and therefore, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.  The Fund expects to engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

GUIDEPATH® STRATEGIC ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePath® Strategic Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchanged-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities; securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

The Fund’s main strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities, including cash equivalents.  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

GUIDEPATH® TACTICAL CONSTRAINED® ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePath® Tactical Constrained® Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

GUIDEPATH® TACTICAL UNCONSTRAINED® ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePath® Tactical Unconstrained® Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to allow the Advisor broad flexibility to seek to take advantage of shorter-term opportunities to increase returns or to aggressively mitigate risks, through tactical, and potentially frequent, allocation shifts among asset classes.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding capital market expectations, the economic outlook, and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek the maximum total return, while maintaining diversification and limiting risk and volatility.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

GUIDEPATH® ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePath® Absolute Return Asset Allocation Fund seeks to achieve consistent absolute positive returns over time regardless of the market environment.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  Using qualitative and quantitative techniques, the Fund’s assets may be oriented more or less toward alternative investments, or toward various types of opportunistic investments.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

GUIDEPATH® MULTI-ASSET INCOME ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePath® Multi-Asset Income Asset Allocation Fund seeks to maximize current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of asset classes.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Fund has broad flexibility to allocate its assets among a wide variety of debt and equity securities, REITs and MLPs.  As part of its principal investment strategy or for temporary defensive purposes, any portion of the Fund’s assets may also be invested in cash and cash equivalents.  The Fund may invest in such instruments directly or indirectly through its investment in Underlying Funds.  The Fund’s approach is flexible and allows the Advisor to shift the Fund’s allocations in response to changing market conditions.  As a result, the Fund may at times be invested in a single or multiple asset classes, markets or sectors.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  In attempting to achieve the Fund’s investment objective, the Advisor monitors and adjusts the Fund’s asset allocations as necessary.

The Fund may invest, directly or indirectly via the Underlying Funds, without limit in domestic and international fixed income securities.  The Fund’s fixed income allocation may include, but is not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund’s fixed income allocation may also include higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s fixed income allocation may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may invest, directly or indirectly, without limit in domestic and international equities (including ADRs).  The Fund’s equity allocation may include both small- and large-capitalization companies and both growth and value stocks.  The Fund’s equity allocation may also include equity securities from emerging international markets, commodity-related securities and both domestic and international real estate securities.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

The derivative instruments in which the Underlying Funds may take positions include fixed income and/or currency futures, forwards, options, swaps (including, among others, credit default swaps), credit derivatives and similar instruments.  The Underlying Funds may enter into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  These instruments may include currency and cross-currency forwards, currency and cross-currency swaps, and currency index futures contracts.

GUIDEPATH® FIXED INCOME ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePath® Fixed Income Allocation Fund seeks to provide current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

Under normal circumstances, the Fund will invest substantially all of its assets in fixed income securities or investments that provide exposure to fixed income securities, including Underlying Funds.  An Underlying Fund will be considered to be “providing exposure to fixed income securities” for purposes of this policy if the Underlying Fund has a policy of investing at least 80% of its assets in fixed income securities or investments that provide exposure to fixed income securities.  The Fund may invest a portion of its remaining assets in cash equivalents and other money market securities.

The Fund’s assets are typically allocated, either directly or indirectly via the Underlying Funds, among various types of domestic and foreign fixed income securities.  These may include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund may invest, directly or indirectly, in higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s allocation decisions are based on different factors and analytical approaches, derived from allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

The derivative instruments in which the Underlying Funds may take positions include fixed income and/or currency futures, forwards, options, swaps (including, among others, credit default swaps), credit derivatives and similar instruments.  The Underlying Funds may enter into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  These instruments may include currency and cross-currency forwards, currency and cross-currency swaps, and currency index futures contracts.

GUIDEPATH® ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePath® Altegris® Diversified Alternatives Allocation Fund seeks long-term capital appreciation with an emphasis on absolute returns and low correlation to the broader equity and fixed income markets.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds advised by the Fund’s sub-advisor, Altegris, including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund, the Altegris®/AACA Real Estate Long Short Fund and the Altegris® Fixed Income Long Short Fund.  The Fund may also invest directly in securities, other affiliated or unaffiliated mutual funds and ETPs, such as ETFs and ETNs.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in Underlying Funds that pursue investment strategies that include, but are not limited to: a Macro Strategy, an Alternative Equity Strategy and an Alternative Fixed Income Strategy (each described below).  Additional strategies may be added over time.  The Fund’s sub-advisor will use portfolio construction techniques to optimize the portfolio mix with specific consideration to the Fund’s objective.  The Fund’s portfolio will be reviewed and reallocated over time as the environment or characteristics of the portfolio change, additional Underlying Funds and strategies become available and/or underlying managers are changed within Underlying Funds and strategies.

Assets managed pursuant to an Alternative Equity Strategy may be invested in long or short positions in equity securities of domestic and foreign companies (including those located in emerging market countries) of any capitalization and in any style (from growth to value).  Assets under this strategy may be invested in common and preferred stocks (including Real Estate Investment Trusts (“REITs”)), stock warrants and rights and convertible debt securities.

Assets managed pursuant to an Alternative Fixed Income Strategy may be invested in a wide variety of long or short positions in domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps, and may also include convertible bonds or debt securities that provide stock options, warrants or other rights to acquire equity securities.

Assets managed pursuant to a Macro Strategy seek to react to or predict trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions.  A Macro Strategy may give the Fund exposure to emerging markets.  In addition, assets managed pursuant to a Macro Strategy may be invested primarily in swap contracts and structured notes providing the returns of reference assets such as securities of pooled investment vehicles, including commodity pools, as well as other types of swap contracts and structured notes.  They may also be invested in options, futures, forwards, and/or spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies or equity indices.

Certain Underlying Funds (including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund and the Altegris® Macro Strategy Fund) may gain exposure to certain strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, by investing up to 25% of its assets through a Subsidiary.  The Fund may invest substantially all of its assets in Underlying Funds that have Subsidiaries.

Certain Underlying Funds may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another NRSRO.

The Fund or the Underlying Funds may engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

FURTHER DETAILS ABOUT THE FUNDS

Cash and Short-Term Investments.  Each Fund may from time to time have a portion of its assets invested in money market mutual funds, cash and short-term, high-quality money market investments.  The Funds may invest in money market investments while waiting to invest cash received from purchases of Fund shares, the sale of portfolio securities or other sources.  Money market investments purchased by a Fund will be rated in one of the four highest ratings categories by an NRSRO.  Under normal circumstances, each Fund may hold cash or money market securities such as money market mutual funds, commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (such as U.S. Treasury obligations) and repurchase agreements.

Investments in Other Investment Companies and Exchange-Traded Funds.  Each Fund may invest in other investment companies (including business development companies), ETFs and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity.  A Fund’s investments in shares of other investment companies (including certain ETFs) are limited by the federal securities laws and regulations governing mutual funds.  The Fund’s investments in securities of other investment companies, including ETFs, may result in the duplication of certain fees and expenses.

Ordinarily, the 1940 Act prohibits a mutual fund from buying more than 3% of the shares of any other single mutual fund, investing more than 5% of its assets in any other single mutual fund, or investing more than 10% of its assets in other mutual funds generally.  However, GPS Funds I and GPS Funds II (each a “Trust” and, together, the “Trusts”) may rely on provisions of the 1940 Act that permit a Fund to operate as a fund of funds that invests in underlying mutual funds, along with certain other investments.  Additionally, the Trusts and certain unaffiliated Underlying Funds (including ETFs) have obtained exemptive orders from the SEC that each permit a Fund or Funds to acquire securities of other investment companies in excess of the percentage limits of the 1940 Act.  Each Fund that invests in Underlying Funds may choose to rely from time to time on the provisions of the 1940 Act, the Funds’ exemptive order and/or exemptive orders obtained by Underlying Funds.

Investments in Affiliated Underlying Funds.  Each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). For example, each Fund may invest in Underlying Funds that are advised by Altegris (an affiliate of the Advisor), including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund and the Altegris® Fixed Income Long Short Fund and the Altegris®/AACA Real Estate Long Short Fund. Because the Advisor and/or its affiliates receive asset-based fees for providing services to the affiliated Underlying Funds, the Funds’ investments in such affiliated Underlying Funds would benefit the Advisor and/or its affiliates. Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Funds’ assets.

Liquidity of Investments.  Adverse market developments or unfavorable investor perceptions may cause the securities held by an Underlying Fund, or the Underlying Fund itself, to become less liquid.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund or an Underlying Fund may have to accept a lower price or may not be able to sell the security at all.  An inability to sell a security can adversely affect a Fund’s or an Underlying Fund’s value or prevent a Fund or an Underlying Fund from being able to take advantage of other investment opportunities.  Additionally, in order to meet redemption requests, a Fund or an Underlying Fund may be forced to sell liquid securities at an unfavorable time and in unfavorable conditions causing a loss to the Fund or Underlying Fund.

Proprietary Methodologies. GSAM and its affiliates may manage, develop, own and operate stock and other indexes which are based on the same, or substantially similar, proprietary rules-based methodologies (“Proprietary Methodologies”) as those that are used to manage the GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund and GuideMark® World ex-US Fund.  Changes to the Proprietary Methodologies are subject to certain internal approvals that may delay the implementation of such changes for a Fund.  GSAM also may, in its discretion, make investment decisions based on market or other events that deviate from the Proprietary Methodologies.

Contractual Arrangements. The Trusts enter into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Advisor, sub-advisor, custodian, fund administrator, fund accountant and shareholder servicing agents, transfer agent and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of a Trust.

This Prospectus provides information concerning the Trusts and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related Statement of Additional Information, is intended, or should be read, to be or to give rise to an agreement or contract between the Trusts or the Funds and any shareholder, or to give rise to any rights to any shareholder or other person other than any rights under federal or state law that may not be waived.

MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT

Mutual funds, using professional investment managers, invest shareholders’ money in securities.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.  Because the value of your investment in a Fund will fluctuate, there is also a risk that you may lose money.

The alphabetized table below, and the descriptions that follow, describe the principal risks of investing in the Funds.  These risks could adversely affect the net asset value and total return of a Fund and your investment.  For purposes of this section, the term “Fund” should be read to mean the Funds and the Underlying Funds.

• Applicable -- Not Applicable	GuideMark® Large Cap Core Fund	GuideMark® Emerging Markets Fund	GuideMark® Small/Mid Cap Core Fund	GuideMark® World Ex-US Fund	GuideMark® Opportunistic Equity Fund	GuideMarkS® Global Real Return Fund
Agricultural Sector Risk	--	--	--	--	--	•
Alternative Strategies Risk	--	--	--	--	--	•
Changing Fixed Income Market Conditions	--	--	--	--	--	--
Commodities Risk	--	--	--	--	--	•
Convertible Securities Risk	--	--	--	--	--	--
Credit Risk	--	--	--	--	--	•
Derivatives Risk	•	•	•	•	•	•
Emerging Markets Risk	--	•	--	--	•	•
Energy Sector Risk	--	--	--	--	--	•
Exchange-Traded Funds Risk	--	•	--	•	--	•
Foreign Exchange Trading Risk	--	--	--	--	--	--
Foreign Securities Risk	--	•	--	•	•	•
Fund of Funds Risk	--	--	--	--	--	--
Growth Investment Risk	•	•	•	•	--	--
High-Yield Debt Securities Risk	--	--	--	--	--	--
Inflation-Indexed Securities Risk	--	--	--	--	--	•
Interest Rate Risk	--	--	--	--	--	•
Liquidity Risk	--	•	•	•	•	•
Loan Risk	--	--	--	--	--	--
Management Risk	•	•	•	•	•	•
Market Risk	•	•	•	•	•	•
Master Limited Partnership Risk	--	--	--	--	•	--
Maturity Risk	--	--	--	--	--	--
Metal and Mining Sector Risk	--	--	--	--	--	•
Mortgage- and Asset-Backed Securities Risk	--	--	--	--	--	--
Municipal Securities Risk	--	--	--	--	--	--
Non-Diversification Risk	--	--	--	--	•	--
Pooled Investment Vehicle Risk	--	--	--	--	--	•
Portfolio Turnover Risk	--	--	--	--	•	--
Real Estate Risk	--	--	--	--	•	•
Short Selling and Short Position Risk	--	--	--	--	--	--
Small and Medium Capitalization Company Risk	--	•	•	•	•	--
Structured Note Risk	--	--	--	--	--	--
Tax Risk	--	--	--	--	--	--
U.S. Government Agency Obligations Risk	--	--	--	--	--	--
Value Investment Risk	•	•	•	•	--	--
Wholly-Owned Subsidiary Risk	--	--	--	--	--	--

• Applicable -- Not Applicable	GuideMark® Core Fixed Income Fund	GuideMark® Tax-Exempt Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Strategic Asset Allocation Fund	GuidePath® Tactical Constrained® Asset Allocation Fund
Agricultural Sector Risk	--	--	--	--	--
Alternative Strategies Risk	--	--	--	•	•
Changing Fixed Income Market Conditions	•	•	•	--	--
Commodities Risk	--	--	•	•	•
Convertible Securities Risk	--	--	•	--	--
Credit Risk	•	•	•	•	•
Derivatives Risk	•	--	•	•	•
Emerging Markets Risk	--	--	•	•	•
Energy Sector Risk	--	--	--	--	--
Exchange-Traded Funds Risk	--	--	--	•	•
Foreign Exchange Trading Risk	--	--	•	--	--
Foreign Securities Risk	--	--	•	•	•
Fund of Funds Risk	--	--	--	•	•
Growth Investment Risk	--	--	--	•	•
High-Yield Debt Securities Risk	--	•	•	•	•
Inflation-Indexed Securities Risk	•	--	•	--	--
Interest Rate Risk	•	•	•	•	•
Liquidity Risk	•	•	•	--	--
Loan Risk	--	--	•	--	--
Management Risk	•	•	•	•	•
Market Risk	•	•	•	•	•
Master Limited Partnership Risk	--	--	--	--	--
Maturity Risk	•	•	•	--	--
Metal and Mining Sector Risk	--	--	--	--	--
Mortgage- and Asset-Backed Securities Risk	•	--	•	•	•
Municipal Securities Risk	--	•	--	--	--
Non-Diversification Risk	--	--	•	--	--
Pooled Investment Vehicle Risk	--	--	--	--	--
Portfolio Turnover Risk	•	--	•	--	--
Real Estate Risk	--	--	--	•	•
Short Selling and Short Position Risk	--	--	--	--	--
Small and Medium Capitalization Company Risk	--	--	--	•	•
Structured Note Risk	--	--	--	--	--
Tax Risk	--	•	--	--	--
U.S. Government Agency Obligations Risk	•	--	•	•	•
Value Investment Risk	--	--	--	•	•
Wholly-Owned Subsidiary Risk	--	--	--	--	--

• Applicable -- Not Applicable	GuidePath® Tactical Unconstrained® Asset Allocation Fund	GuidePath® Absolute Return Asset Allocation Fund	GuidePath® Multi-Asset Income Asset Allocation Fund	GuidePath® Fixed Income Allocation Fund	GuidePath® Altegris® Diversified Alternatives Allocation Fund
Agricultural Sector Risk	--	--	--	--	•
Alternative Strategies Risk	•	•	•	--	•
Changing Fixed Income Market Conditions	--	--	•	•	•
Commodities Risk	•	•	•	--	•
Convertible Securities Risk	--	--	•	•	•
Credit Risk	•	•	•	•	•
Derivatives Risk	•	•	•	•	•
Emerging Markets Risk	•	•	•	•	•
Energy Sector Risk	--	--	--	--	--
Exchange-Traded Funds Risk	•	•	•	•	•
Foreign Exchange Trading Risk	--	--	•	•	•
Foreign Securities Risk	•	•	•	•	•
Fund of Funds Risk	•	•	•	•	•
Growth Investment Risk	•	•	•	--	--
High-Yield Debt Securities Risk	•	•	•	•	•
Inflation-Indexed Securities Risk	--	--	--	--	--
Interest Rate Risk	•	•	•	•	•
Liquidity Risk	--	--	•	•	•
Loan Risk	--	--	•	•	--
Management Risk	•	•	•	•	•
Market Risk	•	•	•	•	•
Master Limited Partnership Risk	--	--	•	--	--
Maturity Risk	--	--	•	•	•
Metal and Mining Sector Risk	--	--	--	--	--
Mortgage- and Asset-Backed Securities Risk	•	•	•	•	•
Municipal Securities Risk	--	--	•	•	--
Non-Diversification Risk	--	--	--	--	--
Pooled Investment Vehicle Risk	--	--	--	--	•
Portfolio Turnover Risk	--	--	--	--	•
Real Estate Risk	•	•	•	--	•
Short Selling and Short Position Risk	--	--	--	--	•
Small and Medium Capitalization Company Risk	•	--	•	--	•
Structured Note Risk	--	--	--	--	•
Tax Risk	--	--	--	--	--
U.S. Government Agency Obligations Risk	•	•	•	•	•
Value Investment Risk	•	•	•	--	--
Wholly-Owned Subsidiary Risk	--	--	--	--	•

●
Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments. Governmental policies affecting the agricultural sector, such as taxes, tariffs, duties, subsidies and import and export restrictions on agricultural commodities, commodity products and livestock, can significantly affect production and trade flows, and influence industry profitability. In addition, agricultural and livestock businesses may be significantly affected by additional or more stringent environmental laws and regulations, as well as adverse weather, pollution and/or disease which could limit or halt production.

•
Alternative Strategies Risk:  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies may also expose the Fund to the risk that a counterparty to a transaction will not perform as promised, including because of such counterparty’s bankruptcy or insolvency, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

•
Changing Fixed Income Market Conditions:  Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund and Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If a Fund or Underlying Fund invests in derivatives tied to fixed-income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund or Underlying Fund experiences high redemptions because of these policy changes, the Fund or Underlying Fund may experience increased portfolio turnover, which will increase the costs the Fund or Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

•
Commodities Risk:  A Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

A Fund’s ability to invest in certain securities such as commodity-linked derivatives may be restricted by certain provisions of the Code relating to the Fund’s qualification as a regulated investment company (“RIC”) and may be adversely affected by future legislation, Treasury regulations or guidance issued by the Internal Revenue Service (“IRS”). Failure to comply with the restrictions in the Code and any future legislation or guidance may cause the Fund to fail to qualify as a RIC which may adversely impact a shareholder’s return.  Pursuant to the Code, a Fund must derive at least 90% of its gross income from qualifying sources to qualify as a RIC. Gains from the disposition of commodities are not considered qualifying income for this purpose. Additionally, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income.  As a result, a Fund’s ability to directly invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

•
Convertible Securities Risk: Investing in convertible bonds and securities includes credit risk and interest rate risk. Changes in the financial condition of an issuer or counterparty, or circumstances that affect a particular type of security or issuer may increase the risk of default by an issuer or counterparty. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

•
Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The types of derivatives that may be used by certain Funds include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor or a sub-advisor.  Derivatives may be illiquid, volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

The performance of derivatives depends largely on the performance of the underlying currency, security, index or other reference asset, and derivatives often have risks similar to the underlying asset, in addition to other risks. The successful use of derivatives will usually depend on the Advisor’s or sub-advisor’s ability to accurately forecast movements in the market relating to the underlying asset. If the Advisor or sub-advisor is not successful in using derivatives, a Fund’s performance may be worse than if the Advisor or sub-advisor did not use such derivatives at all.

The investment results achieved by the use of derivatives by a Fund may not match or fully offset changes in the value of the underlying asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives.  For example, the use of currency derivatives for hedging purposes may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.  There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Derivatives involve costs and may create leverage insofar as a Fund may receive returns (or suffer losses) in an amount that significantly exceeds the amount that the Fund committed as initial margin.  The use of derivatives can result in losses or gains to a Fund that exceed the amount the Fund would have experienced in the absence of using derivatives.  A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to a Fund.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Certain Funds may engage in over-the-counter (“OTC”) transactions. The use of OTC derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions.  Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. To the extent that a Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired. The Fund may also be required to take or make delivery of an underlying instrument that the Advisor or sub-advisor would otherwise have attempted to avoid.

Under recent financial reforms, certain types of derivatives (i.e., certain swaps) are, and others are expected to eventually be, required to be cleared through a central counterparty.  Central clearing is designed to reduce counterparty risk and increase liquidity compared to over-the-counter derivatives, but it does not eliminate those risks entirely.  With swaps that are cleared through a central counterparty, there is also a risk of loss by a Fund of its initial and variation margin deposits in the event of bankruptcy of a futures commission merchant with which the Fund has an open position in a swap contract.

The regulation of swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action.  It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to the Funds, may increase the cost of a Fund’s investments and cost of doing business.

•
Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.  Additionally, a Fund trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

•
Energy Sector Risk:  Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact performance of energy sector companies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

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Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange.  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.  In some cases, an ETF may seek to replicate the performance of a particular index by identifying and holding only a subset of the securities in the index or by holding one or more derivative instruments related to the index.  In such cases, an investment in the ETF is subject to the risk that the replication strategy used by the ETF will fail to accurately track the performance of the index.  In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives.

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Foreign Exchange Trading Risk:  The Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund and the Altegris® Diversified Alternatives Allocation Fund each may actively trade in spot and forward currency positions and related currency derivatives in an attempt to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

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Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. To the extent that a Fund invests in sovereign debt instruments, then investing in the debt obligations of foreign governments and its agencies may result in unique risks. The ability or willingness to repay principal and interest may be influenced by, but not limited to, the economic, financial, monetary, trade, balance of payments, political, and social situations or events in a country. Repayment may also be affected by expected support from foreign governments, multilateral organizations, or other entities.  In the case of a default, recourse, including legal action, will likely involve much more time and complexity as compared to similar proceedings in the United States.

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Fund of Funds Risk:  A Fund may be subjected to fund of funds risk, which means that the ability of a Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and a Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that a Fund allocates to the Underlying Funds.  There can be no assurance that either a Fund or the Underlying Funds will achieve their investment objectives.

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Growth Investment Risk:  Growth investment risk is the risk that a Fund’s investment in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, a Fund’s investment in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

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High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

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Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

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Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of a Fund’s investments decreases, investors in those Funds may lose money. The value of a security with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar security with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates.

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Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

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Loan Risk: Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.  Additional risks may include the risk of subordination to the interests of other creditors, limited or no collateral, the lack of a secondary market, extended settlement periods, the risk of prepayment and the lack of publicly available information.

•	Management Risk: An investment or allocation strategy used by a Fund may fail to produce the intended results.

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Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

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Master Limited Partnership (MLP) Risk:  An MLP is a limited partnership, the interests of which are publicly traded on an exchange or in the over-the-counter market.  An investment in an MLP is subject to interest rate risk, liquidity risk, commodity risk and regulatory risk.  Although investors in an MLP normally would not be liable for debts of the MLP beyond the amount of their investment, they may not be shielded from liability to the same extent as shareholders of a corporation.  An investment in an MLP is also subject to tax risk.  MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of an MLP could result in the MLP being treated as a corporation for U.S. federal income tax purposes, in which case the MLP would be required to pay U.S. federal income tax on its taxable income.  The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP.  Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment and, consequently, your investment in the Fund, and lower income.  Additionally, the Fund must derive at least 90% of its gross income from qualifying sources to qualify as a RIC.  Income derived by the Fund from a partnership that is not a qualified publicly traded partnership as defined in the Code will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund.

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Maturity Risk:  The Tax-Exempt Fixed Income Fund invests in municipal securities with intermediate- to long-term maturities.  The Core Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund, the Opportunistic Fixed Income Fund and the Altegris® Diversified Alternatives Allocation Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

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Metal and Mining Sector Risk:  The metals and mining sector can be significantly affected by events relating to international political and economic developments, energy conservation, resource availability, the success of exploration projects, commodity prices, and tax and other government regulations. Investments in metals and mining industry companies may be speculative and may be subject to greater price volatility than investments in other types of companies. Risks of metals and mining investments include: changes in international monetary policies or economic and political conditions that can affect the supply of precious metals and consequently the value of metals and mining company investments; the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; and increased environmental or labor costs may depress the value of metals and mining investments.

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Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, a Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

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Municipal Securities Risk:  The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due. Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which a Fund invests could negatively impact the Fund.

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Non-Diversification Risk:  Each of the Opportunistic Equity Fund and the Opportunistic Fixed Income Fund is a non-diversified investment company, which means that more of its assets may be invested, directly or indirectly, in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

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Pooled Investment Vehicle Risk:  Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

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Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

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Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the 1940 Act.  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

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Short Selling and Short Position Risk:  The Underlying Funds may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.  A Fund must borrow the security to deliver it to the buyer, and must then replace the security borrowed at the market price at the time of replacement. Positions in shorted securities and derivatives are speculative and more risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.

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Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

•	Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

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Tax Risk:  The Tax-Exempt Fixed Income Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations normally is not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect the Tax-Exempt Fixed Income Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  Although the interest received from municipal securities generally is exempt from federal income tax, the Tax-Exempt Fixed Income Fund may invest a portion of its total assets in municipal securities subject to the federal AMT.  Accordingly, investment in the Tax-Exempt Fixed Income Fund could cause a shareholder to be subject to (or result in an increased liability under) the federal AMT.  Capital gains are taxable.

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U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing

Administration and Ginnie Mae, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

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Value Investment Risk:  A Fund’s investment in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  A Fund’s investment in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Advisor or a Fund’s sub-advisor believes are their full value.

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Wholly-Owned Subsidiary Risk: A Subsidiary will not be registered under the Investment Company Act of 1940 (the “1940 Act”) and will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and each Subsidiary are organized, respectively, could affect the inability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.  Furthermore, because the Subsidiary is a controlled foreign corporation, any income received from its investments in underlying pooled investment vehicles may be taxed to an Altegris Fund at less favorable rates than capital gains.  Additionally, the IRS has issued a number of private letter rulings to mutual funds, which indicate that income from a fund’s investment in a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income.  It is not anticipated that all of the Underlying Funds in which the Fund may invest will have received such a private letter ruling.  However, the IRS has suspended issuance of any further private letter rulings pending a review of its position.  Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years.  The Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS.

TEMPORARY DEFENSIVE POSITIONS
Each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity.  A Fund may not achieve its investment objectives to the extent that it engages in such a temporary defensive strategy.

PORTFOLIO TURNOVER
Generally, the Funds will not invest for short-term trading purposes.  A Fund’s annual portfolio turnover rate shows changes in portfolio investments.  Buying and selling securities generally involves expenses to the Funds, such as broker commissions and other transaction costs.  A high turnover rate (100% or more) in any year will result in higher transaction costs to the Funds.  A higher turnover rate also could result in more realization of taxable capital gains within the Funds, which would increase taxes payable by shareholders.  Frequent buying and selling of securities could result in the distribution of short-term capital gains that are taxed at ordinary income rates.  The trading costs and tax consequences associated with a Fund’s portfolio turnover may affect its overall investment performance.

The Funds cannot accurately predict future annual portfolio turnover rates.  Each Fund’s portfolio turnover rate may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such adjustments.  A Fund may experience an increase in its portfolio turnover rate when the Fund’s portfolio is modified in connection with a change in the Fund’s sub-advisor.

DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds disclose their portfolio holdings semi-annually in shareholder reports and in quarterly SEC filings.  The Funds also post their respective portfolio holdings on their website at www.AssetMark.com, subject to a month’s lag, on approximately the first business day following the calendar month end.  A further description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings can be found in the Funds’ Statements of Additional Information, which can be obtained free of charge by contacting the Funds’ transfer agent at (888) 278-5809.

MANAGEMENT OF THE FUNDS
Investment Advisor
AssetMark, Inc., 1655 Grant Street, 10th Floor, Concord, CA 94520-2445, serves as the investment advisor to each of the Funds under an investment advisory agreement with each Trust (the “Investment Advisory Agreement”).  AssetMark is registered as an investment advisor with the SEC.

The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board of Trustees of a Trust (the “Board of Trustees” or the “Board”) sets each Fund’s overall investment strategies.  For Funds that are not sub-advised, the Advisor also manages the Fund’s portfolio of investments.  For sub-advised Funds, the Advisor: (i) evaluates, selects and recommends sub-advisors to manage all or part of a Fund’s assets; (ii) when appropriate, allocates and reallocates a Fund’s assets among sub-advisors; (iii) monitors and evaluates the performance of sub-advisors, including their compliance with the investment objectives, policies and restrictions of the Fund; and (iv) implements procedures to ensure that the sub-advisors comply with the Fund’s investment objectives, policies and restrictions.  For the GuidePath® Altegris® Diversified Alternatives Allocation Fund, the Advisor also implements the investment program of the Fund by, among other things, effecting transactions in shares of the Underlying Funds and performing related services, voting proxies and providing cash management services in accordance with the investment advice formulated by the sub-advisor, Altegris.  The Advisor has ultimate responsibility (subject to oversight by a Trust’s Board of Trustees) to oversee any sub-advisors and recommends their hiring, termination and replacement.  Jeremiah H. Chafkin, Zoё Brunson, CFA, Gary Cox and Selwyn Crews of AssetMark are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the sub-advisors’ management of the Funds.  Mr. Chafkin, Ms. Brunson, Mr. Cox and Mr. Crews are responsible for the day-to-day management of the GuidePath® Strategic Asset Allocation Fund, the GuidePath® Tactical Constrained® Asset Allocation Fund, the GuidePath® Tactical Unconstrained® Asset Allocation Fund, GuidePath® Absolute Return Asset Allocation Fund, GuidePath® Multi-Asset Income Asset Allocation Fund and the GuidePath® Fixed Income Allocation Fund.  The Funds’ Statements of Additional Information provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

•	Jeremiah H. Chafkin
Chief Investment Officer & Portfolio Manager
Mr. Chafkin serves as Chief Investment Officer of AssetMark, Inc, and Portfolio Manager for the GuidePath® Strategic Asset Allocation Fund, GuidePath® Tactical Constrained® Asset Allocation Fund, GuidePath® Tactical Unconstrained® Asset Allocation Fund, GuidePath® Absolute Return Asset Allocation Fund, GuidePath® Multi-Asset Income Asset Allocation Fund, and GuidePath® Fixed Income Allocation Fund. Previously, Mr. Chafkin was a portfolio manager and CEO at AlphaSimplex Group, a liquid alternative asset management specialist. He received a Bachelor's degree in Economics from Yale University and holds an MBA in Finance from Columbia University.

•	Zoë Brunson, CFA
Senior Vice President of Investment Strategies
Ms. Brunson is Senior Vice President of Investment Strategies for AssetMark, responsible for managing specific areas of the firm’s research, due-diligence and portfolio management functions. Ms. Brunson joined the firm in 2007.  Ms. Brunson has served as a portfolio manager for the GuidePath® Multi-Asset Income Asset Allocation Fund and the GuidePath® Fixed Income Allocation Fund since 2012, and has served as a portfolio manager for the GuidePath® Strategic Asset Allocation Fund, the GuidePath® Tactical Constrained® Asset Allocation Fund, the GuidePath® Tactical Unconstrained® Asset Allocation Fund and the GuidePath® Absolute Return Asset Allocation Fund since 2011.  Prior to 2007 Ms. Brunson was a Director at Standard & Poor’s where she led the team responsible for manager research and multi-manager portfolios.

•	Gary Cox
Director of Portfolio Management
Mr. Cox is Director of Portfolio Management for AssetMark and a portfolio manager for the GuidePath® Multi-Asset Income Asset Allocation Fund, the GuidePath® Fixed Income Allocation Fund, the GuidePath® Strategic Asset Allocation Fund, the GuidePath® Tactical Constrained® Asset Allocation Fund, the GuidePath® Tactical Unconstrained® Asset Allocation Fund and the GuidePath® Absolute Return Asset Allocation Fund since 2015.  Mr. Cox joined the firm in 2008.  Previously, Mr. Cox served as a Regional Consultant for AssetMark and as a Member of the Savos (GFAM) Investments. Prior to joining AssetMark, Mr. Cox was a Fixed Income Portfolio Manager at Lehman Brothers since 2003.

•	Selwyn Crews
Principal of Portfolio Construction
Mr. Crews is Principal of Portfolio Construction for AssetMark, responsible for managing specific portfolios and solutions for the firm. Mr. Crews joined the firm in 2011.  Mr. Crews has served as portfolio manager for the GuidePath® Multi-Asset Income Asset Allocation Fund and the GuidePath® Fixed Income Allocation Fund since 2012 and has served as a portfolio manager for the GuidePath® Strategic Asset Allocation Fund, the GuidePath® Tactical Constrained Asset Allocation Fund, the GuidePath® Tactical Unconstrained Asset Allocation Fund and the GuidePath® Absolute Return Asset Allocation Fund since 2011.  Prior to 2011, Mr. Crews was a Leader at Genworth Financial where he was responsible for risk oversight of mutual funds in Variable Annuity products.

Effective October 9, 2015, the Advisor’s contractual investment management fee for each of the GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund and GuideMark® World ex-US Fund was reduced to reflect a reduction in sub-advisory fees payable by the Advisor to each Fund’s sub-advisor.  Prior to October 9, 2015, the management fee paid by each of the GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund and GuideMark® World ex-US Fund to the Advisor was 0.70% of each Fund’s average daily net assets on an annualized basis, and the management fee paid by the GuideMark® Small/Mid Cap Core Fund to the Advisor was 0.75% of the Fund’s average daily net assets on an annualized basis.  As of October 9, 2015, the Advisor receives an annual fee from each Fund for its services according to the following table:

Fund	Management Fee (as a percentage of average daily net assets)
GuideMark® Large Cap Core Fund	0.45%
GuideMark® Emerging Markets Fund	0.59%
GuideMark® Small/Mid Cap Core Fund	0.57%
GuideMark® World Ex-US Fund	0.50%
GuideMark® Opportunistic Equity Fund	0.80%
GuideMark® Global Real Return Fund	0.65%
GuideMark® Core Fixed Income Fund	0.50%
GuideMark® Tax-Exempt Fixed Income Fund	0.50%
GuideMark® Opportunistic Fixed Income Fund	0.70%
GuidePath® Strategic Asset Allocation Fund	0.25%
GuidePath® Tactical Constrained® Asset Allocation Fund	0.25%
GuidePath® Tactical Unconstrained® Asset Allocation Fund	0.35%
GuidePath® Absolute Return Asset Allocation Fund	0.35%
GuidePath® Multi-Asset Income Asset Allocation Fund	0.35%
GuidePath® Fixed Income Allocation Fund	0.25%
GuidePath® Altegris® Diversified Alternatives Allocation Fund	0.15%

The Advisor has entered into a Fee Waiver Agreement with GPS Funds I designed to provide the Funds’ shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase.  Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion.  Please note that the aforementioned waiver does not apply to GPS Funds II, which includes the GuideMark® Global Real Return Fund, GuideMark® Opportunistic Fixed Income Fund, GuidePath®

Strategic Asset Allocation Fund, GuidePath® Tactical Constrained® Asset Allocation Fund, GuidePath® Tactical Unconstrained® Asset Allocation Fund, GuidePath® Absolute Return Asset Allocation Fund, GuidePath® Multi-Asset Income Asset Allocation Fund, GuidePath® Fixed Income Allocation Fund and GuidePath® Altegris® Diversified Alternatives Allocation Fund.

The Advisor has entered into Expense Limitation Agreements in which it has agreed to waive fees and/or assume expenses otherwise payable by each Fund to the extent necessary to ensure that each Fund’s Total Annual Fund Operating Expenses do not exceed a stated maximum percentage (excluding taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) (“expense cap”), for the period ending on July 31, 2017 (for the GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund and GuideMark® World ex-US Fund, each of which have entered into revised Expense Limitations with the Advisor, effective October 9, 2015) or for the period ending on July 31, 2016 (for all other Funds).  Under the Agreements, the Advisor may recoup waived fees and expenses it assumed for a three-year period under specified conditions.  As of October 9, 2015, the expense cap for each Fund is as follows:

Fund	Expense Cap
GuideMark® Large Cap Core Fund	0.64%
GuideMark® Emerging Markets Fund	1.05%
GuideMark® Small/Mid Cap Core Fund	0.85%
GuideMark® World Ex-US Fund	0.79%
GuideMark® Opportunistic Equity Fund	1.00%
GuideMark® Global Real Return Fund	0.95%
GuideMark® Core Fixed Income Fund	0.69%
GuideMark® Tax-Exempt Fixed Income Fund	0.69%
GuideMark® Opportunistic Fixed Income Fund	0.95%
GuidePath® Strategic Asset Allocation Fund	0.40%
GuidePath® Tactical Constrained® Asset Allocation Fund	0.40%
GuidePath® Tactical Unconstrained® Asset Allocation Fund	0.50%
GuidePath® Absolute Return Asset Allocation Fund	0.50%
GuidePath® Multi-Asset Income Asset Allocation Fund	0.50%
GuidePath® Fixed Income Allocation Fund	0.45%
GuidePath® Altegris® Diversified Alternatives Allocation Fund	0.40%

Finally, effective December 13, 2012, the Advisor has contractually agreed to waive its entire Management Fees for the Altegris® Diversified Alternatives Allocation Fund, for the period ending on July 31, 2016. Effective April 23, 2014, the Advisor implemented a voluntary 0.10% waiver of its 0.65% Management Fee for the Global Real Return Fund.

The Advisor’s primary business is to operate the AssetMark, Inc. investment platform (the “AssetMark Platform”), a managed account platform that is used by financial advisors, such as investment advisors and broker-dealers, to deliver investment advisory, asset allocation and back office administrative services to their clients.  Through the AssetMark Platform, investors can invest in, among other things, a variety of asset allocation portfolios using open-end mutual funds and other investment vehicles.  The GuideMark® and GuidePath® Funds are included among the many investment solutions made available through the AssetMark Platform.  AssetMark advised or administered in excess of $25.5 billion in investor assets as of June 30, 2015, including mutual funds, variable annuities, ETFs and privately managed accounts.

The Advisor has entered into a sub-advisory agreement with each sub-advisor (on behalf of the applicable Funds) and compensates each sub-advisor out of the management fees it receives from the applicable Fund.  The Advisor may, from time to time, engage one or more consultants to provide research, including statistical information and economic data that the Advisor uses when (i) selecting sub-advisors for the Funds; (ii) monitoring the ongoing performance and operations of the sub-advisors; (iii) making recommendations to the Board of Trustees about hiring and changing sub-advisors; and (iv) determining asset allocation strategies to be used for the Funds.  The Advisor pays any such consultant fees from its own resources.

Each sub-advisor makes investment decisions for the portion of the applicable Fund’s assets that it has been allocated to manage.  The Advisor oversees the sub-advisors for compliance with each Fund’s investment policies and guidelines, and monitors each sub-advisor’s adherence to its investment style.  The Board of Trustees supervises the Advisor and the sub-advisors, establishes policies that they must follow in their management activities and oversees the hiring and termination of sub-advisors recommended by the Advisor.  The SEC has issued an exemptive order (the “Exemptive Order”) that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new sub-advisors for new or existing Funds, change the terms of particular agreements with sub-advisors or continue the employment of existing sub-advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 90 days of retaining a new sub-advisor, shareholders of any affected Fund will receive notification of the change.  The Exemptive Order relieves the Funds from the requirement to disclose certain fees paid to sub-advisors (except to any sub-advisors affiliated with the Advisor) in documents filed with the SEC and provided to shareholders.

A discussion regarding the basis for the GPS Funds I Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements (other than the sub-advisory agreement for the Opportunistic Equity Fund and Tax-Exempt Fund) is available in the Funds’ annual report to shareholders for the period ended March 31, 2015.  A discussion regarding the basis for the GPS Funds I Board’s approval of the sub-advisory agreement for the Opportunistic Equity Fund and Tax-Exempt Fund is available in the Funds’ semi-annual report to shareholders for the period ended September 30, 2014. A discussion regarding the basis for the GPS Funds II Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements is available in the Funds’ annual report to shareholders for the period ending March 31, 2015.  A discussion regarding the basis for the GPS Funds I Board’s approval of the sub-advisory agreement for the Large Cap Core Fund, Emerging Markets Fund, Small/Mid Cap Core Fund and World ex-US Fund will be available in the Funds’ semi-annual report to shareholders for the period ended September 30, 2015.

Sub-Advisors and Portfolio Managers
The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the respective Funds.  The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

Large Cap Core Fund, Emerging Markets Fund, Small/Mid Cap Core Fund and World ex-US Fund:
Goldman Sachs Asset Management, L.P. (“GSAM”) is the sub-advisor to the Funds.  GSAM is a Delaware limited partnership with principal offices at 200 West Street, New York, New York 10282.  GSAM is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”), a bank holding company.  GSAM has been registered with the SEC as an investment advisor since 1990.  As of June 30, 2015, Goldman Sachs had approximately $1.02 trillion in assets under supervision.  Assets under supervision include assets under management and other client assets for which Goldman Sachs does not have full discretion. The following portfolio managers are primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Khalid (Kal) Ghayur, CFA, FSIP
Managing Director
Mr. Ghayur is the head of the Beta Equity Strategies business with GSAM’s Advanced Beta Strategies Platform, overseeing the team’s customized, factor-based equity portfolios.  With over 29 years of industry experience, Mr. Ghayur joined GSAM as a Managing Director upon GSAM’s acquisition of Westpeak Global Advisors (“Westpeak”) in June 2014.  Prior to joining GSAM, Mr. Ghayur was the Managing Partner and Chief Investment Officer of Westpeak, a pioneer in the smart beta space with their patented ActiveBeta investment methodology.

Prior to joining Westpeak in 2007, Mr. Ghayur was the Director of Research Policy at MSCI in New York, where he was a member of its Global Executive Committee and Chairman of the MSCI Index Policy Committee.  In that capacity, Mr. Ghayur was responsible for MSCI’s global markets and benchmarking research and new product development.  From 1994 to 2000, Mr. Ghayur was Global Head of Quantitative Research and Strategy for HSBC Asset Management in London, where he was responsible for the development and application of strategic and tactical asset allocation, fixed income modeling, stock selection techniques, portfolio construction and analysis, and risk management. From 1992 to 1994, Mr. Ghayur was a Senior Quantitative Analyst at Credit Lyonnais Asset Management in Paris, and from 1987 to 1991, he held the position of Portfolio Manager at Union National Bank in Abu Dhabi, where he was responsible for managing the bank’s UK and US investment portfolios.

Mr. Ghayur has served on the Board of Governors of the CFA Institute, the Board’s Nominating Committee, and as Chairman of the Board’s External Relations and Volunteer Involvement Committee.  He is a former trustee of the CFA Institute Research Foundation.  Mr. Ghayur was a member of the Editorial Board of Financial Analysts Journal and was founding President of the UK Society of Investment Professionals.  Mr. Ghayur received an MBA in Finance and International Business from the École Nationale des Ponts et Chaussées, Paris, and an MA and BA in Economics from the University of Karachi.  He is a CFA charterholder, a member of the CFA Institute, and a Fellow of the Society of Investment Professionals (“FSIP”).  He is also a Diplomaed Associate of the Institute of Bankers Pakistan.

•	Ronan G. Heaney
Vice President
Mr. Heaney is the head of research for the  ActiveBeta Equity Strategies business with GSAM’s Advanced Beta Strategies Platform.  He is responsible for investment research activities, including improving quantitative investment models and portfolio construction methodologies and identifying and testing new model components and implementation of techniques.  Mr. Heaney joined GSAM following GSAM’s acquisition of Wetpeak in June 2014.  Prior to joining GSAM, Mr. Heaney was the Director of Research for Westpeak, pioneering Westpeak’s patent Methods and Systems for Building and Managing Portfolios based on Ordinal Ranks of Securities.

Prior to joining Westpeak in 1998, Mr. Heaney was employed by Multum Information Services in Denver, Colorado, as a Software Architect.  From 1992 to 1996, he held the position of Senior Software Developer at Swiss Bank Corporation in Chicago.  Mr. Heaney received an M.S. in Computer Science from Purdue University, where he was awarded a Fulbright Fellowship, and a B.S. in Applied Physics from Dublin University, Ireland.

•	Stephen C. Platt, CFA
Vice President
Mr. Platt is a senior portfolio manager for the ActiveBeta Equity Strategies business with GSAM’s Advanced Beta Strategies Platform.  He is responsible for portfolio management, including portfolio construction and risk management of global developed and emerging market equity portfolios and custom indexes.  Mr. Platt joined GSAM following GSAM’s acquisition of Westpeak in June 2014.  Prior to joining GSAM, Mr. Platt oversaw the management of $10 billion in client assets in a variety of global quantitative investment strategies, including domestic and international long-only, enhanced index, active extension (130/30) and a market neutral hedge fund at Wespeak.

Prior to joining Westpeak in 1999, Mr. Platt was cofounder and Senior Vice President of Cordillera Asset Management in Denver, Colorado.  Mr. Platt has more than 23 years of industry experience, including over 21 years as an institutional quantitative equity portfolio manager.  Mr. Platt received a B.S. in Finance from the University of Colorado, Boulder.  He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Opportunistic Equity Fund:
Westfield Capital Management Company, L.P. (“Westfield”) is a sub-advisor to the Opportunistic Equity Fund.  Westfield is located at One Financial Center, Boston, Massachusetts 02111. Westfield is an SEC-registered investment advisor that was founded in 1989.  Westfield is 100% employee owned.  As of June 30, 2015, Westfield had approximately $16.9 billion in assets under management. Investment decisions for the Fund are made by the Westfield Investment Committee (the “Committee”) which is chaired by William A. Muggia. Although the Committee collectively acts as portfolio manager for the Fund, Westfield lists the following Committee members, based either on seniority or role within the Committee, as having day-to-day management responsibilities for Westfield’s allocated portion of the Fund’s portfolio.

•	William A. Muggia
President, Chief Executive Officer and Chief Investment Officer
Mr. Muggia has worked at Westfield since 1994.  He covers Healthcare and Energy, as well as provides overall market strategy.  Mr. Muggia has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

•	Ethan J. Meyers, CFA
Managing Partner
Mr. Meyers has worked at Westfield since 1999.  He covers Industrials and Business Services.  Mr. Meyers has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

•	John M. Montgomery
Chief Operating Officer, Managing Partner and Portfolio Strategist
Mr. Montgomery has worked at Westfield since 2006.  Mr. Montgomery has focused on portfolio and investment process strategy for Westfield’s allocated portion of the Fund since its inception.

•	Hamlen Thompson
Managing Partner
Mr. Thompson has worked at Westfield since 2003.  He covers Energy and Industrials.  Mr. Thompson has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

•	Bruce N. Jacobs, CFA
Managing Partner
Mr. Jacobs has worked at Westfield since 2004.  He covers Health Care and Consumer Staples.  Mr. Jacobs has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

Diamond Hill Capital Management, Inc. (“Diamond Hill”) is a sub-advisor to the Opportunistic Equity Fund.  Diamond Hill is located at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.  Diamond Hill is registered as an investment advisor with the SEC and is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc., a publicly-traded holding company.  As of June 30, 2015, Diamond Hill had approximately $16.7 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of Diamond Hill’s allocated portion of the Fund’s portfolio:

•	Rick Snowdon, CFA
Portfolio Manager
Mr. Snowdon has served as an investment professional at Diamond Hill since 2007.  Prior to joining Diamond Hill, Mr. Snowdon served as a board member and consultant with Adams Rite Manufacturing.  Mr. Snowdon was an energy trader/vice president for Energy Trading for American Electric Power from 1997 to 2002 and a junior trader with Enron Corporation from 1996 to 1997.  Mr. Snowdon has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since January 2013.

•	Austin Hawley, CFA
Portfolio Manager and Co-Chief Investment Officer
Mr. Hawley has served as an investment professional at Diamond Hill since 2008.  Prior to joining Diamond Hill, Mr. Hawley was an equity analyst at Putnam Investments.  Mr. Hawley was also an investment associate at Putnam Investments from 1999 to 2002.  Mr. Hawley has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since January 2013.

River Road Asset Management, LLC (“River Road”), serves as a sub-advisor to the Opportunistic Equity Fund and is headquartered in Louisville, Kentucky.  River Road is registered as an investment adviser with the SEC.  As of March 31, 2015, River Road had approximately $8 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of River Road’s allocated portion of the Fund’s portfolio:

•	Henry W. Sanders III, CFA

Portfolio Manager
Mr. Sanders is the Executive Vice President of River Road, which he co-founded in 2005.  Prior to co-founding River Road, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth Trust Company.  Mr. Sanders has served as a portfolio manager for the Fund since January 2013.

•	Thomas S. Forsha, CFA
Portfolio Manager
Mr. Forsha is the Co-Chief Investment Officer of River Road.  Prior to joining River Road, Mr. Forsha served as Equity Analyst and Portfolio Manager for ABN AMRO Asset Management USA.  Mr. Forsha has served as a portfolio manager for the Fund since January 2013.

•	James C. Shircliff, CFA
Portfolio Manager
Mr. Shircliff is the Chief Investment Officer of River Road, which he co-founded in 2005.  Prior to co-founding River Road, Mr. Shircliff served as Executive Vice President, Portfolio Manager, and Director of Research for SMC Capital, Inc.  Mr. Shircliff has served as a portfolio manager for the Fund since January 2013.

Global Real Return Fund:
SSGA Funds Management, Inc. (“SSGA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts  02111, serves as the sub-advisor to the Global Real Return Fund.  As of March 31, 2015, SSGA FM had approximately $384.4 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of the Fund’s portfolio:

•	Robert Guiliano
Vice President and Senior Portfolio Manager for the Investment Solutions Group
Mr. Guiliano is a Vice President of State Street Global Advisors (SSGA) and SSGA FM and a Senior Portfolio Manager in SSGA's US Portfolio Management - Investment Solutions Group (ISG). He joined the firm in November 1997 and his responsibilities include the management of real asset, tactical, and strategic multi-asset allocation strategies as well as conducting research, product development, and advising institutional clients on investment policy.

•	John Gulino, CFA
Vice President and Portfolio Manager for the Investment Solutions Group
Mr. Gulino is a Vice President of SSGA and SSGA FM and a Portfolio Manager in SSGA’s US Portfolio Management - ISG. Prior to joining SSGA, Mr. Gulino spent six years with the Fidelity Investments Company. Mr. Gulino is also an adjunct instructor for the Executive Development Center at Bryant University. Mr. Gulino graduated from Bryant University with a Bachelor of Science in Business Administration with a concentration in Finance. He has earned the Chartered Financial Analyst designation and is a member of the CFA Institute and Boston Security Analyst Society.

•	Michael Martel
Managing Director and Head of Portfolio Management in the Americas for the Investment Solutions Group
Mr. Martel is a Managing Director of SSGA and SSGA FM and Head of Portfolio Management in the Americas for the ISG. Since joining SSGA in 1992 and the ISG in 1998, Mr. Martel has developed expertise in creating and managing multi-asset class solutions designed to meet broad investment challenges. Mr. Martel oversees the development of proprietary portfolio management systems and assists in ongoing research efforts. Prior to joining SSGA, Mr. Martel worked for the Mutual Funds Division of State Street Corporation. Mr. Martel holds a Bachelor of Arts degree in Economics from the College of the Holy Cross and Master degrees in both Finance and Business Administration from the Carroll School of Management at Boston College.

Core Fixed Income Fund:
Wellington Management Company LLP (“Wellington Management”) is a sub-advisor to the Core Fixed Income Fund.  Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions.

Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.  As of June 30, 2015, Wellington Management had approximately $936 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of Wellington Management’s allocated portion of the Fund’s portfolio:

•	Campe Goodman, CFA
Senior Managing Director and Fixed Income Portfolio Manager
Mr. Goodman has served as Portfolio Manager of the Fund since its inception in 2012. Mr. Goodman joined Wellington Management as an investment professional in 2000.

•	Joseph F. Marvan, CFA
Senior Managing Director and Fixed Income Portfolio Manager
Mr. Marvan has been involved in portfolio management and securities analysis for the Fund since its inception in 2012. Mr. Marvan joined Wellington Management as an investment professional in 2003.

•	Lucius T. (L.T.) Hill, III
Senior Managing Director and Fixed Income Portfolio Manager
Mr. Hill has been involved in portfolio management and securities analysis for the Fund since its inception in 2012. Mr. Hill joined Wellington Management as an investment professional in 1993.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) is a sub-advisor to the Core Fixed Income Fund.  BHMS is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  BHMS is a subsidiary of OM Asset Management plc, an NYSE listed company. BHMS is an SEC-registered investment advisor with approximately $98.5 billion in assets under management as of April 30, 2015.  The following portfolio managers are primarily responsible for the day-to-day management of BHMS’ allocated portion of the Fund’s portfolio:

•	David R. Hardin
Managing Director and Portfolio Manager
Mr. Hardin joined BHMS in 1987 as a portfolio manager. Currently, he serves as the lead portfolio manager for Intermediate and Short maturity strategies and is a generalist in fixed income credit research.  He also manages BHMS’ municipal portfolios.  Prior to joining BHMS, Mr. Hardin was vice president and director of the fixed income group in the trust department at Republic Bank Dallas. He was responsible for the management of all fixed income assets, created and managed SEC-registered mutual funds, and was the first portfolio manager for their high-yield corporate bond fund. Mr. Hardin began his 39-year investment career at American General Insurance Co. in Houston, where he served as a private placement portfolio manager and credit analyst.  He received an M.Sc. from the London School of Economics and a BBA from Texas Christian University.  Mr. Hardin has served as a portfolio manager for the Fund since 2010.

•	John S. Williams, CFA
Managing Director and Portfolio Manager
Mr. Williams joined BHMS in 1983 to launch its fixed income management. Currently, he serves as the Chief Investment Officer for all fixed income strategies.  In addition to developing portfolio strategy, he is responsible for risk management and assists on MBS sector management.  While at BHMS, he has served on the United Asset Management Board and the Advisory Board for the Teacher Retirement System of Texas. He is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.  During his 39-year investment career, he served as an investment officer for Southland Life Insurance Company, where he was a corporate bond portfolio manager and private placement analyst. Prior to that, he was a portfolio manager for taxable and tax-exempt fixed income, as well as equities, in the trust department at InterFirst Bank Dallas.   He earned an MBA and a BBA, both with Honors, from Texas Christian University.  Mr. Williams has served as a portfolio manager for the Fund since 2010.

•	Deborah A. Petruzzelli
Managing Director and Portfolio Manager
Ms. Petruzzelli joined BHMS in 2003 as a portfolio manager. She serves as the structured securities portfolio manager for mortgage-backed, asset-backed, and commercial mortgage-backed securities  She is also the lead analyst for structured securities. During her 29-year investment career, Ms. Petruzzelli has served as managing director/senior portfolio manager for Victory Capital Management, Inc., where she was responsible for the management of asset-backed securities, collateralized mortgage-backed securities, and whole-loan sectors for all client portfolios.  She also had an active role in that firm’s development of a core plus strategy, leveraging the firm’s convertible equity management strengths.  Prior to joining Victory, she worked for McDonald & Company Securities, Inc., as senior vice president for ABS syndication and traded asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities.  She earned a BSBA in Business Administration from Bowling Green State University.  Ms. Petruzzelli has served as a portfolio manager for the Fund since 2010.

•	Scott McDonald, CFA
Managing Director and Portfolio Manager
Mr. McDonald joined BHMS in 1995. He currently serves as the lead portfolio manager for Long Duration strategies, specializing in corporate and government bonds.  He is also a generalist in investment grade fixed income credit research.  Mr. McDonald is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.  During his 26-year investment career, Mr. McDonald previously served as senior vice president and portfolio manager at Life Partners Group, Inc., managing corporate bonds, private placements and mortgages.  While with Life Partners, he was responsible for implementing the investment strategy for their life insurance and annuity assets.  Prior to that, he was a credit supervisor and lending officer for Chase Bank of Texas.  He received an MBA from the University of Texas and a BBA from Southern Methodist University.  Mr. McDonald has served as a portfolio manager for the Fund since 2010.

•	Mark C. Luchsinger, CFA
Managing Director and Portfolio Manager
Mr. Luchsinger joined BHMS in 1997. He currently serves as a portfolio manager, specializing in investment-grade and high-yield corporate bond strategies, and is the lead portfolio manager for Core and Core Plus strategies.  He is also a generalist in investment grade and high yield credit research.  Mr. Luchsinger is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.  During his 34-year investment career, Mr. Luchsinger has served as Chief Investment Officer for Great American Reserve Insurance Company, where he was responsible for the management of corporate, mortgage, and private placement fixed income, as well as equity assets.  He has also served as senior investment portfolio manager for Western Preferred Corporation, managing their fixed income assets. Mr. Luchsinger began his career as a credit analyst for Scor Reinsurance Company. In addition, he spent 10 years in fixed income sales at First Boston Corporation, PaineWebber and Morgan Keegan.  He earned a BBA from Bowling Green State University.  Mr. Luchsinger has served as a portfolio manager for the Fund since 2010.

Tax-Exempt Fixed Income Fund:
Delaware Investments Fund Advisers (an affiliate of Delaware Management Company) (“DIFA”), a series of Delaware Management Business Trust (“DMBT”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  DIFA is located at 2005 Market Street, Philadelphia, Pennsylvania 19103.  DMBT is an SEC-registered investment advisor and a majority-owned subsidiary of Delaware Management Holdings, Inc.  “Delaware Investments” refers to Delaware Management Holdings, Inc. and its subsidiaries, including DIFA, and is a wholly owned subsidiary of Macquarie Group Limited, an Australia-based global provider of banking, financial, advisory, investment and funds management services.  DIFA manages both equity and fixed income assets classes for a variety of clients.  DIFA’s decision-making structure is built around its team-oriented approach, which is focused on the free flow of critical market and security information among the three areas of its Municipal Fixed Income Team: Portfolio Management, Research and Trading.  As of March 31, 2015, Delaware Investments had approximately over $184.4 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of DIFA’s allocated portion of the Fund’s portfolio:

•	Joseph Baxter
Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager
Mr. Baxter is the head of DIFA’s municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of DMBT’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds.  Mr.

Baxter received a bachelor’s degree in finance and marketing from La Salle University.  Mr. Baxter has served as a portfolio manager for the Fund since 2006.

•	Stephen Czepiel
Senior Vice President and Senior Portfolio Manager
Mr. Czepiel is a member of DIFA’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of DMBT’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 30 years of experience in the municipal securities industry.  Mr. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.  Mr. Czepiel has served as a portfolio manager for the Fund since 2006.

•	Gregory Gizzi
Senior Vice President and Senior Portfolio Manager
Gregory A. Gizzi is a member of DIFA’s municipal fixed income portfolio management team.  He is also a co-portfolio manager of DIFA’s municipal bond funds and several client accounts.  Before joining Delaware Investments in 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort.  Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity.  Mr. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager.  He later worked in the same capacity at Dillon Read.  Mr. Gizzi earned his bachelor’s degree in economics from Harvard University.  Mr. Gizzi has served as a portfolio manager for the Fund since December 2012.

Nuveen Asset Management, LLC (“NAM”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  NAM is located at 333 West Wacker Drive, Chicago, Illinois 60606, and is an SEC-registered investment advisor with approximately $137.8 billion in assets under management as of March 31, 2015.  NAM is a subsidiary of Nuveen Investments, Inc. which is indirectly owned by TIAA-CREF. NAM’s portfolio managers and dedicated research analysts follow a research-driven, disciplined investment strategy that seeks to uncover bonds with exceptional relative value and identify those with the potential to provide above-average returns.  The following portfolio managers are primarily responsible for the day-to-day management of NAM’s allocated portion of the Fund’s portfolio:

•	Martin J. Doyle, CFA
Managing Director and Director of SMA Portfolio Management
Mr. Doyle has been with NAM since 1987.  He helps to establish strategy for the firm’s various investment styles, and he chairs the Municipal Securities Investment Oversight Group.  Mr. Doyle holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago.  He is a Chartered Financial Analyst.  Mr. Doyle has served as a portfolio manager for the Fund since 2006.

•	John V. Miller, CFA
Managing Director and Co-Head of Fixed Income
Mr. Miller joined Nuveen Investments as a credit analyst in 1996, with three prior years of experience in the municipal market with a private account management firm.  He has been responsible for analysis of high yield credits in the utility, solid waste and energy related sectors. Mr. Miller is a Managing Director of Nuveen and currently manages investments for several Nuveen-sponsored investment companies, including the Nuveen High Yield Municipal Bond Fund.  He is a Chartered Financial Analyst.  Mr. Miller has served as a portfolio manager for the Fund since 2006.

•	Michael J. Sheyker, CFA
Senior Vice President and Portfolio Manager
Mr. Sheyker has been with NAM since 1988.  He joined the portfolio management team in 2004 after serving as a senior research analyst since 2001.  Previously, Mr. Sheyker was an equity analyst and Manager of the Asset Pricing Analysis Group.  Mr. Sheyker holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago and is a member of the Municipal Securities Investment Oversight

Group.  He is a Chartered Financial Analyst.  Mr. Sheyker has served as a portfolio manager for the Fund since 2006.

Opportunistic Fixed Income Fund:
Franklin Advisers, Inc. (“Franklin”), One Franklin Parkway, San Mateo, California  94403, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30, 2015, Franklin had approximately $460.6 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Franklin’s allocated portion of the Fund’s portfolio:

•	Michael Hasenstab, Ph.D.
Executive Vice President, Portfolio Manager

Chief Investment Officer

Templeton Global Macro

Franklin Advisers, Inc.

San Mateo, California, United States

Michael Hasenstab, Ph.D., is executive vice president and chief investment officer for Templeton Global Macro, which conducts in-depth global macroeconomic analysis covering thematic topics, regional and country analysis, and interest rate, currency and sovereign credit market outlooks. Templeton Global Macro offers global, unconstrained investment strategies through a variety of investment vehicles ranging from retail mutual funds to unregistered, privately offered hedge funds. Dr. Hasenstab is a portfolio manager for a number of funds, including Templeton Global Bond Fund and Templeton Global Total Return Fund. In addition, Dr. Hasenstab is economic advisor to the CEO of Franklin Resources, Inc., providing his perspective and insight through the lens of Templeton Global Macro. Dr. Hasenstab has won numerous awards globally, including being named Morningstar's Fixed Income Manager of the Year in Canada in 2013 and in the U.S. in 2010. He was recognized as one of the most influential fund managers by Investment News in 2010. Bloomberg Markets named him Top Global Bond Fund Manager in 2010 and Top U.S. and Global Bond Fund Manager in 2009. Additionally, he was named Global Bond Manager of the Year by Investment Week in 2008, 2010 and 2011, and also Best Global Manager by Standard & Poor's BusinessWeek in 2006. Dr. Hasenstab initially joined Franklin Templeton Investments in July 1995. After a leave of absence to obtain his doctor of philosophy (Ph.D.) degree, he rejoined the company in April 2001. He has worked and traveled extensively abroad, with a special focus on Asia. Dr. Hasenstab holds a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master's degree in economics of development from the Australian National University, and a B.A. in international relations/political economy from Carleton College in the United States.

•	Christine Zhu
Portfolio Manager, Quantitative Research Analyst
Templeton Global Macro
Franklin Advisers, Inc.
San Mateo, California, United States
Christine Zhu is a portfolio manager and quantitative research analyst for Templeton Global Macro. Ms. Zhu joined Franklin Templeton in 2007, initially in the Portfolio Analysis and Investment Risk team as a senior consultant. In 2010, she joined Templeton Global Macro with focuses on portfolio construction, derivatives/quantitative strategies in global market, and risk management. Prior to joining Franklin Templeton, Ms. Zhu was a senior associate at MSCI Barra where her experience included fixed income analytics and risk exposure calculation. She also worked in the technology department at Oracle and at China Construction Bank. Ms. Zhu holds an M.B.A. with investment focus from the University of California at Berkeley, and earned her M.S. in computer science and engineering from the University of Notre Dame. She is fluent in mandarin Chinese.

Loomis, Sayles & Co., L.P. (“Loomis Sayles”), One Financial Center, Boston Massachusetts 02111, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30, 2015, Loomis Sayles had approximately $242.2 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Loomis Sayles’ allocated portion of the Fund’s portfolio:

•	Matthew Eagan, CFA
Vice President
Mr. Eagan began his investment career in 1989 and joined Loomis Sayles in 1997.  Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University.  He holds the designation of Chartered Financial Analyst.

•	Kevin Kearns
Vice President
Mr. Kearns began his investment career in 1986 and joined Loomis Sayles in 2007.  Prior to joining Loomis Sayles, he was the director of derivatives, quantitative analysis and risk management at Boldwater Capital Management.  Mr. Kearns received a B.S. from Bridgewater State College and an M.B.A. from Bryant College.

•	Todd Vandam, CFA
Vice President
Mr. Vandam began his investment career and joined Loomis Sayles in 1994.  Mr. Vandam received a B.A. from Brown University and holds the designation of Chartered Financial Analyst.

DoubleLine Capital LP (“DoubleLine”), a sub-advisor to the Opportunistic Fixed Income Fund, is an independent, employee-owned money management firm located at 333 South Grand Avenue, 18th Floor, Los Angeles, California 90071.  DoubleLine is registered as an investment adviser with the SEC.  As of March 31, 2015, DoubleLine had approximately $72.9 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of DoubleLine’s allocated portion of the Fund’s portfolio:

•	Jeffrey E. Gundlach
Portfolio Manager
Mr. Gundlach is the Chief Executive Officer and Chief Investment Officer of DoubleLine, which he co-founded in 2009.  Prior to founding DoubleLine, Mr. Gundlach was associated with TCW Group Inc. (“TCW”), where he was Chief Investment Officer, Group Managing Director and President. Mr. Gundlach has served as a portfolio manager for the Fund since 2012.

•	Philip A. Barach
Portfolio Manager
Mr. Barach is the President of DoubleLine, which he co-founded in 2009.  During the five years prior to forming DoubleLine, Mr. Barach was Group Managing Director at TCW.  Mr. Barach has served as a portfolio manager for the Fund since 2012.

Altegris® Diversified Alternatives Allocation Fund
Altegris Advisors, LLC (“Altegris”), 1200 Prospect Street, Suite 400 La Jolla, California 92037, is the sub-advisor to the GuidePath® Altegris® Diversified Alternatives Allocation Fund. Altegris is owned and controlled by (i) private equity funds managed by Aquiline Capital Partners LLC and its affiliates (“Aquiline”), and by Genstar Capital Management, LLC and its affiliates (“Genstar”), and (ii) certain senior management of Altegris and other affiliates.  Established in 2005, Aquiline focuses its investments exclusively in the financial services industry.  Established in 1988, Genstar focuses its investment efforts across a variety of industries and sectors, including financial services.  As of May 29, 2015, Altegris had approximately $2.7 billion in assets under management.  Altegris provides advice with respect to the Fund’s investment strategies and has responsibility for allocating the Fund’s assets among the Underlying Funds.  Altegris and the portfolio managers set forth below are primarily responsible for the day to day portfolio management of the Fund.  The Advisor implements the investment program of the Fund by, among other things, effecting transactions in shares of the Underlying Funds and performing related services, voting proxies and providing cash management services in accordance with the investment advice formulated by Altegris.  Altegris does not receive a fee for its services as a sub-advisor to the Fund, but it does receive advisory fees from Underlying Funds for which it acts as an Advisor.

•	Robert J. Murphy, CFA, FRM, CAIA
Senior Vice President and Deputy Chief Investment Officer

Mr. Murphy serves as Senior Vice President and Deputy Chief Investment Officer of Altegris.  Mr. Murphy is a member of the Altegris Investment Committee and oversees specific portfolio and risk management functions. Prior to joining Altegris, Mr. Murphy served as the Chief Investment Officer, Co-Portfolio Manager and Director of Risk for Hatteras Alternative Mutual Funds, a subsidiary of Hatteras Funds. Mr. Murphy received his BA and MBA degrees from the State University of New York at Albany. He has earned designations as a Chartered Financial Analyst (CFA®), Financial Risk Manager (FRM) and Chartered Alternative Investment Analyst (CAIA).

•	Lara Magnusen, CAIA
Portfolio Manager and Portfolio Strategist
Ms. Magnusen serves as a Portfolio Manager and Portfolio Strategist at Altegris, and is a member of the Investment Committee. Ms. Magnusen has held several positions with  Altegris including Director, Investment Products and Director, Research and Investments. Prior to joining Altegris, Ms. Magnusen served in investor relations and associate portfolio manager roles at Helix Investment Partners. Ms. Magnusen received a BA in Economics with a minor in Business Administration from the University of California, Berkeley, an MBA from the Rady School of Management at the University of California, San Diego, and holds the designation of Chartered Alternative Investment Analyst (CAIA).

VALUATION OF FUND SHARES
Shares of each Fund are sold at the net asset value per share (“NAV”), which is determined by each Fund generally as of 4:00 p.m. Eastern time on each day that the Fund is open for business.  Each Fund is generally open on days that the New York Stock Exchange (“NYSE”) is open for trading.  Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / # of shares = NAV).  The NAV of each Fund that operates as a fund of funds is generally based on the NAV of the Underlying Funds.  The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.

Each Fund’s and Underlying Fund’s securities are generally valued each day at their current market value.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by a Trust’s Board of Trustees.

Trading in Foreign Securities
The securities markets on which the foreign securities owned by a Fund or Underlying Fund are traded may be open on days that a Fund or Underlying Fund does not calculate its NAV.  Because foreign markets may be open at different times than the NYSE, the value of a Fund’s or Underlying Fund’s shares may change on days when shareholders are not able to buy or sell them.  The Funds and Underlying Funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s or Underlying Fund’s NAV.

If events materially affecting the values of a Fund’s or Underlying Fund’s foreign investments (in the opinion of the Advisor and the appropriate sub-advisor or the Underlying Fund’s investment advisor) occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Advisor or the sub-advisors or the Underlying Fund’s investment advisor to be unreliable, these investments will be valued at their fair value in accordance with a Trust’s or Underlying Fund’s fair valuation procedures.  The Funds and Underlying Funds may rely on third-party pricing vendors to monitor for events materially affecting the values of the Funds’ and Underlying Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Funds’ or Underlying Funds’ foreign investments, the third-party pricing vendors will provide revised values to the Funds or Underlying Funds.

The use of fair value pricing by the Funds or Underlying Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.  Also, due to the subjective nature of fair value pricing, a Fund’s or Underlying Fund’s value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES
How to Purchase Fund Shares
Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with U.S. Bancorp Fund Services, LLC (“USBFS”), the Funds’ transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Funds.  Cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  The Funds generally do not accept investments from non-U.S. investors and reserve the right to decline such investments.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

In accordance with the USA PATRIOT Act of 2001, please note that the financial institution or intermediary will verify certain information on your account as part of the Funds’ Anti-Money Laundering Program.  As requested by your financial intermediary, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.

Minimum Purchases
The Funds have no investment minimums, however, the financial institutions and intermediaries that sell the Funds’ shares may have established minimum values for the accounts that they handle.

SELLING (REDEEMING) FUND SHARES
How to Sell Your Fund Shares
Shareholders may sell (redeem) their Fund shares through their financial institutions or intermediaries on any business day by following the procedures established when they opened their account or accounts.  The sale price of each share will be the next NAV determined after a Fund (or authorized intermediary) receives a request to sell or redeem Fund shares.  Normally, a Fund will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.

Redemption-In-Kind
Each Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions where the payment of cash is not in the best interest of a Fund or its remaining shareholders, a Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares
Each Fund may suspend a shareholder’s right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

EXCHANGE PRIVILEGE
Shareholders of record may exchange shares of any Fund for shares of any other Fund on any business day by contacting their financial institution or intermediary.  The financial institution or intermediary will contact the Funds’ transfer agent to complete the exchange.  This exchange privilege may be changed or canceled by a Fund at any time upon 60 days notice.  Exchanges are generally made only between identically registered accounts.  Any exchange involving a change in ownership will require a written request with signature(s) guaranteed.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another; as a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV per share.  The Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations.

MARKET TIMING POLICY
Excessive or short-term purchases and redemptions of Fund shares have the potential to harm the Funds and their long-term shareholders.  Such frequent trading of Fund shares may lead to, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolios and increased brokerage and administrative costs.  In addition to these generally applicable risks, Funds that invest a substantial portion of their assets in certain types of securities may be subject to additional risks.  For example, Funds that invest in foreign securities that trade in overseas markets may be subject to the risk of a particular form of frequent trading called time-zone arbitrage, where shareholders of the Fund seek to take advantage of time-zone differences between the close of the overseas markets in which the Fund’s securities are traded, and the close of U.S. markets.  Arbitrage opportunities also may occur in Funds that hold small capitalization or small company securities or in Funds that invest in thinly traded securities.

The Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.  Accordingly, the Funds’ Boards of Trustees have adopted policies and procedures that are designed to deter such excessive or short-term trading.  In general, the Funds consider trading activity to be suspect if there is a purchase and redemption transaction within any three-day period although longer periods may also be suspect.  The size of such transactions also may be taken into account. The Funds reserve the right to take appropriate action as they deem necessary to combat excessive or short-term trading of Fund shares, including, but not limited to, refusing to accept purchase orders.  The Funds also work with intermediaries that sell or facilitate the sale of Fund shares to identify abusive trading practices in omnibus accounts. Under no circumstances will the Funds, the Advisor or the distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term trading in the Funds. The Advisor maintains processes to monitor and identify abusive or excessive short-term trading activity in the Funds.  The Advisor periodically reviews the Funds’ purchase and redemption activity (including receiving and analyzing daily trade detail reports from USBFS and performing monthly testing) in order to detect possible market-timing.  Although the Funds and the Advisor take steps to prevent abusive trading practices, there is no guarantee that all such practices will be detected or prevented.

Due to the nature of the AssetMark Platform, where Fund purchase and redemption transactions are submitted on behalf of clients invested in the AssetMark Platform in connection with an asset allocation model, it is highly unlikely that individual investment advisors or investors could engage in abusive trading strategies within the platform.

Because the GuideMark® Funds are utilized as underlying investments by the GuidePath® Funds of Funds such that the Advisor effects the GuidePath® Funds of Funds’ transactions in shares of the GuideMark® Funds consistent with the GuidePath® Funds of Funds’ investment policies and net asset flows, investments in the GuideMark® Funds by the GuidePath® Funds of Funds are not subject to the Funds’ market timing policy.

DISTRIBUTION OF FUND SHARES
Distributor
AssetMark Brokerage™, LLC, 1655 Grant Street, 10th Floor Concord, CA 94520, an affiliate of the Advisor, is the distributor for the shares of each of the Funds.  Shares of each Fund are offered on a continuous basis.

COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS
Legal Counsel and Independent Registered Public Accounting Firm
Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Funds. Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Funds.

Custodian, Fund Administrator, Transfer Agent, Fund Accountant and Shareholder Servicing Agents
U.S. Bank N.A. serves as custodian for each Fund’s cash and securities (except the Opportunistic Fixed Income Fund’s).  U.S. Bank N.A. does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS serves as each Fund’s administrator, transfer agent and fund accountant.  In addition, certain other organizations that provide recordkeeping and other shareholder services may be entitled to receive fees from a Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

The Bank of New York Mellon (“BNY Mellon”) serves as custodian for the Opportunistic Fixed Income Fund’s cash and securities.  BNY Mellon does not assist in, and is not responsible for, investment decisions involving assets of the Funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES
DISTRIBUTIONS

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  Each Fund, other than the Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund, the Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund and the Fixed Income Allocation Fund, expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually.  The Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund, the Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund and the Fixed Income Allocation Fund each expect to declare and distribute all of its net investment income, if any, to shareholders as dividends at least quarterly.  Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements.  Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Your statement will show any exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest).  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you.  However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.”  At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

The information below is supplemented or modified by the discussion under the subheading, “Additional Information – Tax-Exempt Fixed Income Fund.”

TAX CONSIDERATIONS

Fund Distributions.  Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts, passive foreign investment companies, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  Your broker-dealer or other financial intermediary (such as a bank or financial advisor) (collectively, “broker-dealers”) will be required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis will be calculated using the broker-dealer’s default method unless you instruct your broker-dealer to use a different calculation method.  Shareholders should carefully review the cost basis information provided by the broker-dealer and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. Please contact your broker-dealer with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax.  A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.  Net investment income does not include exempt-interest dividends.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.  An exemption from U.S. withholding tax is provided for capital gain dividends paid by a Fund from long-term capital gains, if any. The exemption from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after January 1, 2015.  It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends, or, if reinstated, whether such exemptions will have retroactive effect.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws.  Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

ADDITIONAL INFORMATION – TAX-EXEMPT FIXED INCOME FUND

Exempt-Interest Dividends. Dividends from the Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities.  In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax.  Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors.  Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax, unless such bonds were issued in 2009 or 2010.

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Taxable Income Dividends.  The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital Gain Distributions.  The Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

This discussion of “DIVIDENDS, DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

OTHER INFORMATION

Commodity Pool Operator Exclusion and Regulation

The Advisor has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (the “CFTC”) with respect to the GuideMark® and GuidePath® Funds, other than the GuidePath® Altegris® Diversified Alternatives Allocation Fund.  The Funds for which such exclusion has been claimed are referred to herein as the “Excluded Funds.”  The Advisor is therefore not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Excluded Funds.  The Excluded Funds are not intended as vehicles for trading in the futures, commodity options or swaps markets.  In addition, the Advisor is relying upon a related exclusion from the definition of commodity trading advisor under the CEA and the rules of the CFTC.  The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, or the Funds, their investment strategies or this prospectus.

Each Excluded Fund’s investments in futures, commodity options or swaps will be limited in accordance with the terms of the exclusion upon which the Advisor relies.

GuidePath ® Altegris® Diversified Alternatives Allocation Fund

The Advisor is registered as a commodity pool operator under the CEA and the rules of the CFTC and, with respect to the GuidePath® Altegris® Diversified Alternatives Allocation Fund, is subject to regulation as a commodity pool operator under the CEA. The CFTC has recently adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Advisor’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Advisor as the Fund’s CPO, the Advisor’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Advisor’s CFTC compliance obligations. As the Fund is operated subject to CFTC regulation, it may incur additional compliance and related expenses.  The CFTC has neither reviewed nor approved the Fund, its investment strategies or this prospectus.

INDEX DESCRIPTIONS

Each of the following indexes is unmanaged and cannot be invested in directly.  The indexes do not reflect any deductions for fees, expenses or taxes.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries government-related and corporate debt securities, mortgage- and asset-backed securities.  All securities contained in the Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

Barclays Municipal Bond Index

The Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

Barclays Multiverse Index

The Barclays Multiverse Index provides a broad-based measure of the global fixed-income bond market, and captures investment grade and high yield securities in all eligible currencies.

Barclays U.S. TIPS Index

The Barclays U.S. TIPS Index includes all publicly-issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays Global Inflation Linked Bond Index

The Barclays Global Inflation Linked Bond Index includes securities which offer the potential for protection against inflation as their cash flows are linked to an underlying inflation index. All securities included in the index have to be issued by an investment-grade rated sovereign in its local currency.

Bloomberg Commodity Index*

The Bloomberg Commodity Index is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc.

BofA Merrill Lynch Global Broad Market Index

The BofA Merrill Lynch Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and Eurobond markets.

Citigroup 3-Month Treasury Bill Index

The Citigroup 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

Dow Jones Global Select Real Estate Securities (“RESI”) Index

The Dow Jones Global Select RESI Index represents equity real estate investment trusts and real estate operating companies traded globally.

Global Real Return Blended Index

The Global Real Return Blended Index is a weighted combination of 20% of the total return from the Bloomberg Commodity Index, 35% of the total return from the S&P Global Natural Resources Index, 15% of the total return from the Dow Jones Global Select RESI Index and 30% of the total return from the Barclays Global Inflation Linked Bond Index. Returns are weighted on a 20/35/15/30 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Global Real Return Blended Index.

HFRI Fund of Funds Composite Index

The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds.

MSCI All Country World Index

The MSCI All Country World Index measures the equity market performance of developed and emerging markets.  As of the date of this Prospectus, the MSCI consisted of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.  The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

MSCI All Country World ex-US Index

The MSCI All Country World ex US Index measures the equity market performance of developed and emerging markets excluding the United States.  As of the date of this Prospectus, the MSCI ACWI ex US consisted of 45 country indices comprising 22 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

MSCI Emerging Markets Index

The MSCI Emerging Markets Index measures the equity market performance of global emerging markets. As of the date of this Prospectus, the MSCI Emerging Markets Index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

MSCI World ex-US Index

The MSCI World ex-US Index measures the equity market performance of developed markets excluding the United States.  As of the date of this Prospectus, the MSCI World ex-US Index consisted of 45 country indices comprising 22 developed market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI World High Dividend Yield Index

The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large and mid cap stocks across 23 developed market countries. The Index is designed to reflect the performance of equities (excluding REITs) with higher than average dividend yields that are both sustainable and persistent.

Multi-Asset Income Blended Index

The Multi-Asset Income Blended Index is a weighted combination of 60% of the total return from the MSCI World High Dividend Yield Index with 40% of the total return from the Barclays US Aggregate Bond Index. Returns are weighted on a 60/40 basis for each historical month and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Blended Index.

Russell 1000® Index

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.  As of May 29, 2015, the market capitalization of the companies in the Russell 1000® Index ranged from $2.4 billion to $751 billion.

Russell 1000® Growth Index

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth rates.

Russell 1000® Value Index

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

Russell 2500TM Index

The Russell 2500TM Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap.  It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.  As of May 29, 2015, the market capitalization of the companies in the Russell 2500TM Index ranged from $177 million to $10.2 billion.

Russell 3000® Index

The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest US Companies, based on total market capitalization, which represents approximately 98% of the investable US equity market.

S&P 500® Index

The S&P 500® Index focuses on the large-cap segment of the U.S. equities market. It includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 75% coverage of U.S. equities.

S&P Global Natural Resources Index

The S&P Global Natural Resources Index includes 90 of the largest publicly-traded companies in natural resources and commodities that meet specific investability requirements across three primary commodity-related sectors: agribusiness, energy, and metals and mining.

Tactical Constrained Blended Index

The Tactical Constrained Blended Index is a weighted combination of 75% of the total return from the MSCI All Country World Index with 25% of the total return from the BofA Merrill Lynch Global Broad Market Index. Returns are weighted on a 75/25 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Constrained Blended Benchmark Index.

Tactical Unconstrained Blended Index

The Tactical Unconstrained Blended Index is a weighted combination of 90% of the total return from the MSCI All Country World Index with 10% of the total return from the Barclays Multiverse Index. Returns are weighted on a 90/10 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Unconstrained Blended Benchmark Index.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for each Fund for the past five years, or if shorter, the period of each Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information for the years ended March 31, 2015 and 2014 has been audited by Cohen Fund Audit Services, Ltd., each Fund’s independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ most recent Annual Report which is available upon request.  The information for the years ended March 31, 2013, 2012 and 2011 was audited by another independent registered public accounting firm.

Institutional Shares of the GuideMark® Tax-Exempt Fixed Income Fund and the GuidePath® Multi-Asset Income Asset Allocation Fund, had not commenced operations as of the date of this Prospectus, and financial highlights are not yet available for these Institutional Shares.  The financial highlights information is for the Service Shares of these Funds, which are offered in another prospectus.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, Service Shares are subject to a 12b-1 fee, an administrative service fee and shareholder servicing fees, while Institutional Shares are not.  Had Institutional Shares of the Funds been operational during the periods shown, the dividend distributions (if any) and investment performance would have been higher.

	Large Cap Core Fund (formerly, Large Cap Growth Fund)
	Institutional
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 20111
				Through
				March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$13.67	$11.20	$10.68	$10.32

Income from investment operations:
Net investment income	0.14	0.09	0.08	0.01
Net realized and unrealized gains on investments	1.57	2.46	0.51	0.35
Total from investment operations	1.71	2.55	0.59	0.36

Less distributions:
Dividends from net investment income	(0.09)	(0.08)	(0.07)	—
Total distributions	(0.09)	(0.08)	(0.07)	—

Net asset value, end of year	$15.29	$13.67	$11.20	$10.68

Total return	12.51%	22.81%	5.54%	3.49%2

Supplemental data and ratios:
Net assets, end of year	$44,686,597	$44,827,864	$44,994,114	$31,330,264

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.87%	0.90%	0.92%	0.93%3
After expense reimbursement (recapture) and securities lending credit	0.85%	0.89%	0.89%	0.92%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.88%	0.63%	0.81%	0.33%3
After expense reimbursement (recapture) and securities lending credit	0.90%	0.64%	0.84%	0.34%3

Portfolio turnover rate	53.23%	55.81%	60.92%	126.61%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

	Emerging Markets Fund (formerly, Large Cap Value Fund)
	Institutional
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 20111
				Through
				March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.73	$9.43	$8.39	$8.54

Income from investment operations:
Net investment income	0.21	0.17	0.18	0.13
Net realized and unrealized gains (losses) on investments	0.74	2.31	1.03	(0.09)
Total from investment operations	0.95	2.48	1.21	0.04

Less distributions:
Dividends from net investment income	(0.22)	(0.18)	(0.17)	(0.19)
Total distributions	(0.22)	(0.18)	(0.17)	(0.19)

Net asset value, end of year	$12.46	$11.73	$9.43	$8.39

Total return	8.08%	26.38%	14.70%	0.70%2

Supplemental data and ratios:
Net assets, end of year	$60,596,893	$62,007,800	$60,452,681	$39,721,680

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.86%	0.89%	0.92%	0.93%3
After expense reimbursement (recapture) and securities lending credit	0.84%	0.88%	0.91%	0.92%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.87%	1.57%	1.89%	1.89%3
After expense reimbursement (recapture) and securities lending credit	1.89%	1.58%	1.90%	1.90%3

Portfolio turnover rate	31.33%	29.10%	27.02%	95.12%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

	Small/Mid Cap Core Fund
	Institutional
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 20111
				Through
				March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$16.77	$13.51	$11.56	$11.99

Income from investment operations:
Net investment income	0.01	—	0.07	—
Net realized and unrealized gains (losses) on investments	1.96	3.27	1.99	(0.43)
Total from investment operations	1.97	3.27	2.06	(0.43)

Less distributions:
Dividends from net investment income	—	(0.01)	(0.11)	—
Dividends from net realized gains	(1.12)	—	—	—
Total distributions	(1.12)	(0.01)	(0.11)	—

Net asset value, end of year	$17.62	$16.77	$13.51	$11.56

Total return	11.99%	24.19%	17.95%	-3.59%2

Supplemental data and ratios:
Net assets, end of year	$40,075,963	$44,695,002	$44,361,656	$30,106,471

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.02%	1.05%	1.09%	1.22%3
After expense reimbursement (recapture) and securities lending credit	0.91%	1.02%	1.05%	1.09%3

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.08%	-0.04%	0.61%	-0.10%3
After expense reimbursement (recapture) and securities lending credit	0.03%	-0.01%	0.65%	0.03%3

Portfolio turnover rate	96.24%	241.55%	143.14%	245.95%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

	World ex-US Fund
	Institutional
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 20111
				Through
				March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$8.94	$8.06	$7.52	$8.75

Income from investment operations:
Net investment income	0.25	0.11	0.13	0.07
Net realized and unrealized gains (losses) on investments	(0.26)	0.86	0.48	(1.17)
Total from investment operations	(0.01)	0.97	0.61	(1.10)

Less distributions:
Dividends from net investment income	(0.18)	(0.09)	(0.07)	(0.13)
Total distributions	(0.18)	(0.09)	(0.07)	(0.13)

Net asset value, end of year	$8.75	$8.94	$8.06	$7.52

Total return	-0.10%	12.09%	8.09%	-12.34%2

Supplemental data and ratios:
Net assets, end of year	$113,316,485	$130,537,695	$85,157,441	$40,623,156

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.98%	1.03%	1.09%	1.08%3
After expense reimbursement (recapture) and securities lending credit	0.98%	1.03%	1.09%	1.08%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.68%	1.44%	1.44%	1.13%3
After expense reimbursement (recapture) and securities lending credit	2.68%	1.44%	1.44%	1.13%3

Portfolio turnover rate	61.84%	75.22%	75.34%	164.90%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

	Opportunistic Equity Fund
	Institutional
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 20111
				Through
				March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$13.49	$11.34	$9.91	$10.21

Income from investment operations:
Net investment income	0.11	0.13	0.08	0.02
Net realized and unrealized gains (losses) on investments	1.62	2.79	1.42	(0.32)
Total from investment operations	1.73	2.92	1.50	(0.30)

Less distributions:
Dividends from net investment income	(0.14)	(0.12)	(0.07)	—
Dividends from net realized gains	(2.25)	(0.65)	—	—
Total distributions	(2.39)	(0.77)	(0.07)	—

Net asset value, end of year	$12.83	$13.49	$11.34	$9.91

Total return	13.26%	25.92%	15.22%	-2.94%2

Supplemental data and ratios:
Net assets, end of year	$63,622,473	$59,877,468	$67,574,510	$46,233,165

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.01%	1.02%	1.06%	1.05%3
After expense reimbursement (recapture) and securities lending credit	0.99%	1.01%	1.05%	1.03%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.78%	0.82%	0.86%	0.45%3
After expense reimbursement (recapture) and securities lending credit	0.80%	0.83%	0.87%	0.47%3

Portfolio turnover rate	59.70%	59.12%	78.58%	91.59%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

	Global Real Return Fund
	Institutional
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 20111 Through March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.22	$9.39	$9.35	$10.31

Income from investment operations:
Net investment income	0.14	0.14	0.14	0.10
Net realized and unrealized gains (losses) on investments	(1.01)	(0.20)	0.02	(0.88)
Total from investment operations	(0.87)	(0.06)	0.16	(0.78)

Less distributions:
Dividends from net investment income	(0.11)	(0.11)	(0.12)	(0.17)
Return of capital	(0.01)	—	—	(0.01)
Total distributions	(0.12)	(0.11)	(0.12)	(0.18)

Net asset value, end of year	$8.23	$9.22	$9.39	$9.35

Total return	-9.43%	-0.66%	1.73%	-7.48%2

Supplemental data and ratios:
Net assets, end of year	$10,708,053	$13,204,913	$11,681,383	$10,423,221

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	0.86%	0.85%	0.88%	0.89%3
After expense reimbursement (recapture) and securities lending credit	0.37%	0.61%	0.80%	0.82%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	1.06%	1.30%	1.22%	1.08%3
After expense reimbursement (recapture) and securities lending credit	1.55%	1.54%	1.30%	1.15%3

Portfolio turnover rate	33.46%	36.72%	35.26%	55.11%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

	Core Fixed Income Fund
	Institutional
	Year	Year	Year	April 29, 20111
	Ended	Ended	Ended	Through
	March 31, 2015	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.37	$9.86	$9.77	$9.48

Income from investment operations:
Net investment income	0.15	0.16	0.17	0.21
Net realized and unrealized gains (losses) on investments	0.33	(0.24)	0.23	0.31
Total from investment operations	0.48	(0.08)	0.40	0.52

Less distributions:
Dividends from net investment income	(0.17)	(0.20)	(0.21)	(0.23)
Dividends from net realized gains	(0.01)	(0.03)	(0.10)	—
Return of capital	—	(0.18)	—	—
Total distributions	(0.18)	(0.41)	(0.31)	(0.23)

Net asset value, end of year	$9.67	$9.37	$9.86	$9.77

Total return	5.25%	-0.72%	4.12%	5.56%2

Supplemental data and ratios:
Net assets, end of year	$75,832,786	$88,702,582	$134,362,492	$31,999,581

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.70%	0.70%	0.72%	0.70%3
After expense reimbursement (recapture) and securities lending credit	0.69%	0.70%	0.72%	0.69%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.71%	1.68%	1.53%	2.14%3
After expense reimbursement (recapture) and securities lending credit	1.72%	1.68%	1.53%	2.15%3

Portfolio turnover rate	185.11%	112.86%	213.80%	427.36%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

	Tax-Exempt Fixed Income Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2015	2014	2013	2012	2011
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.18	$11.70	$11.47	$10.67	$10.94

Income from investment operations:
Net investment income	0.32	0.34	0.33	0.37	0.36
Net realized and unrealized gains (losses) on investments	0.40	(0.52)	0.23	0.80	(0.26)
Total from investment operations	0.72	(0.18)	0.56	1.17	0.10

Less distributions:
Dividends from net investment income	(0.32)	(0.34)	(0.33)	(0.37)	(0.37)
Total distributions	(0.32)	(0.34)	(0.33)	(0.37)	(0.37)

Net asset value, end of year	$11.58	$11.18	$11.70	$11.47	$10.67

Total return	6.45%	-1.48%	4.93%	11.10%	0.89%

Supplemental data and ratios:
Net assets, end of year	$65,682,169	$63,429,577	$75,739,873	$81,408,890	$170,330,144

Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.38%	1.38%	1.36%	1.31%	1.29%
After expense reimbursement (recapture)	1.29%	1.29%	1.29%	1.29%	1.29%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	2.64%	2.90%	2.72%	3.16%	3.25%
After expense reimbursement (recapture)	2.73%	2.99%	2.79%	3.18%	3.25%

Portfolio turnover rate	33.29%	35.08%	30.36%	38.80%	38.01%

	Opportunistic Fixed Income Fund
	Institutional
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 20111 Through March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.94	$10.27	$9.70	$10.07

Income from investment operations:
Net investment income	0.41	0.34	0.42	0.35
Net realized and unrealized gains (losses) on investments	(0.32)	(0.37)	0.57	(0.34)
Total from investment operations	0.09	(0.03)	0.99	0.01

Less distributions:
Dividends from net investment income	(0.50)	(0.28)	(0.42)	(0.38)
Dividends from net realized gains	––	(0.02)	––	––
Total distributions	(0.50)	(0.30)	(0.42)	(0.38)

Net asset value, end of year	$9.53	$9.94	$10.27	$9.70

Total return	0.88%	-0.21%	10.33%	0.29%2

Supplemental data and ratios:
Net assets, end of year	$50,593,107	$65,181,311	$104,141,739	$38,403,168

Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.08%	1.01%	1.03%	1.13%3
After expense reimbursement (recapture)	1.05%	1.01%	1.05%	1.05%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	3.84%	4.10%	4.17%	4.20%3
After expense reimbursement (recapture)	3.87%	4.10%	4.15%	4.28%3

Portfolio turnover rate	39.66%	66.49%	101.49%	86.54%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

	Strategic Asset Allocation Fund
	Institutional
	Year Ended March 31, 2015	Year Ended March 31, 2014	September 13, 20121 Through March 31, 2013

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.45	$10.25	$9.63

Income from investment operations:
Net investment income (loss)	0.16	(0.03)	0.11
Net realized and unrealized gains on investments	0.41	1.56	0.62
Total from investment operations	0.57	1.53	0.73

Less distributions:
Dividends from net investment income	(0.19)	(0.11)	(0.11)
Dividends from net realized gains	(0.18)	(0.22)	—
Total distributions	(0.37)	(0.33)	(0.11)

Net asset value, end of year	$11.65	$11.45	$10.25

Total return	5.04%	15.00%	7.68%2

Supplemental data and ratios:
Net assets, end of year	$7,737,997	$3,534,178	$884,658

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	0.41%	0.40%	0.42%3
After expense reimbursement (recapture) and securities lending credit	0.34%	0.36%	0.40%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	1.63%	1.42%	1.84%3
After expense reimbursement (recapture) and securities lending credit	1.70%	1.46%	1.86%3

Portfolio turnover rate	11.96%	30.35%	18.44%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

	Tactical Constrained® Asset Allocation Fund
	Institutional
	Year Ended March 31, 2015	Year Ended March 31, 2014	September 13, 20121 Through March 31, 2013

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.39	$10.43	$9.98

Income from investment operations:
Net investment income	0.26	0.18	0.14
Net realized and unrealized gains on investments	0.41	0.98	0.48
Total from investment operations	0.67	1.16	0.62

Less distributions:
Dividends from net investment income	(0.25)	(0.14)	(0.14)
Dividends from net realized gains	(0.55)	(0.06)	(0.03)
Total distributions	(0.80)	(0.20)	(0.17)

Net asset value, end of year	$11.26	$11.39	$10.43

Total return	6.01%	11.13%	6.29%2

Supplemental data and ratios:
Net assets, end of year	$6,173,168	$2,680,327	$879,348

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	0.42%	0.43%	0.43%3
After expense reimbursement (recapture) and securities lending credit	0.37%	0.38%	0.38%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	1.96%	1.42%	2.10%3
After expense reimbursement (recapture) and securities lending credit	2.01%	1.47%	2.15%3

Portfolio turnover rate	38.36%	69.17%	67.22%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

	Tactical Unconstrained® Asset Allocation Fund
	Institutional
	Year Ended March 31, 2015	Year Ended March 31, 2014	September 13, 20121 Through March 31, 2013

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.80	$10.25	$9.75

Income from investment operations:
Net investment income	0.17	0.07	0.13
Net realized and unrealized gains on investments	0.21	0.75	0.55
Total from investment operations	0.38	0.82	0.68

Less distributions:
Dividends from net investment income	(0.20)	(0.09)	(0.14)
Dividends from net realized gains	(0.64)	(0.18)	(0.04)
Total distributions	(0.84)	(0.27)	(0.18)

Net asset value, end of year	$10.34	$10.80	$10.25

Total return	3.63%	8.01%	7.11%2

Supplemental data and ratios:
Net assets, end of year	$5,977,217	$1,496,066	$810,333

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	0.51%	0.51%	0.52%3
After expense reimbursement (recapture) and securities lending credit	0.36%	0.46%	0.46%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	2.01%	1.14%	1.89%3
After expense reimbursement (recapture) and securities lending credit	2.16%	1.19%	1.95%3

Portfolio turnover rate	214.84%	244.90%	195.89%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

	Absolute Return Asset Allocation Fund
	Institutional
	Year Ended March 31, 2015	Year Ended March 31, 2014	September 13, 20121 Through March 31, 2013

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.00	$10.16	$10.19

Income from investment operations:
Net investment income	0.40	0.41	0.18
Net realized and unrealized losses on investments	(0.10)(6)	(0.31)	(0.02)
Total from investment operations	0.30	0.10	0.16

Less distributions:
Dividends from net investment income	(0.28)	(0.26)	(0.18)
Dividends from net realized gains	––	––	(0.01)
Total distributions	(0.28)	(0.26)	(0.19)

Net asset value, end of year	$10.02	$10.00	$10.16

Total return	3.05%	1.08%	1.53%2

Supplemental data and ratios:
Net assets, end of year	$2,673,347	$1,014,889	$569,773

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	0.51%	0.51%	0.51%3
After expense reimbursement (recapture) and securities lending credit	0.34%	0.36%	0.47%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	2.64%	2.24%	2.59%3
After expense reimbursement (recapture) and securities lending credit	2.81%	2.39%	2.63%3

Portfolio turnover rate	91.93%	134.44%	64.86%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

6.
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

	Multi-Asset Income Asset Allocation Fund
	Service
	Year	Year	August 31, 20121
	Ended	Ended	Through
	March 31, 2015	March 31, 2014	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.76	$10.58	$10.00

Income from investment operations:
Net investment income	0.36	0.38	0.22
Net realized and unrealized gains (losses) on investments	(0.05)	0.21	0.53
Total from investment operations	0.31	0.59	0.75

Less distributions:
Dividends from net investment income	(0.38)	(0.40)	(0.17)
Dividends from net realized gains	(0.07)	(0.01)	—
Total distributions	(0.45)	(0.41)	(0.17)

Net asset value, end of year	$10.62	$10.76	$10.58

Total return	3.01%	5.63%	7.55%2

Supplemental data and ratios:
Net assets, end of year	$140,497,937	$115,477,776	$73,269,622

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	1.14%	1.18%	1.33%3
After expense reimbursement (recapture) and securities lending credit	0.88%	0.88%	1.10%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	3.23%	3.66%	3.66%3
After expense reimbursement (recapture) and securities lending credit	3.49%	3.96%	3.89%3

Portfolio turnover rate	66.76%	100.40%	21.35%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

	Fixed Income Allocation Fund
	Institutional
	Year Ended March 31, 2015	Year Ended March 31, 2014	September 13, 20121 Through March 31, 2013

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.65	$10.00	$10.01

Income from investment operations:
Net investment income	0.25	0.19	0.13
Net realized and unrealized gains (losses) on investments	0.11	(0.27)	(0.04)
Total from investment operations	0.36	(0.08)	0.09

Less distributions:
Dividends from net investment income	(0.25)	(0.24)	(0.10)
Dividends from net realized gains	—	(0.03)	—*
Total distributions	(0.25)	(0.27)	(0.10)

Net asset value, end of year	$9.76	$9.65	$10.00

Total return	3.75%	-0.83%	0.88%2

Supplemental data and ratios:
Net assets, end of year	$2,257,327	$960,185	$503,918

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	0.42%	0.41%	0.50%3
After expense reimbursement (recapture) and securities lending credit	0.31%	0.32%	0.43%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	2.66%	1.98%	2.44%3
After expense reimbursement (recapture) and securities lending credit	2.77%	2.07%	2.51%3

Portfolio turnover rate	22.67%	67.82%	18.75%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share.

	Altegris® Diversified Alternatives Allocation Fund
	Institutional
	Year Ended March 31, 2015	Year Ended March 31, 2014	September 13, 20121 Through March 31, 2013

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.89	$10.01	$10.07

Income from investment operations:
Net investment income	0.24	0.28	0.05
Net realized and unrealized gains (losses) on investments	0.58	(0.11)	(0.07)
Total from investment operations	0.82	0.17	(0.02)

Less distributions:
Dividends from net investment income	(0.23)	(0.29)	(0.04)
Dividends from net realized gains	—	—*	—
Total distributions	(0.23)	(0.29)	(0.04)

Net asset value, end of year	$10.48	$9.89	$10.01

Total return	8.34%	1.76%	-0.19%2

Supplemental data and ratios:
Net assets, end of year	$1,922,961	$737,302	$514,104

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture), fees waived and securities lending credit	0.34%	0.33%	0.30%3
After expense reimbursement (recapture), fees waived and securities lending credit	0.19%	0.18%	0.30%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture), fees waived and securities lending credit	2.30%	3.10%	0.84%3
After expense reimbursement (recapture), fees waived and securities lending credit	2.45%	3.25%	0.84%3

Portfolio turnover rate	19.66%	40.26%	16.16%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*Amount represents less than $0.01 per share.

Investment Advisor	AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520-2445

Legal Counsel	Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103

Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian (all Funds except Opportunistic Fixed Income Fund)	U.S. Bank N.A. Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212

Custodian (Opportunistic Fixed Income Fund)	The Bank of New York Mellon One Wall Street New York, NY 10286

Distributor	AssetMark Brokerage™ , LLC 1655 Grant Street, 10th Floor Concord, CA 94520-2445

Privacy Policy For AssetMark, Inc. and AssetMark Trust Company. Important Information. No action required.

We appreciate your business and the trust you have placed in us. Our privacy philosophy reflects the value of your trust. We are committed to protecting the personal data we obtain about you. Please know that we do not sell your personal data. In order to provide services or products to you, we may use your personal data. To further understand our Privacy Policy, please review the following details.

What personal data may we collect about you?
We may collect your personal data to provide you with the products or services you requested. We may obtain it from your application, your transactions with us, and outside parties such as consumer reporting agencies. We may collect personal data about you to process transactions and to prevent fraud. Where required, we will obtain your consent before collecting it. The personal data may include:
•   Name, address and other personal Information
•   Income and assets
•   Accounts at other institutions
•   Social security, Driver's License, or taxpayer identification number

What do we do with your personal data?

We comply with Federal and State requirements related to the protection and use of your data. This means that we only share data where we are permitted or required to do so to provide services to you. We also may be required to obtain your authorization before disclosing certain types of personal data.
We may use your personal data in order to:
•   Process transactions
•   Respond to your requests
•   Prevent fraud
•   Comply with regulatory requirements
•   Share with you related products and services we offer

We do not sell personal data about current or former customers or their accounts. We do not share your personal data with any affiliates or outside companies for marketing purposes. When affiliates or outside companies perform a service on our behalf, we may share your personal data with them solely in connection with providing those services. We require them to protect your personal data, and we only permit them to use your personal data to perform these services.
Examples of outside parties who may receive your personal data are:
•   Your financial advisor or other authorized agent(s)
•   Your brokerage firm or custodian
•   State or Federal authorities
•   Other companies or service providers we use to provide services to you

How do we protect your personal data?
In order to protect your personal data, we maintain physical, electronic and procedural safeguards. We review these safeguards regularly in keeping with technological advancements. We restrict access to your personal data. We also train our employees in the proper handling of your personal data.

Our commitment to keeping you informed.
We will send you a Privacy Policy each year while you are our customer. In the event we broaden our data sharing practices, we will send you a new Privacy Policy.

You are receiving this Privacy Policy because you are a Client of AssetMark and/or AssetMark Trust Company.

FOR MORE INFORMATION

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (“SAI”) for GPS Funds I dated July 31, 2015, as revised October 9, 2015, and for GPS Funds II dated July 31, 2015:
The SAIs of GPS Funds I and GPS Funds II provide more details about each Fund’s policies and management.  GPS Funds I’s and GPS Funds II’s SAIs are incorporated by reference into this Prospectus.

Annual and Semi-Annual Report:
The annual and semi-annual reports provide (or will provide) additional information about each Fund’s investments, as well as the most recent financial reports and portfolio listings.  The annual report contains (or will contain) a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.

To receive any of these documents or a Prospectus of the Funds free of charge or to make inquiries or request additional information about the Funds, please contact us.

By Telephone:
(888) 278-5809

By Mail:
GPS Funds I / GPS Funds II
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Internet:
www.AssetMark.com

From the SEC:
You may review and obtain copies of GPS Funds I’s or GPS Funds II’s information (including the SAIs) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Prospectus
July 31, 2015, as revised October 9, 2015

GPS Funds I – 1940 Act File No. 811-10267
GuideMark® Large Cap Core Fund
GuideMark® Emerging Markets Fund
GuideMark® Small/Mid Cap Core Fund
GuideMark® World ex-US Fund
GuideMark® Opportunistic Equity Fund
GuideMark® Core Fixed Income Fund
GuideMark® Tax-Exempt Fixed Income Fund

GPS Funds II – 1940 Act File No. 811-22486
GuideMark® Global Real Return Fund
GuideMark® Opportunistic Fixed Income Fund
GuidePath® Strategic Asset Allocation Fund
GuidePath® Tactical Constrained® Asset Allocation Fund
GuidePath® Tactical Unconstrained® Asset Allocation Fund
GuidePath® Absolute Return Asset Allocation Fund
GuidePath® Multi-Asset Income Asset Allocation Fund
GuidePath® Fixed Income Allocation Fund
GuidePath® Altegris® Diversified Alternatives Allocation Fund